UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
30% Allocation Fund 30% Allocation Fund : FMWIX

This annual shareholder report contains information about 30% Allocation Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
30% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
30% Allocation Fund	7.34%	4.00%
Moderate with Income Allocation Composite Index℠	7.43%	4.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.53%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$391,655
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 21.2
Short-Term Funds - 19.9
International Equity Funds - 9.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	49.8
Fidelity Total Market Index Fund	21.2
Fidelity Short-Term Bond Index Fund	19.9
Fidelity Total International Index Fund	9.1
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Moderate with Income Allocation Fund to 30% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913791.101    6497-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
70% Allocation Fund 70% Allocation Fund : FRGAX

This annual shareholder report contains information about 70% Allocation Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
70% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
70% Allocation Fund	13.11%	7.75%
Growth Allocation Composite Index℠	13.03%	7.75%
S&P 500® Index	17.60%	12.60%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,470,876
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 49.2
Bond Funds - 24.8
International Equity Funds - 21.1
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	49.2
Fidelity U.S. Bond Index Fund	24.8
Fidelity Total International Index Fund	21.1
Fidelity Short-Term Bond Index Fund	4.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Growth Allocation Fund to 70% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913793.101    6499-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity® Sustainable Multi-Asset Fund : FYMRX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Multi-Asset Fund	11.82%	6.43%
Fidelity Sustainable Multi-Asset Composite Index℠	11.88%	7.37%
S&P 500® Index	17.60%	13.18%
A   From February 10, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.0
International Equity Funds - 35.2
Bond Funds - 23.6
Short-Term Funds - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.5
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	12.8
Fidelity Sustainable U.S. Equity ETF	10.5
Fidelity Sustainable Emerging Markets Equity Fund	6.8
Fidelity Inflation-Protected Bond Index Fund	6.5
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	1.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913786.101    6477-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class M : FYMMX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	0.55%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	7.40%	4.87%
Class M (without 3.50% sales charge)	11.30%	5.90%
Fidelity Sustainable Multi-Asset Composite Index℠	11.88%	7.37%
S&P 500® Index	17.60%	13.18%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.0
International Equity Funds - 35.2
Bond Funds - 23.6
Short-Term Funds - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.5
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	12.8
Fidelity Sustainable U.S. Equity ETF	10.5
Fidelity Sustainable Emerging Markets Equity Fund	6.8
Fidelity Inflation-Protected Bond Index Fund	6.5
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	1.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913789.101    6480-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class I : FYMIX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	11.81%	6.42%
Fidelity Sustainable Multi-Asset Composite Index℠	11.88%	7.37%
S&P 500® Index	17.60%	13.18%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.0
International Equity Funds - 35.2
Bond Funds - 23.6
Short-Term Funds - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.5
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	12.8
Fidelity Sustainable U.S. Equity ETF	10.5
Fidelity Sustainable Emerging Markets Equity Fund	6.8
Fidelity Inflation-Protected Bond Index Fund	6.5
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	1.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913790.101    6481-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class C : FYMCX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 111	1.05%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	9.63%	5.35%
Class C	10.63%	5.35%
Fidelity Sustainable Multi-Asset Composite Index℠	11.88%	7.37%
S&P 500® Index	17.60%	13.18%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.0
International Equity Funds - 35.2
Bond Funds - 23.6
Short-Term Funds - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.5
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	12.8
Fidelity Sustainable U.S. Equity ETF	10.5
Fidelity Sustainable Emerging Markets Equity Fund	6.8
Fidelity Inflation-Protected Bond Index Fund	6.5
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	1.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913788.101    6479-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class A : FYMAX

This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.30%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from shifting U.S. tariff policies.
•Against this backdrop, U.S. equities (+17%) and non-U.S. equities (+15%) were the top-performing asset classes the past 12 months.
•Conversely, long-term U.S. Treasurys (-3%) produced a negative return. Other fixed-income asset classes, including short-term debt securities (+2%), U.S. investment-grade bonds (+3%) and U.S. Treasury inflation-protected securities (+4%) had a low single-digit gain.
•The fund's performance relative to its composite index was boosted by active asset allocation positioning, especially an underweight in U.S. investment-grade bonds and an overweight in non-U.S. equities. That said, a larger-than-index exposure to U.S. Treasury inflation-protected securities detracted.
•In terms of investment performance, the fund's holdings in U.S. equities detracted from its relative result. Most notable was an investment in Fidelity Sustainable U.S. Equity ETF (+12.53%), which trailed its benchmark, the MSCI USA IMI Selection Index (+15.62%).
•In contrast, non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+11.08%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+8.71%).

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	5.14%	4.44%
Class A (without 5.75% sales charge)	11.56%	6.16%
Fidelity Sustainable Multi-Asset Composite Index℠	11.88%	7.37%
S&P 500® Index	17.60%	13.18%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$45,372,783
Number of Holdings	9
Total Advisory Fee	$33,752
Portfolio Turnover	33%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.0
International Equity Funds - 35.2
Bond Funds - 23.6
Short-Term Funds - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	29.5
Fidelity Sustainable International Equity Fund	14.7
Fidelity International Sustainability Index Fund	13.7
Fidelity Sustainable Core Plus Bond Fund	12.8
Fidelity Sustainable U.S. Equity ETF	10.5
Fidelity Sustainable Emerging Markets Equity Fund	6.8
Fidelity Inflation-Protected Bond Index Fund	6.5
Fidelity Long-Term Treasury Bond Index Fund	4.3
Fidelity Sustainable Low Duration Bond Fund	1.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913787.101    6478-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Health Savings Index Fund Fidelity® Health Savings Index Fund : FHSNX

This annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 10	0.10%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, the fund's asset class positioning substantially contributed to performance versus the Composite index, whereas security selection hurt.
•The fund's core equity allocation strategy aided relative performance, propelled by outsized exposure to international developed- and emerging-markets stocks in particular. Meanwhile, equal-weight positioning among U.S. equities detracted versus the Composite index. A small allocation to commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning notably boosted performance compared with the index as well. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous.
•In terms of security selection, the fund's international developed-markets holdings modestly pressured relative performance. Other asset classes within the portfolio did not have a material impact on relative performance this year.
•In December 2024, the fund's strategic allocation model was changed. More specifically, target weights for commodities, short-term bonds and cash were added, whereas allocations to long-term U.S. Treasurys and emerging-markets debt were removed.
•As of September 30, the fund was overweight both international developed- and emerging-markets equities, while maintaining a modest underweight U.S. stocks. Exposure to investment-grade bonds remained below the portfolio's target weighting, while short-term bonds/cash were slightly above their combined target weighting. The allocation to international investment-grade bonds shifted from roughly neutral during the period, to a slight underweight by September 30.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2020 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Health Savings Index Fund	8.34%	3.93%	4.34%
Fidelity Health Savings Composite Index℠	7.85%	4.74%	5.03%
Fidelity Health Savings Extended Composite Index℠	7.61%	3.94%	4.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.09%
A   From March 2, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$30,703,679
Number of Holdings	10
Total Advisory Fee	$28,727
Portfolio Turnover	54%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 51.2
Equities - 39.9
Short-Term Investments and Net Other Assets (Liabilities) - 8.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	20.6
Fidelity Total Market Index Fund	17.2
Fidelity International Bond Index Fund	15.0
Fidelity International Index Fund	12.1
Fidelity Short-Term Bond Index Fund	10.0
Fidelity Emerging Markets Index Fund	7.1
Fidelity Inflation-Protected Bond Index Fund	5.2
Fidelity Commodity Strategy Central Fund	3.5
iShares iBoxx $ High Yield Corporate Bond ETF	0.4
91.1
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913785.101    6047-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Health Savings Fund Fidelity® Health Savings Fund : FHLSX

This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 46	0.44%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, the fund's asset class positioning substantially contributed to performance versus the Composite index, while security selection helped more modestly.
•The fund's core equity allocation strategy aided relative performance, propelled by outsized exposure to international developed- and emerging-markets stocks in particular. Meanwhile, equal-weight positioning among U.S. equities detracted versus the Composite index. A small allocation to commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning notably boosted performance compared with the index as well. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•In December 2024, the fund's strategic allocation model was changed. More specifically, target weights for commodities, short-term bonds and cash were added, whereas allocations to long-term U.S. Treasurys and emerging-markets debt were removed.
•As of September 30, the fund was overweight both international developed- and emerging-markets equities, and modestly underweight U.S. stocks. Exposure to investment-grade bonds remained below the portfolio's target weighting, while short-term bonds/cash were slightly above their combined target weighting. The fund was marginally underweighted in international investment-grade bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2020 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Health Savings Fund	8.37%	4.08%	4.63%
Fidelity Health Savings Composite Index℠	7.85%	4.74%	5.03%
Fidelity Health Savings Extended Composite Index℠	7.61%	3.94%	4.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.09%
A   From March 2, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$66,548,260
Number of Holdings	15
Total Advisory Fee	$232,398
Portfolio Turnover	54%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 32.5
Fixed-Income Funds - 30.1
Bonds - 21.7
Domestic Equity Funds - 6.9
Preferred Stocks - 0.0
Options - 0.0
Alternative Funds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	15.0
Fidelity Short-Term Bond Fund	10.0
US Treasury Notes	8.0
Fidelity Inflation-Protected Bond Index Fund	5.1
Fidelity Commodity Strategy Central Fund	3.5
US Treasury Bonds	2.4
NVIDIA Corp	1.3
Fidelity Enhanced Small Cap ETF	1.2
Taiwan Semiconductor Manufacturing Co Ltd	1.2
Microsoft Corp	1.1
48.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913783.101    6046-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Health Savings Fund Fidelity® Health Savings Fund Class K : FHLKX

This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.34%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, the fund's asset class positioning substantially contributed to performance versus the Composite index, while security selection helped more modestly.
•The fund's core equity allocation strategy aided relative performance, propelled by outsized exposure to international developed- and emerging-markets stocks in particular. Meanwhile, equal-weight positioning among U.S. equities detracted versus the Composite index. A small allocation to commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning notably boosted performance compared with the index as well. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•In December 2024, the fund's strategic allocation model was changed. More specifically, target weights for commodities, short-term bonds and cash were added, whereas allocations to long-term U.S. Treasurys and emerging-markets debt were removed.
•As of September 30, the fund was overweight both international developed- and emerging-markets equities, and modestly underweight U.S. stocks. Exposure to investment-grade bonds remained below the portfolio's target weighting, while short-term bonds/cash were slightly above their combined target weighting. The fund was marginally underweighted in international investment-grade bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2020 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	8.48%	4.18%	4.73%
Fidelity Health Savings Composite Index℠	7.85%	4.74%	5.03%
Fidelity Health Savings Extended Composite Index℠	7.61%	3.94%	4.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.09%
A   From March 2, 2020

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$66,548,260
Number of Holdings	15
Total Advisory Fee	$232,398
Portfolio Turnover	54%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 32.5
Fixed-Income Funds - 30.1
Bonds - 21.7
Domestic Equity Funds - 6.9
Preferred Stocks - 0.0
Options - 0.0
Alternative Funds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	15.0
Fidelity Short-Term Bond Fund	10.0
US Treasury Notes	8.0
Fidelity Inflation-Protected Bond Index Fund	5.1
Fidelity Commodity Strategy Central Fund	3.5
US Treasury Bonds	2.4
NVIDIA Corp	1.3
Fidelity Enhanced Small Cap ETF	1.2
Taiwan Semiconductor Manufacturing Co Ltd	1.2
Microsoft Corp	1.1
48.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913784.101    6048-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Asset Manager® 85% : FAMRX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 63	0.59%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 85%	14.76%	11.29%	10.91%
Fidelity Asset Manager 85% Composite Index℠	15.13%	11.77%	11.15%
S&P 500® Index	17.60%	16.47%	15.30%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.2
AAA - 0.5
AA - 0.2
A - 0.6
BBB - 1.5
BB - 0.6
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 85.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	16.1
Industrials	9.7
Consumer Discretionary	7.6
Communication Services	7.3
Health Care	5.9
Consumer Staples	3.4
Materials	3.1
Energy	2.7
Utilities	1.7
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 85.8
Bonds - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.4
NVIDIA Corp	3.6
Fidelity Enhanced Small Cap ETF	3.5
Microsoft Corp	3.2
Fidelity Blue Chip Growth ETF	2.9
Apple Inc	2.8
Alphabet Inc Class A	2.3
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
27.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913749.101    347-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class Z : FIQCX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.52%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	14.86%	11.39%	10.07%
Fidelity Asset Manager 85% Composite Index℠	15.13%	11.77%	10.42%
S&P 500® Index	17.60%	16.47%	14.40%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.2
AAA - 0.5
AA - 0.2
A - 0.6
BBB - 1.5
BB - 0.6
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 85.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	16.1
Industrials	9.7
Consumer Discretionary	7.6
Communication Services	7.3
Health Care	5.9
Consumer Staples	3.4
Materials	3.1
Energy	2.7
Utilities	1.7
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 85.8
Bonds - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.4
NVIDIA Corp	3.6
Fidelity Enhanced Small Cap ETF	3.5
Microsoft Corp	3.2
Fidelity Blue Chip Growth ETF	2.9
Apple Inc	2.8
Alphabet Inc Class A	2.3
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
27.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913748.101    3261-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class M : FEYTX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 121	1.13%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	10.12%	9.91%	9.90%
Class M (without 3.50% sales charge)	14.12%	10.69%	10.30%
Fidelity Asset Manager 85% Composite Index℠	15.13%	11.77%	11.15%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.2
AAA - 0.5
AA - 0.2
A - 0.6
BBB - 1.5
BB - 0.6
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 85.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	16.1
Industrials	9.7
Consumer Discretionary	7.6
Communication Services	7.3
Health Care	5.9
Consumer Staples	3.4
Materials	3.1
Energy	2.7
Utilities	1.7
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 85.8
Bonds - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.4
NVIDIA Corp	3.6
Fidelity Enhanced Small Cap ETF	3.5
Microsoft Corp	3.2
Fidelity Blue Chip Growth ETF	2.9
Apple Inc	2.8
Alphabet Inc Class A	2.3
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
27.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913746.101    1774-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class I : FEYIX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.63%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	14.71%	11.26%	10.87%
Fidelity Asset Manager 85% Composite Index℠	15.13%	11.77%	11.15%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.2
AAA - 0.5
AA - 0.2
A - 0.6
BBB - 1.5
BB - 0.6
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 85.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	16.1
Industrials	9.7
Consumer Discretionary	7.6
Communication Services	7.3
Health Care	5.9
Consumer Staples	3.4
Materials	3.1
Energy	2.7
Utilities	1.7
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 85.8
Bonds - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.4
NVIDIA Corp	3.6
Fidelity Enhanced Small Cap ETF	3.5
Microsoft Corp	3.2
Fidelity Blue Chip Growth ETF	2.9
Apple Inc	2.8
Alphabet Inc Class A	2.3
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
27.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913747.101    1775-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class C : FEYCX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.63%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	12.59%	10.13%	9.91%
Class C	13.59%	10.13%	9.91%
Fidelity Asset Manager 85% Composite Index℠	15.13%	11.77%	11.15%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.2
AAA - 0.5
AA - 0.2
A - 0.6
BBB - 1.5
BB - 0.6
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 85.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	16.1
Industrials	9.7
Consumer Discretionary	7.6
Communication Services	7.3
Health Care	5.9
Consumer Staples	3.4
Materials	3.1
Energy	2.7
Utilities	1.7
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 85.8
Bonds - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.4
NVIDIA Corp	3.6
Fidelity Enhanced Small Cap ETF	3.5
Microsoft Corp	3.2
Fidelity Blue Chip Growth ETF	2.9
Apple Inc	2.8
Alphabet Inc Class A	2.3
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
27.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913745.101    1773-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class A : FEYAX

This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.88%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	7.88%	9.67%	9.93%
Class A (without 5.75% sales charge)	14.46%	10.97%	10.58%
Fidelity Asset Manager 85% Composite Index℠	15.13%	11.77%	11.15%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,368,833,793
Number of Holdings	29
Total Advisory Fee	$26,094,138
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.2
AAA - 0.5
AA - 0.2
A - 0.6
BBB - 1.5
BB - 0.6
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.0
Equities - 85.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.5
Financials	16.1
Industrials	9.7
Consumer Discretionary	7.6
Communication Services	7.3
Health Care	5.9
Consumer Staples	3.4
Materials	3.1
Energy	2.7
Utilities	1.7
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 85.8
Bonds - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.4
NVIDIA Corp	3.6
Fidelity Enhanced Small Cap ETF	3.5
Microsoft Corp	3.2
Fidelity Blue Chip Growth ETF	2.9
Apple Inc	2.8
Alphabet Inc Class A	2.3
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
27.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913744.101    1771-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Asset Manager® 70% : FASGX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 62	0.59%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 70%	12.75%	9.49%	9.45%
Fidelity Asset Manager 70% Composite Index℠	13.01%	9.79%	9.57%
S&P 500® Index	17.60%	16.47%	15.30%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 1.3
AA - 0.2
A - 1.3
BBB - 3.1
BB - 0.9
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.5
Equities - 74.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.0
Financials	15.6
Industrials	8.6
Communication Services	6.8
Consumer Discretionary	6.6
Health Care	4.9
Consumer Staples	2.8
Materials	2.8
Energy	2.2
Utilities	1.5
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.3
Bonds - 22.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	3.1
Microsoft Corp	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.4
US Treasury Bonds	2.1
Alphabet Inc Class A	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Amazon.com Inc	1.4
29.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913736.101    321-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class Z : FIQBX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.51%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	12.82%	9.57%	8.79%
Fidelity Asset Manager 70% Composite Index℠	13.01%	9.79%	9.06%
S&P 500® Index	17.60%	16.47%	14.40%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 1.3
AA - 0.2
A - 1.3
BBB - 3.1
BB - 0.9
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.5
Equities - 74.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.0
Financials	15.6
Industrials	8.6
Communication Services	6.8
Consumer Discretionary	6.6
Health Care	4.9
Consumer Staples	2.8
Materials	2.8
Energy	2.2
Utilities	1.5
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.3
Bonds - 22.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	3.1
Microsoft Corp	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.4
US Treasury Bonds	2.1
Alphabet Inc Class A	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Amazon.com Inc	1.4
29.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913737.101    3260-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class M : FTASX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.13%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	8.22%	8.13%	8.46%
Class M (without 3.50% sales charge)	12.15%	8.90%	8.84%
Fidelity Asset Manager 70% Composite Index℠	13.01%	9.79%	9.57%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 1.3
AA - 0.2
A - 1.3
BBB - 3.1
BB - 0.9
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.5
Equities - 74.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.0
Financials	15.6
Industrials	8.6
Communication Services	6.8
Consumer Discretionary	6.6
Health Care	4.9
Consumer Staples	2.8
Materials	2.8
Energy	2.2
Utilities	1.5
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.3
Bonds - 22.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	3.1
Microsoft Corp	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.4
US Treasury Bonds	2.1
Alphabet Inc Class A	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Amazon.com Inc	1.4
29.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913734.101    2111-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class I : FAAIX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 67	0.63%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	12.72%	9.46%	9.41%
Fidelity Asset Manager 70% Composite Index℠	13.01%	9.79%	9.57%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 1.3
AA - 0.2
A - 1.3
BBB - 3.1
BB - 0.9
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.5
Equities - 74.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.0
Financials	15.6
Industrials	8.6
Communication Services	6.8
Consumer Discretionary	6.6
Health Care	4.9
Consumer Staples	2.8
Materials	2.8
Energy	2.2
Utilities	1.5
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.3
Bonds - 22.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	3.1
Microsoft Corp	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.4
US Treasury Bonds	2.1
Alphabet Inc Class A	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Amazon.com Inc	1.4
29.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913735.101    2112-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class C : FCASX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.63%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	10.59%	8.35%	8.46%
Class C	11.59%	8.35%	8.46%
Fidelity Asset Manager 70% Composite Index℠	13.01%	9.79%	9.57%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 1.3
AA - 0.2
A - 1.3
BBB - 3.1
BB - 0.9
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.5
Equities - 74.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.0
Financials	15.6
Industrials	8.6
Communication Services	6.8
Consumer Discretionary	6.6
Health Care	4.9
Consumer Staples	2.8
Materials	2.8
Energy	2.2
Utilities	1.5
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.3
Bonds - 22.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	3.1
Microsoft Corp	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.4
US Treasury Bonds	2.1
Alphabet Inc Class A	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Amazon.com Inc	1.4
29.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913733.101    2110-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class A : FAASX

This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.88%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	5.95%	7.88%	8.47%
Class A (without 5.75% sales charge)	12.41%	9.17%	9.11%
Fidelity Asset Manager 70% Composite Index℠	13.01%	9.79%	9.57%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,543,014,159
Number of Holdings	28
Total Advisory Fee	$39,010,467
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.5
AAA - 1.3
AA - 0.2
A - 1.3
BBB - 3.1
BB - 0.9
B - 1.2
CCC,CC,C - 0.4
D - 0.0
Not Rated - 1.5
Equities - 74.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	17.0
Financials	15.6
Industrials	8.6
Communication Services	6.8
Consumer Discretionary	6.6
Health Care	4.9
Consumer Staples	2.8
Materials	2.8
Energy	2.2
Utilities	1.5
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 74.3
Bonds - 22.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.2
Fidelity Enhanced Small Cap ETF	3.2
NVIDIA Corp	3.1
Microsoft Corp	2.7
Fidelity Blue Chip Growth ETF	2.6
Apple Inc	2.4
US Treasury Bonds	2.1
Alphabet Inc Class A	2.0
Taiwan Semiconductor Manufacturing Co Ltd	1.6
Amazon.com Inc	1.4
29.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913732.101    2108-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Asset Manager® 60% : FSANX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 63	0.60%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 60%	11.31%	8.15%	8.42%
Fidelity Asset Manager 60% Composite Index℠	11.55%	8.34%	8.49%
S&P 500® Index	17.60%	16.47%	15.30%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.9
AAA - 1.9
AA - 0.2
A - 2.2
BBB - 4.6
BB - 1.1
B - 1.3
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.1
Equities - 64.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.8
Financials	14.5
Industrials	7.5
Communication Services	6.0
Consumer Discretionary	5.9
Health Care	4.9
Consumer Staples	2.5
Materials	2.5
Energy	2.5
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.9
Bonds - 32.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.0
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.7
NVIDIA Corp	2.7
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
Apple Inc	2.1
Alphabet Inc Class A	1.7
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913772.101    1959-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class Z : FIQAX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.52%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	11.37%	8.23%	7.91%
Fidelity Asset Manager 60% Composite Index℠	11.55%	8.34%	8.11%
S&P 500® Index	17.60%	16.47%	14.40%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.9
AAA - 1.9
AA - 0.2
A - 2.2
BBB - 4.6
BB - 1.1
B - 1.3
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.1
Equities - 64.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.8
Financials	14.5
Industrials	7.5
Communication Services	6.0
Consumer Discretionary	5.9
Health Care	4.9
Consumer Staples	2.5
Materials	2.5
Energy	2.5
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.9
Bonds - 32.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.0
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.7
NVIDIA Corp	2.7
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
Apple Inc	2.1
Alphabet Inc Class A	1.7
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913777.101    3259-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class M : FSATX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.14%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	6.84%	6.81%	7.44%
Class M (without 3.50% sales charge)	10.72%	7.57%	7.83%
Fidelity Asset Manager 60% Composite Index℠	11.55%	8.34%	8.49%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.9
AAA - 1.9
AA - 0.2
A - 2.2
BBB - 4.6
BB - 1.1
B - 1.3
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.1
Equities - 64.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.8
Financials	14.5
Industrials	7.5
Communication Services	6.0
Consumer Discretionary	5.9
Health Care	4.9
Consumer Staples	2.5
Materials	2.5
Energy	2.5
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.9
Bonds - 32.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.0
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.7
NVIDIA Corp	2.7
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
Apple Inc	2.1
Alphabet Inc Class A	1.7
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913775.101    1974-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class I : FSNIX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.64%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	11.26%	8.10%	8.38%
Fidelity Asset Manager 60% Composite Index℠	11.55%	8.34%	8.49%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.9
AAA - 1.9
AA - 0.2
A - 2.2
BBB - 4.6
BB - 1.1
B - 1.3
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.1
Equities - 64.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.8
Financials	14.5
Industrials	7.5
Communication Services	6.0
Consumer Discretionary	5.9
Health Care	4.9
Consumer Staples	2.5
Materials	2.5
Energy	2.5
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.9
Bonds - 32.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.0
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.7
NVIDIA Corp	2.7
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
Apple Inc	2.1
Alphabet Inc Class A	1.7
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913776.101    1975-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class C : FSCNX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.64%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	9.13%	7.00%	7.45%
Class C	10.13%	7.00%	7.45%
Fidelity Asset Manager 60% Composite Index℠	11.55%	8.34%	8.49%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.9
AAA - 1.9
AA - 0.2
A - 2.2
BBB - 4.6
BB - 1.1
B - 1.3
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.1
Equities - 64.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.8
Financials	14.5
Industrials	7.5
Communication Services	6.0
Consumer Discretionary	5.9
Health Care	4.9
Consumer Staples	2.5
Materials	2.5
Energy	2.5
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.9
Bonds - 32.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.0
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.7
NVIDIA Corp	2.7
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
Apple Inc	2.1
Alphabet Inc Class A	1.7
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913774.101    1973-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class A : FSAAX

This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 94	0.89%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	4.61%	6.56%	7.46%
Class A (without 5.75% sales charge)	10.99%	7.83%	8.10%
Fidelity Asset Manager 60% Composite Index℠	11.55%	8.34%	8.49%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,684,410,931
Number of Holdings	30
Total Advisory Fee	$24,623,714
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.9
AAA - 1.9
AA - 0.2
A - 2.2
BBB - 4.6
BB - 1.1
B - 1.3
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.1
Equities - 64.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.8
Financials	14.5
Industrials	7.5
Communication Services	6.0
Consumer Discretionary	5.9
Health Care	4.9
Consumer Staples	2.5
Materials	2.5
Energy	2.5
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 64.9
Bonds - 32.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.0
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.7
NVIDIA Corp	2.7
Microsoft Corp	2.3
Fidelity Blue Chip Growth ETF	2.2
Apple Inc	2.1
Alphabet Inc Class A	1.7
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Amazon.com Inc	1.2
31.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913773.101    1971-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Asset Manager® 50% : FASMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 53	0.50%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 50%	10.04%	7.05%	7.48%
Fidelity Asset Manager 50% Composite Index℠	10.19%	7.10%	7.43%
S&P 500® Index	17.60%	16.47%	15.30%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.1
AA - 0.3
A - 2.3
BBB - 5.7
BB - 1.2
B - 1.4
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.4
Equities - 57.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.7
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.5
Microsoft Corp	2.1
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.3
Freddie Mac Gold Pool	1.1
32.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913723.101    314-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class Z : FIKZX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.42%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	10.18%	7.14%	7.11%
Fidelity Asset Manager 50% Composite Index℠	10.19%	7.10%	7.19%
S&P 500® Index	17.60%	16.47%	14.40%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.1
AA - 0.3
A - 2.3
BBB - 5.7
BB - 1.2
B - 1.4
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.4
Equities - 57.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.7
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.5
Microsoft Corp	2.1
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.3
Freddie Mac Gold Pool	1.1
32.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913724.101    3258-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class M : FFTMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	1.04%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	5.66%	5.72%	6.51%
Class M (without 3.50% sales charge)	9.49%	6.47%	6.89%
Fidelity Asset Manager 50% Composite Index℠	10.19%	7.10%	7.43%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.1
AA - 0.3
A - 2.3
BBB - 5.7
BB - 1.2
B - 1.4
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.4
Equities - 57.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.7
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.5
Microsoft Corp	2.1
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.3
Freddie Mac Gold Pool	1.1
32.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913721.101    1769-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class I : FFIMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 57	0.54%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	10.04%	7.02%	7.45%
Fidelity Asset Manager 50% Composite Index℠	10.19%	7.10%	7.43%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.1
AA - 0.3
A - 2.3
BBB - 5.7
BB - 1.2
B - 1.4
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.4
Equities - 57.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.7
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.5
Microsoft Corp	2.1
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.3
Freddie Mac Gold Pool	1.1
32.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913722.101    1770-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class C : FFCMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 161	1.54%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	7.92%	5.93%	6.51%
Class C	8.92%	5.93%	6.51%
Fidelity Asset Manager 50% Composite Index℠	10.19%	7.10%	7.43%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.1
AA - 0.3
A - 2.3
BBB - 5.7
BB - 1.2
B - 1.4
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.4
Equities - 57.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.7
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.5
Microsoft Corp	2.1
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.3
Freddie Mac Gold Pool	1.1
32.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913720.101    1768-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class A : FFAMX

This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.79%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	3.43%	5.47%	6.52%
Class A (without 5.75% sales charge)	9.74%	6.73%	7.15%
Fidelity Asset Manager 50% Composite Index℠	10.19%	7.10%	7.43%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$9,969,968,815
Number of Holdings	31
Total Advisory Fee	$46,012,421
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.1
AA - 0.3
A - 2.3
BBB - 5.7
BB - 1.2
B - 1.4
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.4
Equities - 57.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 57.7
Bonds - 37.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.8
Fidelity Enhanced Small Cap ETF	2.5
NVIDIA Corp	2.5
Microsoft Corp	2.1
Fidelity Blue Chip Growth ETF	2.1
Apple Inc	1.9
Alphabet Inc Class A	1.5
Fannie Mae Mortgage pass-thru certificates	1.3
Freddie Mac Gold Pool	1.1
32.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913719.101    1766-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Asset Manager® 40% : FFANX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 50	0.48%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 40%	8.77%	5.94%	6.53%
Fidelity Asset Manager 40% Composite Index℠	8.83%	5.85%	6.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.2
AAA - 2.6
AA - 0.5
A - 2.7
BBB - 6.4
BB - 1.2
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.6
Equities - 48.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 48.3
Bonds - 43.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	2.0
Microsoft Corp	1.7
Fidelity Blue Chip Growth ETF	1.7
Apple Inc	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Alphabet Inc Class A	1.3
33.4
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913766.101    1958-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class Z : FIKYX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.44%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	8.81%	5.98%	6.23%
Fidelity Asset Manager 40% Composite Index℠	8.83%	5.85%	6.25%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	2.06%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.2
AAA - 2.6
AA - 0.5
A - 2.7
BBB - 6.4
BB - 1.2
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.6
Equities - 48.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 48.3
Bonds - 43.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	2.0
Microsoft Corp	1.7
Fidelity Blue Chip Growth ETF	1.7
Apple Inc	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Alphabet Inc Class A	1.3
33.4
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913771.101    3257-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class M : FFNTX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 104	1.00%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	4.34%	4.62%	5.56%
Class M (without 3.50% sales charge)	8.13%	5.37%	5.93%
Fidelity Asset Manager 40% Composite Index℠	8.83%	5.85%	6.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.2
AAA - 2.6
AA - 0.5
A - 2.7
BBB - 6.4
BB - 1.2
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.6
Equities - 48.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 48.3
Bonds - 43.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	2.0
Microsoft Corp	1.7
Fidelity Blue Chip Growth ETF	1.7
Apple Inc	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Alphabet Inc Class A	1.3
33.4
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913769.101    1969-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class I : FFNIX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	8.72%	5.90%	6.48%
Fidelity Asset Manager 40% Composite Index℠	8.83%	5.85%	6.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.2
AAA - 2.6
AA - 0.5
A - 2.7
BBB - 6.4
BB - 1.2
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.6
Equities - 48.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 48.3
Bonds - 43.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	2.0
Microsoft Corp	1.7
Fidelity Blue Chip Growth ETF	1.7
Apple Inc	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Alphabet Inc Class A	1.3
33.4
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913770.101    1970-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class C : FFNCX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.50%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	6.68%	4.84%	5.56%
Class C	7.68%	4.84%	5.56%
Fidelity Asset Manager 40% Composite Index℠	8.83%	5.85%	6.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.2
AAA - 2.6
AA - 0.5
A - 2.7
BBB - 6.4
BB - 1.2
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.6
Equities - 48.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 48.3
Bonds - 43.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	2.0
Microsoft Corp	1.7
Fidelity Blue Chip Growth ETF	1.7
Apple Inc	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Alphabet Inc Class A	1.3
33.4
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913768.101    1968-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class A : FFNAX

This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.75%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	2.25%	4.39%	5.58%
Class A (without 5.75% sales charge)	8.48%	5.63%	6.21%
Fidelity Asset Manager 40% Composite Index℠	8.83%	5.85%	6.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,414,831,364
Number of Holdings	26
Total Advisory Fee	$10,451,023
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.2
AAA - 2.6
AA - 0.5
A - 2.7
BBB - 6.4
BB - 1.2
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.6
Equities - 48.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 48.3
Bonds - 43.1
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.9
US Treasury Bonds	4.4
Fidelity Enhanced Small Cap ETF	2.0
NVIDIA Corp	2.0
Microsoft Corp	1.7
Fidelity Blue Chip Growth ETF	1.7
Apple Inc	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Alphabet Inc Class A	1.3
33.4
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913767.101    1966-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Asset Manager® 30% : FTANX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 30%	7.47%	4.77%	5.47%
Fidelity Asset Manager 30% Composite Index℠	7.47%	4.59%	5.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.4
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.8
Equities - 43.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.5
Equities - 38.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
Fidelity Low Duration Bond ETF	5.1
US Treasury Bonds	5.0
Fannie Mae Mortgage pass-thru certificates	1.8
Fidelity Enhanced Small Cap ETF	1.7
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.5
Microsoft Corp	1.4
Fidelity Blue Chip Growth ETF	1.4
Apple Inc	1.2
38.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913760.101    1957-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class Z : FIKWX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.44%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	7.41%	4.78%	5.28%
Fidelity Asset Manager 30% Composite Index℠	7.47%	4.59%	5.29%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	2.06%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.4
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.8
Equities - 43.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.5
Equities - 38.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
Fidelity Low Duration Bond ETF	5.1
US Treasury Bonds	5.0
Fannie Mae Mortgage pass-thru certificates	1.8
Fidelity Enhanced Small Cap ETF	1.7
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.5
Microsoft Corp	1.4
Fidelity Blue Chip Growth ETF	1.4
Apple Inc	1.2
38.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913765.101    3256-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class M : FTTNX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 103	0.99%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	3.09%	3.45%	4.51%
Class M (without 3.50% sales charge)	6.83%	4.19%	4.88%
Fidelity Asset Manager 30% Composite Index℠	7.47%	4.59%	5.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.4
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.8
Equities - 43.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.5
Equities - 38.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
Fidelity Low Duration Bond ETF	5.1
US Treasury Bonds	5.0
Fannie Mae Mortgage pass-thru certificates	1.8
Fidelity Enhanced Small Cap ETF	1.7
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.5
Microsoft Corp	1.4
Fidelity Blue Chip Growth ETF	1.4
Apple Inc	1.2
38.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913763.101    1964-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class I : FTINX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.44%	4.72%	5.41%
Fidelity Asset Manager 30% Composite Index℠	7.47%	4.59%	5.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.4
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.8
Equities - 43.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.5
Equities - 38.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
Fidelity Low Duration Bond ETF	5.1
US Treasury Bonds	5.0
Fannie Mae Mortgage pass-thru certificates	1.8
Fidelity Enhanced Small Cap ETF	1.7
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.5
Microsoft Corp	1.4
Fidelity Blue Chip Growth ETF	1.4
Apple Inc	1.2
38.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913764.101    1965-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class C : FCANX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 154	1.49%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	5.39%	3.66%	4.51%
Class C	6.39%	3.66%	4.51%
Fidelity Asset Manager 30% Composite Index℠	7.47%	4.59%	5.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.4
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.8
Equities - 43.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.5
Equities - 38.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
Fidelity Low Duration Bond ETF	5.1
US Treasury Bonds	5.0
Fannie Mae Mortgage pass-thru certificates	1.8
Fidelity Enhanced Small Cap ETF	1.7
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.5
Microsoft Corp	1.4
Fidelity Blue Chip Growth ETF	1.4
Apple Inc	1.2
38.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913762.101    1963-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class A : FTAAX

This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.74%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.99%	3.22%	4.54%
Class A (without 5.75% sales charge)	7.15%	4.45%	5.16%
Fidelity Asset Manager 30% Composite Index℠	7.47%	4.59%	5.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,034,467,721
Number of Holdings	30
Total Advisory Fee	$8,987,296
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.4
B - 1.5
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.8
Equities - 43.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.5
Equities - 38.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
Fidelity Low Duration Bond ETF	5.1
US Treasury Bonds	5.0
Fannie Mae Mortgage pass-thru certificates	1.8
Fidelity Enhanced Small Cap ETF	1.7
NVIDIA Corp	1.6
Freddie Mac Gold Pool	1.5
Microsoft Corp	1.4
Fidelity Blue Chip Growth ETF	1.4
Apple Inc	1.2
38.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913761.101    1961-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Asset Manager® 20% : FASIX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Asset Manager® 20%	6.18%	3.67%	4.35%
Fidelity Asset Manager 20% Composite Index℠	6.20%	3.51%	4.20%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.3
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.9
Equities - 33.1
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.3
Equities - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.8
Fannie Mae Mortgage pass-thru certificates	1.8
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.2
Fidelity Enhanced Small Cap ETF	1.2
NVIDIA Corp	1.2
Fidelity Hedged Equity ETF	1.1
Microsoft Corp	1.1
36.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913743.101    328-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class Z : FIKVX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	6.15%	3.69%	4.30%
Fidelity Asset Manager 20% Composite Index℠	6.20%	3.51%	4.35%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	2.06%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.3
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.9
Equities - 33.1
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.3
Equities - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.8
Fannie Mae Mortgage pass-thru certificates	1.8
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.2
Fidelity Enhanced Small Cap ETF	1.2
NVIDIA Corp	1.2
Fidelity Hedged Equity ETF	1.1
Microsoft Corp	1.1
36.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913742.101    3255-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class M : FTDWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.98%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.89%	2.36%	3.39%
Class M (without 3.50% sales charge)	5.58%	3.09%	3.76%
Fidelity Asset Manager 20% Composite Index℠	6.20%	3.51%	4.20%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.3
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.9
Equities - 33.1
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.3
Equities - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.8
Fannie Mae Mortgage pass-thru certificates	1.8
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.2
Fidelity Enhanced Small Cap ETF	1.2
NVIDIA Corp	1.2
Fidelity Hedged Equity ETF	1.1
Microsoft Corp	1.1
36.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913740.101    1764-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class I : FTIWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.48%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.14%	3.63%	4.30%
Fidelity Asset Manager 20% Composite Index℠	6.20%	3.51%	4.20%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.3
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.9
Equities - 33.1
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.3
Equities - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.8
Fannie Mae Mortgage pass-thru certificates	1.8
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.2
Fidelity Enhanced Small Cap ETF	1.2
NVIDIA Corp	1.2
Fidelity Hedged Equity ETF	1.1
Microsoft Corp	1.1
36.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913741.101    1765-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class C : FTCWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.48%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.09%	2.58%	3.40%
Class C	5.09%	2.58%	3.40%
Fidelity Asset Manager 20% Composite Index℠	6.20%	3.51%	4.20%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.3
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.9
Equities - 33.1
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.3
Equities - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.8
Fannie Mae Mortgage pass-thru certificates	1.8
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.2
Fidelity Enhanced Small Cap ETF	1.2
NVIDIA Corp	1.2
Fidelity Hedged Equity ETF	1.1
Microsoft Corp	1.1
36.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913739.101    1763-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class A : FTAWX

This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.73%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•Within this environment, both asset class positioning and security selection contributed to the Funds' performance versus the Composite indexes.
•The portfolios' core equity allocation strategy aided relative returns, driven by modest overweights in international stocks, both in developed and emerging markets. Collectively, a moderate overweight in U.S. equities, along with small, out-of-benchmark stakes in real estate investment trusts and commodity-related securities, pressured the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. The only notable negative was a small, out-of-index allocation to long-term U.S. Treasurys, which sharply underperformed investment-grade debt for the period.
•In terms of security selection, picks among international equities slightly detracted from relative performance. Specifically, emerging-markets stocks notably contributed, whereas results among developed-markets equities hurt the Funds' returns. Within the former, positioning in India, along with investment choices in Singapore and Taiwan, added the most value. In terms of developed markets, positioning in Canada, combined with picks in the Netherlands non-index exposure to the U.S., was a performance challenge. The impact of foreign currency positioning enhanced the gains of stocks abroad for U.S.-based investors.
•Stock selection the U.S. had a neutral impact on the Funds' relative results. In particular, investment choices in the communication services and financials sectors were advantageous. On the other hand, picks consumer staples and information technology companies, detracted from performance.
•Security selection among investment-grade bonds added value, led U.S. Treasurys and non-government-agency mortgage-backed securities. Credit selection among corporate bonds issued by companies in the communications, capital goods and real estate investment trust categories also helped.
•As of September 30, the Funds were overweight U.S. and emerging-markets stocks, and about equally weighted in developed-market international equities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.24%	2.14%	3.41%
Class A (without 5.75% sales charge)	5.84%	3.35%	4.02%
Fidelity Asset Manager 20% Composite Index℠	6.20%	3.51%	4.20%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$5,570,390,449
Number of Holdings	28
Total Advisory Fee	$23,833,491
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.6
AAA - 2.9
AA - 0.7
A - 2.6
BBB - 7.5
BB - 1.3
B - 1.6
CCC,CC,C - 0.4
D - 0.0
Not Rated - 2.9
Equities - 33.1
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 53.3
Equities - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.9
US Treasury Bonds	5.0
Fidelity Low Duration Bond ETF	4.8
Fannie Mae Mortgage pass-thru certificates	1.8
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.2
Fidelity Enhanced Small Cap ETF	1.2
NVIDIA Corp	1.2
Fidelity Hedged Equity ETF	1.1
Microsoft Corp	1.1
36.8
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913738.101    1761-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
50% Allocation Fund 50% Allocation Fund : FRYBX

This annual shareholder report contains information about 50% Allocation Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
50% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
50% Allocation Fund	10.20%	5.82%
Balanced Allocation Composite Index℠	10.18%	5.86%
S&P 500® Index	17.60%	12.60%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,244,061
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.8
Domestic Equity Funds - 35.2
International Equity Funds - 15.1
Short-Term Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	39.8
Fidelity Total Market Index Fund	35.2
Fidelity Total International Index Fund	15.1
Fidelity Short-Term Bond Index Fund	9.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Balanced Allocation Fund to 50% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913792.101    6498-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
85% Allocation Fund 85% Allocation Fund : FRAGX

This annual shareholder report contains information about 85% Allocation Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
85% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending September 30, 2025, boosted partly by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the Trump administration in the U.S.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 17.46%, driven higher by the growth-oriented communication services (+35%) and information technology (+29%) and sectors. Financials (+21%) and consumer discretionary (+18%) stocks also fared well, outpacing the broader index. On the other hand, more defensively-oriented segments of the equity market, including health care (-6%) and real estate (-2%) notably underperformed, along with materials (-1%) and consumer staples (+0.5%).
•Outside the U.S., stock market performance, on the whole, was quite strong, as measured by the 16.61% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in Canada (+25%), the U.K. (+18%) and Japan (+17%) led the way. Stock markets in the Europe ex U.K. (+15%) region were noteworthy as well, especially Germany (+26%) in terms of the more sizable index components. In contrast, Asia Pacific Ex Japan (+11%) lagged by comparison, largely due to the relatively poor-performing Australian market (+3%). In Europe, Switzerland (+9%) was another underperformer.
•Emerging-markets (+18%) also produced robust returns , particularly China and Taiwan (+31% each) - whereas on the other end of the spectrum, India (-11%) and Saudi Arabia (+1%) were unable to keep pace.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index was up a more modest 2.88%. Short-term (3 to 6 months) U.S. Treasurys handily topped their long-term (10+ years) counterparts. Meanwhile, investment-grade corporate bonds outpaced the broader index, as did commercial mortgage-backed securities and government agency bonds. Short-term bonds (+4.12%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, performed a bit better.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2022 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
85% Allocation Fund	15.32%	9.14%
Aggressive Growth Allocation Composite Index℠	15.17%	9.15%
S&P 500® Index	17.60%	12.60%
A   From February 9, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,917,398
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 60.1
International Equity Funds - 25.1
Bond Funds - 14.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	60.1
Fidelity Total International Index Fund	25.1
Fidelity U.S. Bond Index Fund	14.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Aggressive Growth Allocation Fund to 85% Allocation Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913794.101    6501-TSRA-1125

Item 2.

Code of Ethics

As of the end of the period, September 30, 2025, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, Fidelity Health Savings Fund, Fidelity Health Savings Index Fund, and Fidelity Sustainable Multi-Asset Fund for services rendered to (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$22,500	$-	$7,900	$400
Fidelity Asset Manager 30%	$22,400	$-	$7,900	$400
Fidelity Asset Manager 40%	$22,400	$-	$7,900	$400
Fidelity Asset Manager 50%	$22,500	$-	$7,900	$400
Fidelity Asset Manager 60%	$22,500	$-	$7,900	$400
Fidelity Asset Manager 70%	$22,500	$-	$7,900	$400
Fidelity Asset Manager 85%	$22,500	$-	$7,900	$400
Fidelity Health Savings Fund	$17,100	$-	$7,900	$300
Fidelity Health Savings Index Fund	$16,500	$-	$7,900	$300
Fidelity Sustainable Multi-Asset Fund	$24,600	$-	$7,900	$400

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Asset Manager 20%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 30%	$20,800	$-	$8,100	$600
Fidelity Asset Manager 40%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 50%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 60%	$20,900	$-	$8,100	$600
Fidelity Asset Manager 70%	$21,000	$-	$8,100	$600
Fidelity Asset Manager 85%	$20,900	$-	$8,100	$600
Fidelity Health Savings Fund	$16,100	$-	$8,100	$500
Fidelity Health Savings Index Fund	$15,500	$-	$8,100	$500
Fidelity Sustainable Multi-Asset Fund	$21,900	$-	$8,100	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to 30% Allocation Fund, 50% Allocation Fund, 70% Allocation Fund, and 85% Allocation Fund (the “Funds”):

Services Billed by PwC

September 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
30% Allocation Fund	$15,600	$1,100	$5,600	$500
50% Allocation Fund	$15,600	$1,100	$7,400	$500
70% Allocation Fund	$15,600	$1,100	$5,600	$500
85% Allocation Fund	$15,600	$1,100	$7,400	$500

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
30% Allocation Fund	$14,600	$1,500	$8,100	$600
50% Allocation Fund	$14,600	$1,500	$7,200	$600
70% Allocation Fund	$14,600	$1,500	$5,400	$600
85% Allocation Fund	$14,600	$1,500	$7,200	$600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2025A	September 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1.970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2025A	September 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2025A	September 30, 2024A
Deloitte Entities	$2,515,000	$5,271,800
PwC	$13,904,000	$15,308,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Health Savings Index Fund

Annual Report
September 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Health Savings Index Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 41.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	169,129	1,588,124
Fidelity International Bond Index Fund (a)	489,752	4,598,772
Fidelity U.S. Bond Index Fund (a)	598,949	6,318,916
iShares iBoxx $ High Yield Corporate Bond ETF	1,581	128,361
TOTAL BOND FUNDS (Cost $12,540,502)		12,634,173

Domestic Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (b)	11,586	1,084,067
Fidelity Total Market Index Fund (a)	28,562	5,263,639
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,228,945)		6,347,706

International Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (a)	162,218	2,173,717
Fidelity International Index Fund (a)	62,093	3,724,362
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,427,366)		5,898,079

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $3,025,736)	303,333	3,075,792

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,645,554)	4.21	2,645,025	2,645,554

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $26,868,103)	30,601,304
NET OTHER ASSETS (LIABILITIES) - 0.3%	102,375
NET ASSETS - 100.0%	30,703,679

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,403	3,286,597	654,446	92,024	-	-	2,645,554	2,645,025	0.0%
Fidelity Commodity Strategy Central Fund	-	1,084,067	-	-	-	-	1,084,067	11,586	0.3%
Fidelity Inflation-Protected Bond Index Central Fund	3,861,213	60,631	3,849,388	38,338	(291,787)	219,331	-	-	0.0%
Total	3,874,616	4,431,295	4,503,834	130,362	(291,787)	219,331	3,729,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	72,536	1,286,542	1,428,195	37,731	67,970	1,147	-	-
Fidelity Emerging Markets Index Fund	1,352,054	854,152	317,230	42,088	(3,110)	287,851	2,173,717	162,218
Fidelity Inflation-Protected Bond Index Fund	-	2,039,415	492,501	38,903	678	41,206	1,588,124	169,129
Fidelity International Bond Index Fund	5,948,955	803,339	2,159,763	143,757	(24,820)	31,061	4,598,772	489,752
Fidelity International Index Fund	3,005,513	956,041	714,958	92,421	59,871	417,895	3,724,362	62,093
Fidelity Long-Term Treasury Bond Index Fund	1,664,928	139,215	1,737,510	10,116	(209,354)	142,721	-	-
Fidelity Short-Term Bond Index Fund	-	3,234,181	208,149	82,892	(296)	50,056	3,075,792	303,333
Fidelity Total Market Index Fund	5,379,617	715,244	1,602,998	55,831	274,311	497,465	5,263,639	28,562
Fidelity U.S. Bond Index Fund	4,573,117	2,747,977	986,136	196,911	(50,686)	34,644	6,318,916	598,949
	21,996,720	12,776,106	9,647,440	700,650	114,564	1,504,046	26,743,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,634,173	12,634,173	-	-

Domestic Equity Funds	6,347,706	6,347,706	-	-

International Equity Funds	5,898,079	5,898,079	-	-

Short-Term Funds	3,075,792	3,075,792	-	-

Money Market Funds	2,645,554	2,645,554	-	-
Total Investments in Securities:	30,601,304	30,601,304	-	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $118,912)	$128,361
Fidelity Central Funds (cost $3,729,621)	3,729,621
Other affiliated issuers (cost $23,019,570)	26,743,322

Total Investment in Securities (cost $26,868,103)		$30,601,304
Cash		18,238
Receivable for investments sold		1,551,774
Receivable for fund shares sold		50,478
Distributions receivable from Fidelity Central Funds		9,350
Total assets		32,231,144
Liabilities
Payable for investments purchased	$1,521,783
Payable for fund shares redeemed	3,150
Accrued management fee	2,532
Total liabilities		1,527,465
Net Assets		$30,703,679
Net Assets consist of:
Paid in capital		$29,247,099
Total accumulated earnings (loss)		1,456,580
Net Assets		$30,703,679
Net Asset Value, offering price and redemption price per share ($30,703,679 ÷ 2,811,926 shares)		$10.92
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends:
Unaffiliated issuers		$33,968
Affiliated issuers		700,650
Income from Fidelity Central Funds		130,362
Total income		864,980
Expenses
Management fee	$43,090
Independent trustees' fees and expenses	71
Total expenses before reductions	43,161
Expense reductions	(14,662)
Total expenses after reductions		28,499
Net Investment income (loss)		836,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(233,916)
Fidelity Central Funds	(291,787)
Other affiliated issuers	114,564
Total net realized gain (loss)		(411,139)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	201,881
Fidelity Central Funds	219,331
Other affiliated issuers	1,504,046
Total change in net unrealized appreciation (depreciation)		1,925,258
Net gain (loss)		1,514,119
Net increase (decrease) in net assets resulting from operations		$2,350,600
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$836,481	$847,654
Net realized gain (loss)	(411,139)	(303,300)
Change in net unrealized appreciation (depreciation)	1,925,258	3,709,930
Net increase (decrease) in net assets resulting from operations	2,350,600	4,254,284
Distributions to shareholders	(799,321)	(856,404)

Share transactions
Proceeds from sales of shares	4,071,384	4,942,619
Reinvestment of distributions	768,662	824,498
Cost of shares redeemed	(4,207,134)	(4,545,234)

Net increase (decrease) in net assets resulting from share transactions	632,912	1,221,883
Total increase (decrease) in net assets	2,184,191	4,619,763

Net Assets
Beginning of period	28,519,488	23,899,725
End of period	$30,703,679	$28,519,488

Other Information
Shares
Sold	393,788	514,044
Issued in reinvestment of distributions	75,520	85,126
Redeemed	(407,893)	(468,889)
Net increase (decrease)	61,415	130,281

Financial Highlights
Fidelity® Health Savings Index Fund

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$9.12	$9.01	$11.06	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.30	.31	.29	.32	.17
Net realized and unrealized gain (loss)	.54	1.26	.18	(2.06)	.66
Total from investment operations	.84	1.57	.47	(1.74)	.83
Distributions from net investment income	(.29)	(.32)	(.36)	(.28)	(.14)
Distributions from net realized gain	-	-	-	(.03)	(.04)
Total distributions	(.29)	(.32)	(.36)	(.31)	(.18)
Net asset value, end of period	$10.92	$10.37	$9.12	$9.01	$11.06
Total Return C	8.34%	17.46%	5.30%	(16.22)%	7.99%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.15%	.15%	.16%	.15%	.15%
Expenses net of fee waivers, if any	.10%	.10%	.11%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.91%	3.19%	3.14%	3.08%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$30,704	$28,519	$23,900	$19,409	$16,864
Portfolio turnover rate F	54%	25%	49%	32%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	0.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,876,157
Gross unrealized depreciation	(250,531)
Net unrealized appreciation (depreciation)	$3,625,626
Tax Cost	$26,975,678

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$66,138
Capital loss carryforward	$(2,235,182)
Net unrealized appreciation (depreciation) on securities and other investments	$3,625,626

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(258,989)
Long-term	(1,976,193)
Total capital loss carryforward	$(2,235,182)

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$799,321	$856,404

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	14,462,956	15,234,375
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2027. For the period, management fees were reduced by $14,363.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $299.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Index Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 28.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $511,404 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the fund qualify for the dividends-received deduction for corporate shareholders:

October 2024	0%
November 2024	10%
December 2024	10%
February 2025	12%
March 2025	12%
April 2025	12%
May 2025	12%
June 2025	12%
July 2025	12%
August 2025	12%
September 2025	12%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

October 2024	0%
November 2024	32.16%
December 2024	32.72%
February 2025	1.09%
March 2025	1.09%
April 2025	1.09%
May 2025	1.09%
June 2025	1.09%
July 2025	1.09%
August 2025	1.09%
September 2025	1.09%

A percentage of the dividends distributed during the fiscal year for the fund are section 199A dividends:

October 2024	0%
November 2024	0.89%
December 2024	0.90%
February 2025	0%
March 2025	0%
April 2025	0%
May 2025	0%
June 2025	0%
July 2025	0%
August 2025	0%
September 2025	0%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividends distributed during calendar year 2024:

	Pay Date	Income	Taxes
Fidelity Health Savings Index Fund
	02/05/2024	$0.0007	$0.0001
	03/04/2024	$0.0037	$0.0003
	04/08/2024	$0.0019	$0.0001
	05/06/2024	$0.0042	$0.0003
	06/10/2024	$0.0017	$0.0001
	07/08/2024	$0.0017	$0.0001
	08/05/2024	$0.0064	$0.0005
	09/09/2024	$0.0017	$0.0001
	10/07/2024	$0.0017	$0.0001
	11/04/2024	$0.0054	$0.0004
	12/31/2024	$0.0242	$0.0018

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Health Savings Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to waive 0.05% of the fund's management fee through January 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9897521.105
HSI-ANN-1125
Fidelity® Health Savings Fund

Annual Report
September 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Health Savings Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Domestic Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	12,747	684,004
Fidelity Commodity Strategy Central Fund (a)	25,081	2,346,873
Fidelity Enhanced Large Cap Value ETF (b)	5,091	170,701
Fidelity Enhanced Mid Cap ETF (b)	7,844	283,561
Fidelity Enhanced Small Cap ETF (b)	21,856	799,055
Fidelity Fundamental Small-Mid Cap ETF (b)	11,725	342,487
Fidelity U.S. Equity Central Fund (a)	58,636	9,129,702
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,820,908)		13,756,383

Fixed-Income Funds - 41.2%
	Shares	Value ($)
Fidelity High Income Central Fund (a)	2,554	282,246
Fidelity Inflation-Protected Bond Index Fund (b)	366,419	3,440,675
Fidelity International Bond Index Fund (b)	1,061,059	9,963,344
Fidelity Investment Grade Bond Central Fund (a)	137,422	13,702,367
TOTAL FIXED-INCOME FUNDS (Cost $27,077,019)		27,388,632

International Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (a)	17,114	4,711,412
Fidelity International Equity Central Fund (a)	64,601	8,086,813
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,362,749)		12,798,225

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Fund (b) (Cost $6,612,532)	781,293	6,664,432

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,772,044)	4.21	5,770,890	5,772,044

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $59,645,252)	66,379,716
NET OTHER ASSETS (LIABILITIES) - 0.3%	168,544
NET ASSETS - 100.0%	66,548,260

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,303	7,217,931	1,472,190	198,850	-	-	5,772,044	5,770,890	0.0%
Fidelity Commodity Strategy Central Fund	155,200	2,807,403	713,805	176,101	7,152	90,923	2,346,873	25,081	0.6%
Fidelity Emerging Markets Debt Central Fund	5,520,683	66,679	5,527,274	53,335	(182,573)	122,485	-	-	0.0%
Fidelity Emerging Markets Equity Central Fund	2,913,238	1,678,320	609,752	79,929	520	729,086	4,711,412	17,114	0.2%
Fidelity High Income Central Fund	152,087	1,178,649	1,071,589	31,903	14,625	8,474	282,246	2,554	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	8,286,472	103,278	8,234,494	82,254	(545,802)	390,546	-	-	0.0%
Fidelity International Equity Central Fund	6,423,949	1,983,666	1,317,234	218,602	82,555	913,877	8,086,813	64,601	0.1%
Fidelity Investment Grade Bond Central Fund	9,806,663	5,839,541	1,882,216	527,698	(139,892)	78,271	13,702,367	137,422	0.0%
Fidelity U.S. Equity Central Fund	11,577,528	1,934,310	4,984,732	919,148	410,893	193,160	9,129,702	58,636	0.0%
Total	44,862,123	22,809,777	25,813,286	2,287,820	(352,522)	2,526,822	44,031,457

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	765,816	179,732	64	1,471	96,449	684,004	12,747
Fidelity Enhanced Large Cap Value ETF	-	175,032	20,423	2,268	763	15,329	170,701	5,091
Fidelity Enhanced Mid Cap ETF	-	305,415	48,208	2,763	1,153	25,201	283,561	7,844
Fidelity Enhanced Small Cap ETF	-	869,784	163,541	5,585	1,259	91,553	799,055	21,856
Fidelity Fundamental Small-Mid Cap ETF	-	373,031	57,161	1,625	375	26,242	342,487	11,725
Fidelity Inflation-Protected Bond Index Fund	-	4,332,709	982,430	85,661	2,444	87,952	3,440,675	366,419
Fidelity International Bond Index Fund	12,766,855	1,566,486	4,384,745	310,293	(49,179)	63,927	9,963,344	1,061,059
Fidelity Long-Term Treasury Bond Index Fund	3,573,288	286,034	3,716,765	21,741	(390,509)	247,952	-	-
Fidelity Short-Term Bond Fund	-	6,966,772	354,170	218,231	(70)	51,900	6,664,432	781,293
	16,340,143	15,641,079	9,907,175	648,231	(432,293)	706,505	22,348,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	13,756,383	13,756,383	-	-

Fixed-Income Funds	27,388,632	27,388,632	-	-

International Equity Funds	12,798,225	12,798,225	-	-

Short-Term Funds	6,664,432	6,664,432	-	-

Money Market Funds	5,772,044	5,772,044	-	-
Total Investments in Securities:	66,379,716	66,379,716	-	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $37,732,706)	$44,031,457
Other affiliated issuers (cost $21,912,546)	22,348,259

Total Investment in Securities (cost $59,645,252)		$66,379,716
Cash		5,575
Receivable for investments sold		1,032,824
Receivable for fund shares sold		39,568
Distributions receivable from Fidelity Central Funds		20,395
Total assets		67,478,078
Liabilities
Payable for investments purchased	$871,488
Payable for fund shares redeemed	37,868
Accrued management fee	20,462
Total liabilities		929,818
Net Assets		$66,548,260
Net Assets consist of:
Paid in capital		$63,048,052
Total accumulated earnings (loss)		3,500,208
Net Assets		$66,548,260

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value, offering price and redemption price per share ($22,679,091 ÷ 2,051,287 shares)		$11.06
Class K :
Net Asset Value, offering price and redemption price per share ($43,869,169 ÷ 3,969,496 shares)		$11.05
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends:
Affiliated issuers		$648,231
Income from Fidelity Central Funds		1,477,171
Total income		2,125,402
Expenses
Management fee	$238,714
Independent trustees' fees and expenses	153
Total expenses before reductions	238,867
Expense reductions	(6,588)
Total expenses after reductions		232,279
Net Investment income (loss)		1,893,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(352,522)
Other affiliated issuers	(432,293)
Capital gain distributions from underlying funds:
Affiliated issuers	810,649
Total net realized gain (loss)		25,834
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Fidelity Central Funds	2,526,822
Other affiliated issuers	706,505
Total change in net unrealized appreciation (depreciation)		3,233,327
Net gain (loss)		3,259,161
Net increase (decrease) in net assets resulting from operations		$5,152,284
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,893,123	$1,773,320
Net realized gain (loss)	25,834	(411,265)
Change in net unrealized appreciation (depreciation)	3,233,327	7,850,144
Net increase (decrease) in net assets resulting from operations	5,152,284	9,212,199
Distributions to shareholders	(1,776,377)	(1,816,827)

Share transactions - net increase (decrease)	1,989,306	91,175
Total increase (decrease) in net assets	5,365,213	7,486,547

Net Assets
Beginning of period	61,183,047	53,696,500
End of period	$66,548,260	$61,183,047

Financial Highlights
Fidelity® Health Savings Fund

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$9.25	$9.15	$11.21	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.29	.28	.16
Net realized and unrealized gain (loss)	.55	1.26	.20	(2.02)	.76
Total from investment operations	.86	1.55	.49	(1.74)	.92
Distributions from net investment income	(.29)	(.30)	(.34)	(.25)	(.11)
Distributions from net realized gain	(.01)	-	(.05)	(.07)	(.08)
Total distributions	(.30)	(.30)	(.39)	(.32)	(.19)
Net asset value, end of period	$11.06	$10.50	$9.25	$9.15	$11.21
Total Return C	8.37%	17.02%	5.36%	(15.98)%	8.81%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.44%	.45%	.46%	.45%	.45%
Expenses net of all reductions, if any	.44%	.45%	.46%	.45%	.45%
Net investment income (loss)	2.98%	2.98%	3.11%	2.66%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$22,679	$21,055	$20,513	$18,399	$16,668
Portfolio turnover rate F	54%	28%	46%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Health Savings Fund Class K

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.49	$9.24	$9.15	$11.21	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.30	.29	.18
Net realized and unrealized gain (loss)	.55	1.26	.19	(2.02)	.75
Total from investment operations	.87	1.56	.49	(1.73)	.93
Distributions from net investment income	(.30)	(.31)	(.35)	(.27)	(.12)
Distributions from net realized gain	(.01)	-	(.05)	(.07)	(.08)
Total distributions	(.31)	(.31)	(.40)	(.33) C	(.20)
Net asset value, end of period	$11.05	$10.49	$9.24	$9.15	$11.21
Total Return D	8.48%	17.19%	5.36%	(15.88)%	8.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35%	.35%	.36%	.35%	.35%
Expenses net of fee waivers, if any	.34%	.35%	.36%	.35%	.35%
Expenses net of all reductions, if any	.34%	.35%	.36%	.35%	.35%
Net investment income (loss)	3.08%	3.08%	3.21%	2.76%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$43,869	$40,128	$33,183	$22,284	$16,827
Portfolio turnover rate G	54%	28%	46%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Health Savings Fund and Class K are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Shares are available only to certain Fidelity health savings accounts. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of both actively and passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	0.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	0.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,953,782
Gross unrealized depreciation	(427,888)
Net unrealized appreciation (depreciation)	$6,525,894
Tax Cost	$59,853,822

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$287,300
Capital loss carryforward	$(3,312,988)
Net unrealized appreciation (depreciation) on securities and other investments	$6,525,894

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(315,918)
Long-term	(2,997,070)
Total capital loss carryforward	$(3,312,988)

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$1,776,377	$1,816,827

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	31,232,928	34,248,271

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
Fidelity Health Savings Fund	6,316

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $272.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$591,904	$641,673
Class K	1,184,473	1,175,154
Total	$1,776,377	$1,816,827
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	283,337	322,669	$2,972,201	$3,157,913
Reinvestment of distributions	53,181	61,080	551,296	599,699
Shares redeemed	(290,526)	(597,269)	(3,038,051)	(5,880,365)
Net increase (decrease)	45,992	(213,520)	$485,446	$(2,122,753)
Class K
Shares sold	494,663	811,364	$5,163,358	$7,917,957
Reinvestment of distributions	112,910	118,205	1,170,555	1,162,140
Shares redeemed	(461,630)	(695,787)	(4,830,053)	(6,866,169)
Net increase (decrease)	145,943	233,782	$1,503,860	$2,213,928
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 19.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,434,422 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
	Fidelity Health Savings Fund	Class K

November, 2024	6%	6%
December, 2024	6%	6%
February, 2025	8%	7%
March, 2025	8%	7%
April, 2025	7%	7%
May, 2025	7%	7%
June, 2025	8%	7%
July, 2025	7%	7%
August, 2025	7%	7%
September, 2025	8%	7%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Fidelity Health Savings Fund	Class K

November, 2024	9.67%	9.67%
December, 2024	10.74%	10.54%
February, 2025	30.41%	26.61%
March, 2025	29.62%	26.92%
April, 2025	27.79%	27.79%
May, 2025	28.52%	27.42%
June, 2025	29.31%	27.06%
July, 2025	28.33%	27.52%
August, 2025	28.55%	27.41%
September, 2025	29.20%	27.11%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Fidelity Health Savings Fund	Class K

November, 2024	0.50%	0.50%
December, 2024	0.55%	0.54%
February, 2025	0.56%	0.49%
March, 2025	0.54%	0.49%
April, 2025	0.51%	0.51%
May, 2025	0.52%	0.50%
June, 2025	0.54%	0.50%
July, 2025	0.52%	0.51%
August, 2025	0.52%	0.50%
September, 2025	0.54%	0.50%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Health Savings Fund
Fidelity Health Savings Fund	02/05/2024	$0.0007	$0.0001
Class K	02/05/2024	$0.0008	$0.0001
Fidelity Health Savings Fund	03/04/2024	$0.0028	$0.0004
Class K	03/04/2024	$0.0029	$0.0004
Fidelity Health Savings Fund	04/08/2024	$0.0019	$0.0003
Class K	04/08/2024	$0.0021	$0.0003
Fidelity Health Savings Fund	05/06/2024	$0.0023	$0.0003
Class K	05/06/2024	$0.0024	$0.0003
Fidelity Health Savings Fund	06/10/2024	$0.0012	$0.0002
Class K	06/10/2024	$0.0013	$0.0002
Fidelity Health Savings Fund	07/08/2024	$0.0039	$0.0006
Class K	07/08/2024	$0.0040	$0.0006
Fidelity Health Savings Fund	08/05/2024	$0.0051	$0.0007
Class K	08/05/2024	$0.0052	$0.0007
Fidelity Health Savings Fund	09/09/2024	$0.0012	$0.0002
Class K	09/09/2024	$0.0013	$0.0002
Fidelity Health Savings Fund	10/07/2024	$0.0025	$0.0004
Class K	10/07/2024	$0.0027	$0.0004
Fidelity Health Savings Fund	11/04/2024	$0.0043	$0.0006
Class K	11/04/2024	$0.0043	$0.0006
Fidelity Health Savings Fund	12/31/2024	$0.0136	$0.0019
Class K	12/31/2024	$0.0138	$0.0019

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Health Savings Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund or class expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expense ratios.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class ranked below the competitive median of the peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has a unitary management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its total peer group median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9897530.105
HSF-ANN-1125
Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Annual Report
September 30, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Asset Manager® 20%
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 47.7%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	746,389	70,690,473
Fidelity Floating Rate Central Fund (b)	436,402	41,955,649
Fidelity High Income Central Fund (b)	880,141	97,246,817
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,187,557	109,528,426
Fidelity International Credit Central Fund (b)	171,186	14,348,774
Fidelity Investment Grade Bond Central Fund (b)	23,308,074	2,324,048,025
TOTAL BOND FUNDS (Cost $2,656,720,885)		2,657,818,164

Domestic Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	1,036,259	55,605,658
Fidelity Commodity Strategy Central Fund (b)	457,841	42,840,185
Fidelity Enhanced Large Cap Value ETF (c)	422,202	14,156,433
Fidelity Enhanced Mid Cap ETF (c)	606,331	21,918,866
Fidelity Enhanced Small Cap ETF (c)	1,855,057	67,820,884
Fidelity Fundamental Small-Mid Cap ETF (c)	903,457	26,389,978
Fidelity Hedged Equity ETF (c)(d)	1,988,503	61,007,272
Fidelity Managed Futures ETF (c)	273,146	14,300,559
Fidelity Real Estate Equity Central Fund (b)	83,839	11,432,277
Fidelity U.S. Equity Central Fund (b)	4,606,339	717,207,010
TOTAL DOMESTIC EQUITY FUNDS (Cost $447,804,943)		1,032,679,122

International Equity Funds - 10.2%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	715,643	197,016,650
Fidelity International Equity Central Fund (b)	2,945,646	368,735,945
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $355,018,197)		565,752,595

Short-Term Funds - 4.8%
	Shares	Value ($)
Fidelity Low Duration Bond ETF (c) (Cost $265,795,854)	5,300,837	267,899,531

U.S. Treasury Obligations - 0.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (f)	4.28	3,500,000	3,494,088
US Treasury Bills 0% 10/2/2025 (f)	4.27 to 4.29	5,880,000	5,879,343
US Treasury Bills 0% 10/9/2025 (f)	4.30	7,350,000	7,343,366
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,716,182)			16,716,797

Money Market Funds - 18.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.21	1,028,593,872	1,028,799,591
Fidelity Securities Lending Cash Central Fund (g)(h)	4.19	9,374	9,375
TOTAL MONEY MARKET FUNDS (Cost $1,028,808,966)			1,028,808,966

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,770,865,027)	5,569,675,175
NET OTHER ASSETS (LIABILITIES) - 0.0%	715,274
NET ASSETS - 100.0%	5,570,390,449

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	469	12/19/2025	52,755,172	283,353	283,353

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	664	12/19/2025	223,726,500	(3,089,226)	(3,089,226)
ICE MSCI EAFE Index Contracts (United States)	70	12/19/2025	9,748,550	27,834	27,834
ICE MSCI Emerging Markets Index Contracts (United States)	193	12/19/2025	13,121,105	(136,735)	(136,735)

TOTAL SOLD					(3,198,127)

TOTAL FUTURES CONTRACTS					(2,914,774)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 4.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Affiliated fund.
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,036,985.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	860,722,037	786,937,127	618,859,292	43,733,550	(281)	-	1,028,799,591	1,028,593,872	1.9%
Fidelity Commodity Strategy Central Fund	25,418,364	26,496,978	9,743,440	2,478,287	(1,441,373)	2,109,656	42,840,185	457,841	11.7%
Fidelity Emerging Markets Debt Local Currency Central Fund	43,022,098	26,216,517	-	2,341,895	-	1,451,858	70,690,473	746,389	14.8%
Fidelity Emerging Markets Equity Central Fund	168,258,195	21,015,977	24,732,822	3,669,396	876,855	31,598,445	197,016,650	715,643	6.5%
Fidelity Floating Rate Central Fund	40,371,651	8,476,029	6,139,425	3,589,399	(39,220)	(713,386)	41,955,649	436,402	2.1%
Fidelity High Income Central Fund	41,164,371	80,232,233	28,836,781	5,063,320	526,281	4,160,713	97,246,817	880,141	5.6%
Fidelity Inflation-Protected Bond Index Central Fund	53,372,233	100,752,934	47,319,275	3,384,620	84,260	2,638,274	109,528,426	1,187,557	14.6%
Fidelity International Credit Central Fund	13,991,436	2,339,889	2,046,543	710,945	(217,506)	281,498	14,348,774	171,186	14.8%
Fidelity International Equity Central Fund	351,904,473	47,558,402	71,466,475	9,804,194	5,112,294	35,627,251	368,735,945	2,945,646	5.7%
Fidelity Investment Grade Bond Central Fund	2,420,435,393	572,915,759	642,162,700	102,303,117	(33,612,915)	6,472,488	2,324,048,025	23,308,074	5.5%
Fidelity Real Estate Equity Central Fund	26,706,107	3,607,145	17,179,373	534,017	3,519,325	(5,220,927)	11,432,277	83,839	1.3%
Fidelity Securities Lending Cash Central Fund	49,500	238,019,042	238,059,167	42,991	-	-	9,375	9,374	0.0%
Fidelity U.S. Equity Central Fund	901,404,998	164,377,887	390,996,841	73,653,884	107,146,555	(64,725,589)	717,207,010	4,606,339	3.8%
Total	4,946,820,856	2,078,945,919	2,097,542,134	251,309,615	81,954,275	13,680,281	5,023,859,197

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	56,150,428	8,383,447	5,181	184,972	7,653,705	55,605,658	1,036,259
Fidelity Enhanced Large Cap Value ETF	-	15,856,244	2,976,395	176,592	42,973	1,233,611	14,156,433	422,202
Fidelity Enhanced Mid Cap ETF	21,646,028	48,117,280	47,686,700	301,550	(2,337,258)	2,179,516	21,918,866	606,331
Fidelity Enhanced Small Cap ETF	29,105,344	90,073,186	54,282,110	582,529	(4,999,201)	7,923,665	67,820,884	1,855,057
Fidelity Fundamental Small-Mid Cap ETF	-	28,278,541	3,440,400	125,830	(241,837)	1,793,674	26,389,978	903,457
Fidelity Hedged Equity ETF	68,812,762	26,207,543	44,140,181	479,142	4,487,651	5,639,497	61,007,272	1,988,503
Fidelity Low Duration Bond ETF	267,427,225	-	-	12,515,276	-	472,306	267,899,531	5,300,837
Fidelity Managed Futures ETF	-	13,798,571	-	-	-	501,988	14,300,559	273,146
	386,991,359	278,481,793	160,909,233	14,186,100	(2,862,700)	27,397,962	529,099,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,657,818,164	2,657,818,164	-	-

Domestic Equity Funds	1,032,679,122	1,032,679,122	-	-

International Equity Funds	565,752,595	565,752,595	-	-

Short-Term Funds	267,899,531	267,899,531	-	-

U.S. Treasury Obligations	16,716,797	-	16,716,797	-

Money Market Funds	1,028,808,966	1,028,808,966	-	-
Total Investments in Securities:	5,569,675,175	5,552,958,378	16,716,797	-
Derivative Instruments:

Assets
Futures Contracts	311,187	311,187	-	-
Total Assets	311,187	311,187	-	-

Liabilities
Futures Contracts	(3,225,961)	(3,225,961)	-	-
Total Liabilities	(3,225,961)	(3,225,961)	-	-
Total Derivative Instruments:	(2,914,774)	(2,914,774)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	27,834	(3,225,961)
Total Equity Risk	27,834	(3,225,961)
Interest Rate Risk
Futures Contracts (a)	283,353	-
Total Interest Rate Risk	283,353	-
Total Value of Derivatives	311,187	(3,225,961)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 20%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value (including securities loaned of $9,204) - See accompanying schedule:
Unaffiliated issuers (cost $16,716,182)	$16,716,797
Fidelity Central Funds (cost $4,262,094,110)	5,023,859,197
Other affiliated issuers (cost $492,054,735)	529,099,181

Total Investment in Securities (cost $4,770,865,027)		$5,569,675,175
Receivable for investments sold		2,309,639
Receivable for fund shares sold		1,020,326
Dividends receivable		895,842
Distributions receivable from Fidelity Central Funds		3,676,704
Prepaid expenses		5,974
Total assets		5,577,583,660
Liabilities
Payable for investments purchased	$7,613
Payable for fund shares redeemed	4,184,486
Accrued management fee	1,991,518
Distribution and service plan fees payable	32,868
Payable for daily variation margin on futures contracts	932,866
Other payables and accrued expenses	34,485
Collateral on securities loaned	9,375
Total liabilities		7,193,211
Net Assets		$5,570,390,449
Net Assets consist of:
Paid in capital		$5,077,116,466
Total accumulated earnings (loss)		493,273,983
Net Assets		$5,570,390,449

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($50,882,348 ÷ 3,557,260 shares)(a)		$14.30
Maximum offering price per share (100/94.25 of $14.30)		$15.17
Class M :
Net Asset Value and redemption price per share ($30,474,060 ÷ 2,136,629 shares)(a)		$14.26
Maximum offering price per share (100/96.50 of $14.26)		$14.78
Class C :
Net Asset Value and offering price per share ($11,538,051 ÷ 815,830 shares)(a)		$14.14
Asset Manager 20% :
Net Asset Value, offering price and redemption price per share ($3,017,881,752 ÷ 210,585,034 shares)		$14.33
Class I :
Net Asset Value, offering price and redemption price per share ($17,402,916 ÷ 1,213,644 shares)		$14.34
Class Z :
Net Asset Value, offering price and redemption price per share ($2,442,211,322 ÷ 170,505,310 shares)		$14.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends (including $14,186,100 earned from affiliated issuers)		$16,457,203
Interest		781,784
Income from Fidelity Central Funds (including $42,991 from security lending)		186,216,988
Total income		203,455,975
Expenses
Management fee	$25,275,526
Distribution and service plan fees	394,111
Custodian fees and expenses	25,964
Independent trustees' fees and expenses	13,469
Registration fees	114,758
Audit fees	41,704
Legal	4,723
Miscellaneous	19,842
Total expenses before reductions	25,890,097
Expense reductions	(1,443,471)
Total expenses after reductions		24,446,626
Net Investment income (loss)		179,009,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,975,508)
Fidelity Central Funds	81,954,275
Other affiliated issuers	(2,862,700)
Futures contracts	(34,711,088)
Capital gain distributions from Fidelity Central Funds	65,092,627
Total net realized gain (loss)		105,497,606
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	133,710
Fidelity Central Funds	13,680,281
Other affiliated issuers	27,397,962
Futures contracts	5,592,328
Total change in net unrealized appreciation (depreciation)		46,804,281
Net gain (loss)		152,301,887
Net increase (decrease) in net assets resulting from operations		$331,311,236
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$179,009,349	$180,771,003
Net realized gain (loss)	105,497,606	20,367,485
Change in net unrealized appreciation (depreciation)	46,804,281	482,648,059
Net increase (decrease) in net assets resulting from operations	331,311,236	683,786,547
Distributions to shareholders	(181,809,685)	(181,501,111)

Share transactions - net increase (decrease)	39,226,833	(353,692,025)
Total increase (decrease) in net assets	188,728,384	148,593,411

Net Assets
Beginning of period	5,381,662,065	5,233,068,654
End of period	$5,570,390,449	$5,381,662,065

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.93	$12.67	$12.81	$14.74	$14.00
Income from Investment Operations
Net investment income (loss) A,B	.41	.41	.36	.23	.14
Net realized and unrealized gain (loss)	.38	1.26	.16	(1.93)	.82
Total from investment operations	.79	1.67	.52	(1.70)	.96
Distributions from net investment income	(.41)	(.41)	(.40)	(.19)	(.11)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.42)	(.41)	(.66)	(.23) C	(.22) C
Net asset value, end of period	$14.30	$13.93	$12.67	$12.81	$14.74
Total Return D,E	5.84%	13.42%	4.07%	(11.71)%	6.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.78%	.82%	.81%	.81%
Expenses net of fee waivers, if any	.73%	.77%	.81%	.81%	.81%
Expenses net of all reductions, if any	.73%	.77%	.81%	.81%	.81%
Net investment income (loss)	3.00%	3.10%	2.80%	1.61%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$50,882	$52,099	$53,119	$56,979	$62,957
Portfolio turnover rate H	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.89	$12.63	$12.77	$14.70	$13.97
Income from Investment Operations
Net investment income (loss) A,B	.38	.38	.33	.19	.10
Net realized and unrealized gain (loss)	.37	1.26	.16	(1.92)	.82
Total from investment operations	.75	1.64	.49	(1.73)	.92
Distributions from net investment income	(.38)	(.38)	(.37)	(.16)	(.07)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.38) C	(.38)	(.63)	(.20) C	(.19)
Net asset value, end of period	$14.26	$13.89	$12.63	$12.77	$14.70
Total Return D,E	5.58%	13.16%	3.84%	(11.94)%	6.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.03%	1.06%	1.06%	1.07%
Expenses net of fee waivers, if any	.98%	1.02%	1.06%	1.06%	1.07%
Expenses net of all reductions, if any	.98%	1.02%	1.06%	1.06%	1.07%
Net investment income (loss)	2.75%	2.85%	2.55%	1.36%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$30,474	$28,979	$28,202	$27,193	$31,762
Portfolio turnover rate H	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.77	$12.53	$12.67	$14.61	$13.91
Income from Investment Operations
Net investment income (loss) A,B	.31	.31	.26	.12	.03
Net realized and unrealized gain (loss)	.37	1.24	.16	(1.92)	.82
Total from investment operations	.68	1.55	.42	(1.80)	.85
Distributions from net investment income	(.31)	(.31)	(.30)	(.11)	(.03)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.31) C	(.31)	(.56)	(.14)	(.15)
Net asset value, end of period	$14.14	$13.77	$12.53	$12.67	$14.61
Total Return D,E	5.09%	12.52%	3.35%	(12.41)%	6.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.50%	1.52%	1.57%	1.57%	1.57%
Expenses net of fee waivers, if any	1.48%	1.51%	1.57%	1.57%	1.57%
Expenses net of all reductions, if any	1.48%	1.51%	1.57%	1.57%	1.57%
Net investment income (loss)	2.25%	2.36%	2.05%	.85%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$11,538	$13,991	$16,531	$19,557	$25,804
Portfolio turnover rate H	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 20%

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.95	$12.69	$12.83	$14.76	$14.02
Income from Investment Operations
Net investment income (loss) A,B	.45	.45	.40	.27	.19
Net realized and unrealized gain (loss)	.39	1.26	.16	(1.93)	.82
Total from investment operations	.84	1.71	.56	(1.66)	1.01
Distributions from net investment income	(.45)	(.45)	(.44)	(.24)	(.15)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.46)	(.45)	(.70)	(.27)	(.27)
Net asset value, end of period	$14.33	$13.95	$12.69	$12.83	$14.76
Total Return C	6.18%	13.74%	4.40%	(11.41)%	7.24%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.48%	.49%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.46%	.48%	.51%	.50%	.50%
Expenses net of all reductions, if any	.46%	.48%	.51%	.50%	.50%
Net investment income (loss)	3.27%	3.39%	3.11%	1.92%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$3,017,882	$3,170,882	$3,329,197	$3,734,894	$4,723,410
Portfolio turnover rate F	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.96	$12.69	$12.83	$14.76	$14.02
Income from Investment Operations
Net investment income (loss) A,B	.45	.45	.40	.26	.18
Net realized and unrealized gain (loss)	.38	1.27	.15	(1.93)	.82
Total from investment operations	.83	1.72	.55	(1.67)	1.00
Distributions from net investment income	(.44)	(.45)	(.43)	(.23)	(.14)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.45)	(.45)	(.69)	(.26)	(.26)
Net asset value, end of period	$14.34	$13.96	$12.69	$12.83	$14.76
Total Return C	6.14%	13.76%	4.33%	(11.46)%	7.17%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.52%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.48%	.51%	.55%	.55%	.55%
Expenses net of all reductions, if any	.48%	.51%	.55%	.55%	.55%
Net investment income (loss)	3.25%	3.36%	3.06%	1.87%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$17,403	$17,984	$20,594	$28,182	$31,374
Portfolio turnover rate F	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.95	$12.68	$12.82	$14.76	$14.02
Income from Investment Operations
Net investment income (loss) A,B	.46	.45	.41	.27	.19
Net realized and unrealized gain (loss)	.37	1.28	.15	(1.93)	.82
Total from investment operations	.83	1.73	.56	(1.66)	1.01
Distributions from net investment income	(.45)	(.46)	(.44)	(.24)	(.16)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)
Total distributions	(.46)	(.46)	(.70)	(.28) C	(.27) C
Net asset value, end of period	$14.32	$13.95	$12.68	$12.82	$14.76
Total Return D	6.15%	13.85%	4.42%	(11.45)%	7.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42%	.45%	.47%	.47%	.47%
Expenses net of all reductions, if any	.42%	.45%	.47%	.47%	.47%
Net investment income (loss)	3.31%	3.41%	3.14%	1.95%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,442,211	$2,097,727	$1,785,426	$1,566,447	$1,485,829
Portfolio turnover rate G	31%	24%	28%	22%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 30%
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 47.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	270,873	25,654,408
Fidelity Floating Rate Central Fund (b)	157,078	15,101,526
Fidelity High Income Central Fund (b)	319,338	35,283,693
Fidelity Inflation-Protected Bond Index Central Fund (b)	430,902	39,742,094
Fidelity International Credit Central Fund (b)	60,856	5,100,931
Fidelity Investment Grade Bond Central Fund (b)	8,491,210	846,658,597
TOTAL BOND FUNDS (Cost $1,012,910,925)		967,541,249

Domestic Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	507,061	27,208,893
Fidelity Commodity Strategy Central Fund (b)	166,026	15,535,021
Fidelity Enhanced Large Cap Value ETF (c)	196,992	6,605,142
Fidelity Enhanced Mid Cap ETF (c)	299,560	10,829,094
Fidelity Enhanced Small Cap ETF (c)	905,257	33,096,196
Fidelity Fundamental Small-Mid Cap ETF (c)	446,299	13,036,394
Fidelity Hedged Equity ETF (c)	731,942	22,455,981
Fidelity Managed Futures ETF (c)	99,205	5,193,877
Fidelity Real Estate Equity Central Fund (b)	31,008	4,228,200
Fidelity U.S. Equity Central Fund (b)	2,257,269	351,456,813
TOTAL DOMESTIC EQUITY FUNDS (Cost $233,799,089)		489,645,611

International Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	384,929	105,970,885
Fidelity International Equity Central Fund (b)	1,609,419	201,467,014
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $199,258,629)		307,437,899

Short-Term Funds - 5.1%
	Shares	Value ($)
Fidelity Low Duration Bond ETF (c)(d) (Cost $102,291,436)	2,040,024	103,100,977

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (f)	4.28	1,080,000	1,078,176
US Treasury Bills 0% 10/2/2025 (f)	4.27 to 4.29	1,980,000	1,979,779
US Treasury Bills 0% 10/9/2025 (f)	4.30	2,430,000	2,427,807
US Treasury Bills 0% 11/20/2025 (f)	4.17	240,000	238,677
US Treasury Bills 0% 12/4/2025 (f)	3.98 to 4.06	110,000	109,237
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,833,411)			5,833,676

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.21	161,113,561	161,145,784
Fidelity Securities Lending Cash Central Fund (g)(h)	4.19	802,045	802,125
TOTAL MONEY MARKET FUNDS (Cost $161,947,909)			161,947,909

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,716,041,399)	2,035,507,321
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,039,600)
NET ASSETS - 100.0%	2,034,467,721

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	170	12/19/2025	19,122,344	102,708	102,708

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	210	12/19/2025	70,756,875	(977,014)	(977,014)
ICE MSCI EAFE Index Contracts (United States)	95	12/19/2025	13,230,175	37,778	37,778
ICE MSCI Emerging Markets Index Contracts (United States)	199	12/19/2025	13,529,015	(140,986)	(140,986)

TOTAL SOLD					(1,080,222)

TOTAL FUTURES CONTRACTS					(977,514)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 4.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Affiliated fund.
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,408,723.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	126,371,414	227,509,257	192,734,854	6,829,771	(33)	-	161,145,784	161,113,561	0.3%
Fidelity Commodity Strategy Central Fund	9,593,265	9,051,140	3,307,407	898,566	(535,602)	733,625	15,535,021	166,026	4.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	16,409,767	8,727,982	-	893,261	-	516,659	25,654,408	270,873	5.4%
Fidelity Emerging Markets Equity Central Fund	94,227,829	5,678,312	11,113,164	1,978,132	520,829	16,657,079	105,970,885	384,929	3.5%
Fidelity Floating Rate Central Fund	15,318,158	1,963,164	1,910,693	1,302,780	(8,491)	(260,612)	15,101,526	157,078	0.8%
Fidelity High Income Central Fund	15,510,240	28,059,603	9,960,412	1,828,433	187,090	1,487,172	35,283,693	319,338	2.0%
Fidelity Inflation-Protected Bond Index Central Fund	20,093,789	34,604,084	15,886,789	1,250,227	(396,443)	1,327,453	39,742,094	430,902	5.3%
Fidelity International Credit Central Fund	5,244,491	479,341	636,914	259,193	(81,168)	95,181	5,100,931	60,856	5.3%
Fidelity International Equity Central Fund	195,892,975	13,396,629	29,548,280	5,392,958	3,227,167	18,498,523	201,467,014	1,609,419	3.1%
Fidelity Investment Grade Bond Central Fund	920,160,152	148,692,129	210,842,066	37,255,908	(15,551,664)	4,200,046	846,658,597	8,491,210	2.0%
Fidelity Real Estate Equity Central Fund	9,191,761	1,658,163	5,996,532	200,006	993,706	(1,618,898)	4,228,200	31,008	0.5%
Fidelity Securities Lending Cash Central Fund	3,119,900	116,324,205	118,641,980	39,157	-	-	802,125	802,045	0.0%
Fidelity U.S. Equity Central Fund	456,516,016	51,176,093	177,150,684	36,384,727	57,506,644	(36,591,256)	351,456,813	2,257,269	1.9%
Total	1,887,649,757	647,320,102	777,729,775	94,513,119	45,862,035	5,044,972	1,808,147,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	27,256,132	4,049,138	2,535	215,096	3,786,803	27,208,893	507,061
Fidelity Enhanced Large Cap Value ETF	-	7,085,003	1,086,143	84,954	16,657	589,625	6,605,142	196,992
Fidelity Enhanced Mid Cap ETF	8,340,792	19,727,308	17,446,970	137,715	(839,276)	1,047,240	10,829,094	299,560
Fidelity Enhanced Small Cap ETF	10,960,446	39,185,042	19,124,168	267,207	(1,770,203)	3,845,079	33,096,196	905,257
Fidelity Fundamental Small-Mid Cap ETF	-	13,305,922	1,088,068	61,702	(62,611)	881,151	13,036,394	446,299
Fidelity Hedged Equity ETF	26,297,441	9,407,542	16,890,654	173,977	1,625,408	2,016,244	22,455,981	731,942
Fidelity Low Duration Bond ETF	102,919,211	-	-	4,816,497	-	181,766	103,100,977	2,040,024
Fidelity Managed Futures ETF	-	5,011,557	-	-	-	182,320	5,193,877	99,205
	148,517,890	120,978,506	59,685,141	5,544,587	(814,929)	12,530,228	221,526,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	967,541,249	967,541,249	-	-

Domestic Equity Funds	489,645,611	489,645,611	-	-

International Equity Funds	307,437,899	307,437,899	-	-

Short-Term Funds	103,100,977	103,100,977	-	-

U.S. Treasury Obligations	5,833,676	-	5,833,676	-

Money Market Funds	161,947,909	161,947,909	-	-
Total Investments in Securities:	2,035,507,321	2,029,673,645	5,833,676	-
Derivative Instruments:

Assets
Futures Contracts	140,486	140,486	-	-
Total Assets	140,486	140,486	-	-

Liabilities
Futures Contracts	(1,118,000)	(1,118,000)	-	-
Total Liabilities	(1,118,000)	(1,118,000)	-	-
Total Derivative Instruments:	(977,514)	(977,514)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	37,778	(1,118,000)
Total Equity Risk	37,778	(1,118,000)
Interest Rate Risk
Futures Contracts (a)	102,708	-
Total Interest Rate Risk	102,708	-
Total Value of Derivatives	140,486	(1,118,000)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 30%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value (including securities loaned of $783,356) - See accompanying schedule:
Unaffiliated issuers (cost $5,833,411)	$5,833,676
Fidelity Central Funds (cost $1,504,896,526)	1,808,147,091
Other affiliated issuers (cost $205,311,462)	221,526,554

Total Investment in Securities (cost $1,716,041,399)		$2,035,507,321
Receivable for investments sold		130
Receivable for fund shares sold		1,227,801
Dividends receivable		344,764
Distributions receivable from Fidelity Central Funds		577,569
Prepaid expenses		2,162
Total assets		2,037,659,747
Liabilities
Payable for investments purchased	$122,699
Payable for fund shares redeemed	1,079,553
Accrued management fee	750,567
Distribution and service plan fees payable	37,128
Payable for daily variation margin on futures contracts	365,043
Other payables and accrued expenses	34,911
Collateral on securities loaned	802,125
Total liabilities		3,192,026
Net Assets		$2,034,467,721
Net Assets consist of:
Paid in capital		$1,769,625,884
Total accumulated earnings (loss)		264,841,837
Net Assets		$2,034,467,721

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($74,205,116 ÷ 5,830,324 shares)(a)		$12.73
Maximum offering price per share (100/94.25 of $12.73)		$13.51
Class M :
Net Asset Value and redemption price per share ($21,679,752 ÷ 1,708,024 shares)(a)		$12.69
Maximum offering price per share (100/96.50 of $12.69)		$13.15
Class C :
Net Asset Value and offering price per share ($15,258,828 ÷ 1,215,313 shares)(a)		$12.56
Asset Manager 30% :
Net Asset Value, offering price and redemption price per share ($1,315,525,099 ÷ 103,454,363 shares)		$12.72
Class I :
Net Asset Value, offering price and redemption price per share ($21,001,694 ÷ 1,650,962 shares)		$12.72
Class Z :
Net Asset Value, offering price and redemption price per share ($586,797,232 ÷ 46,158,271 shares)		$12.71
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends (including $5,544,587 earned from affiliated issuers)		$6,388,192
Interest		252,456
Income from Fidelity Central Funds (including $39,157 from security lending)		62,336,101
Total income		68,976,749
Expenses
Management fee	$9,583,405
Distribution and service plan fees	455,731
Custodian fees and expenses	26,921
Independent trustees' fees and expenses	4,942
Registration fees	102,675
Audit fees	37,547
Legal	1,913
Miscellaneous	7,430
Total expenses before reductions	10,220,564
Expense reductions	(596,738)
Total expenses after reductions		9,623,826
Net Investment income (loss)		59,352,923
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,508,553)
Fidelity Central Funds	45,862,035
Other affiliated issuers	(814,929)
Futures contracts	(13,783,390)
Capital gain distributions from Fidelity Central Funds	32,177,018
Total net realized gain (loss)		61,932,181
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	30,664
Fidelity Central Funds	5,044,972
Other affiliated issuers	12,530,228
Futures contracts	2,491,334
Total change in net unrealized appreciation (depreciation)		20,097,198
Net gain (loss)		82,029,379
Net increase (decrease) in net assets resulting from operations		$141,382,302
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,352,923	$60,219,520
Net realized gain (loss)	61,932,181	16,627,238
Change in net unrealized appreciation (depreciation)	20,097,198	222,740,260
Net increase (decrease) in net assets resulting from operations	141,382,302	299,587,018
Distributions to shareholders	(61,296,533)	(60,747,136)

Share transactions - net increase (decrease)	(95,748,187)	(177,514,572)
Total increase (decrease) in net assets	(15,662,418)	61,325,310

Net Assets
Beginning of period	2,050,130,139	1,988,804,829
End of period	$2,034,467,721	$2,050,130,139

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$10.84	$10.80	$12.77	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.28	.20	.14
Net realized and unrealized gain (loss)	.52	1.38	.33	(1.95)	1.03
Total from investment operations	.85	1.69	.61	(1.75)	1.17
Distributions from net investment income	(.33)	(.31)	(.31)	(.18)	(.09)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.34)	(.31)	(.57)	(.22)	(.20)
Net asset value, end of period	$12.73	$12.22	$10.84	$10.80	$12.77
Total Return C,D	7.15%	15.84%	5.74%	(13.89)%	9.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.77%	.79%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.74%	.78%	.82%	.82%	.82%
Expenses net of all reductions, if any	.74%	.78%	.82%	.82%	.82%
Net investment income (loss)	2.73%	2.71%	2.51%	1.66%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$74,205	$73,906	$69,350	$71,633	$77,502
Portfolio turnover rate G	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.81	$10.77	$12.75	$11.77
Income from Investment Operations
Net investment income (loss) A,B	.30	.28	.25	.17	.11
Net realized and unrealized gain (loss)	.51	1.38	.34	(1.95)	1.04
Total from investment operations	.81	1.66	.59	(1.78)	1.15
Distributions from net investment income	(.30)	(.28)	(.29)	(.15)	(.07)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.31)	(.28)	(.55)	(.20) C	(.17) C
Net asset value, end of period	$12.69	$12.19	$10.81	$10.77	$12.75
Total Return D,E	6.83%	15.59%	5.49%	(14.20)%	9.84%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.02%	1.05%	1.07%	1.08%	1.08%
Expenses net of fee waivers, if any	.99%	1.04%	1.07%	1.08%	1.08%
Expenses net of all reductions, if any	.99%	1.04%	1.07%	1.08%	1.08%
Net investment income (loss)	2.48%	2.46%	2.26%	1.41%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$21,680	$22,776	$21,274	$22,364	$26,218
Portfolio turnover rate H	24%	19%	22%	23%	18%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$10.70	$10.66	$12.64	$11.71
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.19	.11	.04
Net realized and unrealized gain (loss)	.51	1.37	.34	(1.94)	1.03
Total from investment operations	.75	1.59	.53	(1.83)	1.07
Distributions from net investment income	(.24)	(.23)	(.23)	(.11)	(.03)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.25)	(.23)	(.49)	(.15)	(.14)
Net asset value, end of period	$12.56	$12.06	$10.70	$10.66	$12.64
Total Return C,D	6.39%	14.98%	5.00%	(14.62)%	9.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.52%	1.54%	1.58%	1.58%	1.59%
Expenses net of fee waivers, if any	1.49%	1.53%	1.58%	1.58%	1.59%
Expenses net of all reductions, if any	1.49%	1.53%	1.58%	1.58%	1.59%
Net investment income (loss)	1.98%	1.96%	1.74%	.90%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$15,259	$18,592	$20,534	$24,169	$31,949
Portfolio turnover rate G	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 30%

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.83	$10.79	$12.77	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.36	.35	.31	.24	.18
Net realized and unrealized gain (loss)	.53	1.38	.34	(1.96)	1.04
Total from investment operations	.89	1.73	.65	(1.72)	1.22
Distributions from net investment income	(.37)	(.35)	(.35)	(.22)	(.14)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.38)	(.35)	(.61)	(.26)	(.24) C
Net asset value, end of period	$12.72	$12.21	$10.83	$10.79	$12.77
Total Return D	7.47%	16.20%	6.07%	(13.71)%	10.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.50%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.47%	.49%	.52%	.51%	.52%
Expenses net of all reductions, if any	.47%	.49%	.52%	.51%	.52%
Net investment income (loss)	3.00%	3.00%	2.80%	1.97%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,525	$1,375,227	$1,418,966	$1,625,346	$2,196,582
Portfolio turnover rate G	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.84	$10.79	$12.77	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.36	.34	.30	.24	.17
Net realized and unrealized gain (loss)	.52	1.37	.35	(1.96)	1.05
Total from investment operations	.88	1.71	.65	(1.72)	1.22
Distributions from net investment income	(.36)	(.34)	(.34)	(.21)	(.13)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.37)	(.34)	(.60)	(.26) C	(.24)
Net asset value, end of period	$12.72	$12.21	$10.84	$10.79	$12.77
Total Return D	7.44%	16.02%	6.10%	(13.75)%	10.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.54%	.58%	.54%	.55%
Expenses net of fee waivers, if any	.49%	.53%	.58%	.54%	.54%
Expenses net of all reductions, if any	.49%	.53%	.58%	.54%	.54%
Net investment income (loss)	2.98%	2.97%	2.75%	1.94%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$21,002	$17,976	$24,322	$30,027	$76,079
Portfolio turnover rate G	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.83	$10.79	$12.77	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.31	.24	.18
Net realized and unrealized gain (loss)	.51	1.38	.34	(1.96)	1.04
Total from investment operations	.88	1.73	.65	(1.72)	1.22
Distributions from net investment income	(.37)	(.35)	(.35)	(.22)	(.14)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)
Total distributions	(.38)	(.35)	(.61)	(.26)	(.24) C
Net asset value, end of period	$12.71	$12.21	$10.83	$10.79	$12.77
Total Return D	7.41%	16.27%	6.10%	(13.69)%	10.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.44%	.47%	.49%	.49%	.49%
Expenses net of all reductions, if any	.44%	.47%	.49%	.49%	.49%
Net investment income (loss)	3.03%	3.02%	2.84%	2.00%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$586,797	$541,653	$434,359	$399,817	$474,155
Portfolio turnover rate G	24%	19%	22%	23%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 40%
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 42.4%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	312,327	29,580,498
Fidelity Floating Rate Central Fund (b)	183,302	17,622,677
Fidelity High Income Central Fund (b)	376,597	41,610,179
Fidelity Inflation-Protected Bond Index Central Fund (b)	508,183	46,869,677
Fidelity International Credit Central Fund (b)	70,087	5,874,672
Fidelity Investment Grade Bond Central Fund (b)	8,851,988	882,631,753
TOTAL BOND FUNDS (Cost $1,066,579,691)		1,024,189,456

Domestic Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	758,496	40,700,895
Fidelity Commodity Strategy Central Fund (b)	195,772	18,318,409
Fidelity Enhanced Large Cap Value ETF (c)	299,212	10,032,578
Fidelity Enhanced Mid Cap ETF (c)	442,545	15,998,002
Fidelity Enhanced Small Cap ETF (c)	1,345,349	49,185,960
Fidelity Fundamental Small-Mid Cap ETF (c)	659,254	19,256,809
Fidelity Hedged Equity ETF (c)	827,714	25,394,266
Fidelity Managed Futures ETF (c)	114,139	5,975,747
Fidelity Real Estate Equity Central Fund (b)	36,630	4,994,869
Fidelity U.S. Equity Central Fund (b)	3,430,503	534,129,320
TOTAL DOMESTIC EQUITY FUNDS (Cost $339,295,891)		723,986,855

International Equity Funds - 18.9%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	525,928	144,787,965
Fidelity International Equity Central Fund (b)	2,481,322	310,611,847
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $294,353,255)		455,399,812

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (e)	4.28	1,420,000	1,417,601
US Treasury Bills 0% 10/2/2025 (e)	4.27 to 4.29	2,240,000	2,239,750
US Treasury Bills 0% 10/9/2025 (e)	4.30	2,600,000	2,597,653
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,254,772)			6,255,004

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $205,555,673)	4.21	205,514,570	205,555,673

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,912,039,282)	2,415,386,800
NET OTHER ASSETS (LIABILITIES) - 0.0%	(555,436)
NET ASSETS - 100.0%	2,414,831,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	197	12/19/2025	22,159,422	119,021	119,021

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	245	12/19/2025	82,549,688	(1,139,850)	(1,139,850)
ICE MSCI EAFE Index Contracts (United States)	140	12/19/2025	19,497,100	55,667	55,667
ICE MSCI Emerging Markets Index Contracts (United States)	81	12/19/2025	5,506,785	(57,386)	(57,386)

TOTAL SOLD					(1,141,569)

TOTAL FUTURES CONTRACTS					(1,022,548)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 4.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Affiliated fund.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,095,022.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,065,098	265,880,165	208,389,480	8,329,610	(110)	-	205,555,673	205,514,570	0.4%
Fidelity Commodity Strategy Central Fund	10,775,973	10,563,988	3,243,472	1,046,735	(554,064)	775,984	18,318,409	195,772	5.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	18,046,799	10,928,244	-	982,372	-	605,455	29,580,498	312,327	6.2%
Fidelity Emerging Markets Equity Central Fund	122,912,852	10,365,188	11,628,581	2,640,897	72,570	23,065,936	144,787,965	525,928	4.8%
Fidelity Floating Rate Central Fund	17,227,702	2,268,404	1,566,670	1,482,112	(10,052)	(296,707)	17,622,677	183,302	0.9%
Fidelity High Income Central Fund	17,341,652	32,803,266	10,447,027	2,088,158	177,693	1,734,595	41,610,179	376,597	2.4%
Fidelity Inflation-Protected Bond Index Central Fund	22,583,721	39,317,416	16,117,012	1,430,438	(503,273)	1,588,825	46,869,677	508,183	6.3%
Fidelity International Credit Central Fund	5,826,041	552,638	522,344	290,421	(59,982)	78,319	5,874,672	70,087	6.1%
Fidelity International Equity Central Fund	289,429,191	20,726,600	32,400,276	8,082,526	2,612,720	30,243,612	310,611,847	2,481,322	4.8%
Fidelity Investment Grade Bond Central Fund	922,654,544	168,243,735	197,287,154	37,646,088	(15,143,375)	4,164,003	882,631,753	8,851,988	2.1%
Fidelity Real Estate Equity Central Fund	10,369,846	1,887,668	6,553,829	229,643	964,878	(1,673,694)	4,994,869	36,630	0.6%
Fidelity Securities Lending Cash Central Fund	-	124,229,812	124,229,812	5,708	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	661,525,124	78,045,643	237,921,719	53,155,371	71,126,560	(38,646,288)	534,129,320	3,430,503	2.9%
Total	2,246,758,543	765,812,767	850,307,376	117,410,079	58,683,565	21,640,040	2,242,587,539

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	40,124,617	5,467,457	3,792	305,863	5,737,872	40,700,895	758,496
Fidelity Enhanced Large Cap Value ETF	-	10,543,851	1,421,526	126,321	23,323	886,930	10,032,578	299,212
Fidelity Enhanced Mid Cap ETF	9,208,501	26,068,808	19,825,470	192,012	(983,501)	1,529,664	15,998,002	442,545
Fidelity Enhanced Small Cap ETF	11,971,384	54,413,454	20,890,760	374,514	(2,012,147)	5,704,029	49,185,960	1,345,349
Fidelity Fundamental Small-Mid Cap ETF	-	19,404,184	1,383,148	90,853	(63,770)	1,299,543	19,256,809	659,254
Fidelity Hedged Equity ETF	29,486,251	10,595,232	18,808,662	197,419	1,823,515	2,297,930	25,394,266	827,714
Fidelity Managed Futures ETF	-	5,765,982	-	-	-	209,765	5,975,747	114,139
	50,666,136	166,916,128	67,797,023	984,911	(906,717)	17,665,733	166,544,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,024,189,456	1,024,189,456	-	-

Domestic Equity Funds	723,986,855	723,986,855	-	-

International Equity Funds	455,399,812	455,399,812	-	-

U.S. Treasury Obligations	6,255,004	-	6,255,004	-

Money Market Funds	205,555,673	205,555,673	-	-
Total Investments in Securities:	2,415,386,800	2,409,131,796	6,255,004	-
Derivative Instruments:

Assets
Futures Contracts	174,688	174,688	-	-
Total Assets	174,688	174,688	-	-

Liabilities
Futures Contracts	(1,197,236)	(1,197,236)	-	-
Total Liabilities	(1,197,236)	(1,197,236)	-	-
Total Derivative Instruments:	(1,022,548)	(1,022,548)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	55,667	(1,197,236)
Total Equity Risk	55,667	(1,197,236)
Interest Rate Risk
Futures Contracts (a)	119,021	-
Total Interest Rate Risk	119,021	-
Total Value of Derivatives	174,688	(1,197,236)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 40%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,254,772)	$6,255,004
Fidelity Central Funds (cost $1,760,304,157)	2,242,587,539
Other affiliated issuers (cost $145,480,353)	166,544,257

Total Investment in Securities (cost $1,912,039,282)		$2,415,386,800
Receivable for investments sold		159,552
Receivable for fund shares sold		2,237,323
Distributions receivable from Fidelity Central Funds		729,678
Prepaid expenses		2,502
Total assets		2,418,515,855
Liabilities
Payable for investments purchased	$786,215
Payable for fund shares redeemed	1,523,163
Accrued management fee	895,351
Distribution and service plan fees payable	37,425
Payable for daily variation margin on futures contracts	408,189
Other payables and accrued expenses	34,148
Total liabilities		3,684,491
Net Assets		$2,414,831,364
Net Assets consist of:
Paid in capital		$1,917,103,151
Total accumulated earnings (loss)		497,728,213
Net Assets		$2,414,831,364

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($86,098,559 ÷ 6,076,710 shares)(a)		$14.17
Maximum offering price per share (100/94.25 of $14.17)		$15.03
Class M :
Net Asset Value and redemption price per share ($14,552,336 ÷ 1,028,974 shares)(a)		$14.14
Maximum offering price per share (100/96.50 of $14.14)		$14.65
Class C :
Net Asset Value and offering price per share ($16,137,460 ÷ 1,146,356 shares)(a)		$14.08
Asset Manager 40% :
Net Asset Value, offering price and redemption price per share ($1,611,488,369 ÷ 113,751,929 shares)		$14.17
Class I :
Net Asset Value, offering price and redemption price per share ($34,662,977 ÷ 2,445,486 shares)		$14.17
Class Z :
Net Asset Value, offering price and redemption price per share ($651,891,663 ÷ 46,019,863 shares)		$14.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends (including $984,911 earned from affiliated issuers)		$1,946,399
Interest		289,644
Income from Fidelity Central Funds (including $5,708 from security lending)		70,525,049
Total income		72,761,092
Expenses
Management fee	$10,975,019
Distribution and service plan fees	444,201
Custodian fees and expenses	24,883
Independent trustees' fees and expenses	5,635
Registration fees	123,129
Audit fees	37,564
Legal	2,138
Miscellaneous	8,325
Total expenses before reductions	11,620,894
Expense reductions	(524,869)
Total expenses after reductions		11,096,025
Net Investment income (loss)		61,665,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,674,394)
Fidelity Central Funds	58,683,565
Other affiliated issuers	(906,717)
Futures contracts	(14,545,867)
Capital gain distributions from Fidelity Central Funds	46,885,030
Total net realized gain (loss)		88,441,617
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,109
Fidelity Central Funds	21,640,040
Other affiliated issuers	17,665,733
Futures contracts	2,384,687
Total change in net unrealized appreciation (depreciation)		41,706,569
Net gain (loss)		130,148,186
Net increase (decrease) in net assets resulting from operations		$191,813,253
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,665,067	$59,239,637
Net realized gain (loss)	88,441,617	31,542,108
Change in net unrealized appreciation (depreciation)	41,706,569	276,690,159
Net increase (decrease) in net assets resulting from operations	191,813,253	367,471,904
Distributions to shareholders	(63,085,972)	(58,461,266)

Share transactions - net increase (decrease)	(29,852,609)	(88,297,290)
Total increase (decrease) in net assets	98,874,672	220,713,348

Net Assets
Beginning of period	2,315,956,692	2,095,243,344
End of period	$2,414,831,364	$2,315,956,692

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.46	$13.85	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.27	.22	.15
Net realized and unrealized gain (loss)	.78	1.76	.58	(2.32)	1.47
Total from investment operations	1.11	2.06	.85	(2.10)	1.62
Distributions from net investment income	(.32)	(.30)	(.30)	(.18)	(.12)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.34) C	(.30)	(.67)	(.29)	(.26) C
Net asset value, end of period	$14.17	$13.40	$11.64	$11.46	$13.85
Total Return D,E	8.48%	17.89%	7.60%	(15.47)%	13.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77%	.80%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.75%	.79%	.82%	.82%	.82%
Expenses net of all reductions, if any	.75%	.79%	.82%	.82%	.82%
Net investment income (loss)	2.45%	2.40%	2.24%	1.72%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$86,099	$80,835	$69,848	$69,848	$74,272
Portfolio turnover rate H	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$11.62	$11.45	$13.83	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.29	.27	.24	.19	.11
Net realized and unrealized gain (loss)	.77	1.76	.58	(2.31)	1.47
Total from investment operations	1.06	2.03	.82	(2.12)	1.58
Distributions from net investment income	(.29)	(.27)	(.28)	(.15)	(.09)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.30)	(.27)	(.65)	(.26)	(.22)
Net asset value, end of period	$14.14	$13.38	$11.62	$11.45	$13.83
Total Return C,D	8.13%	17.65%	7.28%	(15.63)%	12.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.02%	1.04%	1.07%	1.06%	1.06%
Expenses net of fee waivers, if any	1.00%	1.04%	1.06%	1.06%	1.06%
Expenses net of all reductions, if any	1.00%	1.04%	1.06%	1.06%	1.06%
Net investment income (loss)	2.20%	2.16%	2.01%	1.48%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$14,552	$15,370	$13,020	$12,231	$14,809
Portfolio turnover rate G	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.31	$11.56	$11.39	$13.77	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.17	.12	.04
Net realized and unrealized gain (loss)	.78	1.74	.58	(2.30)	1.47
Total from investment operations	1.00	1.95	.75	(2.18)	1.51
Distributions from net investment income	(.22)	(.20)	(.21)	(.09)	(.03)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.23)	(.20)	(.58)	(.20)	(.16)
Net asset value, end of period	$14.08	$13.31	$11.56	$11.39	$13.77
Total Return C,D	7.68%	17.03%	6.70%	(16.07)%	12.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.52%	1.55%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.50%	1.54%	1.59%	1.59%	1.59%
Expenses net of all reductions, if any	1.50%	1.54%	1.59%	1.59%	1.59%
Net investment income (loss)	1.69%	1.65%	1.48%	.95%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$16,137	$18,398	$17,576	$19,517	$26,841
Portfolio turnover rate G	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 40%

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.46	$13.85	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.36	.34	.30	.26	.19
Net realized and unrealized gain (loss)	.78	1.75	.59	(2.32)	1.46
Total from investment operations	1.14	2.09	.89	(2.06)	1.65
Distributions from net investment income	(.36)	(.33)	(.34)	(.22)	(.16)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.37)	(.33)	(.71)	(.33)	(.29)
Net asset value, end of period	$14.17	$13.40	$11.64	$11.46	$13.85
Total Return C	8.77%	18.24%	7.95%	(15.21)%	13.38%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.51%	.53%	.52%	.52%
Expenses net of fee waivers, if any	.48%	.51%	.52%	.52%	.51%
Expenses net of all reductions, if any	.48%	.51%	.52%	.52%	.51%
Net investment income (loss)	2.72%	2.69%	2.55%	2.02%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,611,488	$1,544,767	$1,427,453	$1,515,043	$1,829,755
Portfolio turnover rate F	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.47	$13.86	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.36	.33	.30	.26	.18
Net realized and unrealized gain (loss)	.78	1.76	.58	(2.32)	1.48
Total from investment operations	1.14	2.09	.88	(2.06)	1.66
Distributions from net investment income	(.35)	(.33)	(.33)	(.21)	(.16)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.37) C	(.33)	(.71) C	(.33) C	(.29)
Net asset value, end of period	$14.17	$13.40	$11.64	$11.47	$13.86
Total Return D	8.72%	18.21%	7.79%	(15.24)%	13.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.53%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.50%	.53%	.57%	.57%	.56%
Expenses net of all reductions, if any	.50%	.53%	.57%	.57%	.56%
Net investment income (loss)	2.70%	2.66%	2.50%	1.97%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$34,663	$32,753	$36,451	$34,286	$42,310
Portfolio turnover rate G	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.47	$13.86	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.37	.34	.31	.27	.19
Net realized and unrealized gain (loss)	.78	1.76	.58	(2.32)	1.48
Total from investment operations	1.15	2.10	.89	(2.05)	1.67
Distributions from net investment income	(.36)	(.34)	(.34)	(.23)	(.17)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)
Total distributions	(.38) C	(.34)	(.72) C	(.34)	(.30)
Net asset value, end of period	$14.17	$13.40	$11.64	$11.47	$13.86
Total Return D	8.81%	18.29%	7.89%	(15.16)%	13.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.44%	.47%	.49%	.49%	.49%
Expenses net of all reductions, if any	.44%	.47%	.49%	.49%	.49%
Net investment income (loss)	2.75%	2.72%	2.58%	2.05%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$651,892	$623,834	$530,895	$500,747	$556,238
Portfolio turnover rate G	27%	13%	21%	16%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 50%
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 37.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	1,304,864	123,583,699
Fidelity Floating Rate Central Fund (b)	744,018	71,529,869
Fidelity High Income Central Fund (b)	1,544,079	170,605,282
Fidelity Inflation-Protected Bond Index Central Fund (b)	2,083,496	192,160,816
Fidelity International Credit Central Fund (b)	282,340	23,665,736
Fidelity Investment Grade Bond Central Fund (b)	31,476,274	3,138,499,244
TOTAL BOND FUNDS (Cost $3,725,772,315)		3,720,044,646

Domestic Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	3,826,386	205,323,873
Fidelity Commodity Strategy Central Fund (b)	802,813	75,119,207
Fidelity Enhanced Large Cap Value ETF (c)	1,477,066	49,526,023
Fidelity Enhanced Mid Cap ETF (c)	2,271,188	82,103,446
Fidelity Enhanced Small Cap ETF (c)	6,759,989	247,145,198
Fidelity Fundamental Small-Mid Cap ETF (c)	3,383,270	98,825,316
Fidelity Hedged Equity ETF (c)	3,484,348	106,899,797
Fidelity Managed Futures ETF (c)	476,493	24,946,790
Fidelity Real Estate Equity Central Fund (b)	147,175	20,068,721
Fidelity U.S. Equity Central Fund (b)	17,085,008	2,660,135,672
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,210,834,847)		3,570,094,043

International Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	2,622,330	721,927,397
Fidelity International Equity Central Fund (b)	12,393,215	1,551,382,678
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,380,920,762)		2,273,310,075

U.S. Treasury Obligations - 0.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (e)	4.28	4,260,000	4,252,804
US Treasury Bills 0% 10/2/2025	4.29	3,290,000	3,289,633
US Treasury Bills 0% 10/23/2025 (e)	4.29	8,910,000	8,888,070
US Treasury Bills 0% 10/30/2025 (e)	4.28	860,000	857,191
US Treasury Bills 0% 10/9/2025 (e)	4.30	9,590,000	9,581,344
US Treasury Bills 0% 11/20/2025 (e)	4.15 to 4.17	680,000	676,251
US Treasury Bills 0% 11/6/2025 (e)	4.18	1,120,000	1,115,495
US Treasury Bills 0% 12/4/2025 (e)	3.98	180,000	178,753
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,837,177)			28,839,541

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $381,828,335)	4.21	381,751,985	381,828,335

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,728,193,436)	9,974,116,640
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,147,825)
NET ASSETS - 100.0%	9,969,968,815

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	818	12/19/2025	92,012,219	494,207	494,207

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	960	12/19/2025	323,460,000	(4,466,351)	(4,466,351)
ICE MSCI EAFE Index Contracts (United States)	520	12/19/2025	72,417,800	207,014	207,014
ICE MSCI Emerging Markets Index Contracts (United States)	359	12/19/2025	24,406,615	(254,342)	(254,342)

TOTAL SOLD					(4,513,679)

TOTAL FUTURES CONTRACTS					(4,019,472)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 4.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Affiliated fund.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,756,528.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	209,872,996	1,043,960,635	872,005,030	15,413,258	(266)	-	381,828,335	381,751,985	0.7%
Fidelity Commodity Strategy Central Fund	40,404,008	48,316,518	14,412,307	4,177,704	(2,391,190)	3,202,178	75,119,207	802,813	20.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	76,533,329	44,535,617	-	4,166,068	-	2,514,753	123,583,699	1,304,864	25.9%
Fidelity Emerging Markets Equity Central Fund	636,666,391	36,164,205	67,675,590	13,451,747	1,695,826	115,076,565	721,927,397	2,622,330	24.0%
Fidelity Floating Rate Central Fund	72,653,699	7,522,013	7,367,006	6,179,305	(49,046)	(1,229,791)	71,529,869	744,018	3.6%
Fidelity High Income Central Fund	72,648,617	135,263,756	45,255,329	8,681,676	798,427	7,149,811	170,605,282	1,544,079	9.8%
Fidelity Inflation-Protected Bond Index Central Fund	95,112,834	160,361,547	67,789,938	6,009,163	(2,316,228)	6,792,601	192,160,816	2,083,496	25.7%
Fidelity International Credit Central Fund	24,404,997	1,653,638	2,455,832	1,205,905	(397,126)	460,059	23,665,736	282,340	24.5%
Fidelity International Equity Central Fund	1,500,162,034	67,125,381	182,834,918	41,420,458	21,921,291	145,008,890	1,551,382,678	12,393,215	24.1%
Fidelity Investment Grade Bond Central Fund	3,316,583,464	627,258,753	764,671,013	136,200,458	(28,053,780)	(12,618,180)	3,138,499,244	31,476,274	7.5%
Fidelity Real Estate Equity Central Fund	42,744,061	8,254,967	27,974,883	957,516	2,008,462	(4,963,886)	20,068,721	147,175	2.3%
Fidelity Securities Lending Cash Central Fund	-	399,603,914	399,603,914	10,819	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	3,385,123,491	323,068,959	1,212,686,575	270,256,284	581,417,933	(416,788,136)	2,660,135,672	17,085,008	14.2%
Total	9,472,909,921	2,903,089,903	3,664,732,335	508,130,361	574,634,303	(155,395,136)	9,130,506,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	204,873,439	30,523,141	19,132	1,875,092	29,098,483	205,323,873	3,826,386
Fidelity Enhanced Large Cap Value ETF	-	51,854,869	6,893,997	637,187	113,623	4,451,528	49,526,023	1,477,066
Fidelity Enhanced Mid Cap ETF	39,083,019	124,531,206	85,034,306	948,796	(4,165,846)	7,689,373	82,103,446	2,271,188
Fidelity Enhanced Small Cap ETF	51,182,060	266,114,282	90,205,856	1,848,256	(8,463,737)	28,518,449	247,145,198	6,759,989
Fidelity Fundamental Small-Mid Cap ETF	-	98,521,768	6,075,165	464,295	(286,869)	6,665,582	98,825,316	3,383,270
Fidelity Hedged Equity ETF	124,608,380	44,153,766	79,193,300	833,193	7,679,948	9,651,003	106,899,797	3,484,348
Fidelity Managed Futures ETF	-	24,071,093	-	-	-	875,697	24,946,790	476,493
	214,873,459	814,120,423	297,925,765	4,750,859	(3,247,789)	86,950,115	814,770,443

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,720,044,646	3,720,044,646	-	-

Domestic Equity Funds	3,570,094,043	3,570,094,043	-	-

International Equity Funds	2,273,310,075	2,273,310,075	-	-

U.S. Treasury Obligations	28,839,541	-	28,839,541	-

Money Market Funds	381,828,335	381,828,335	-	-
Total Investments in Securities:	9,974,116,640	9,945,277,099	28,839,541	-
Derivative Instruments:

Assets
Futures Contracts	701,221	701,221	-	-
Total Assets	701,221	701,221	-	-

Liabilities
Futures Contracts	(4,720,693)	(4,720,693)	-	-
Total Liabilities	(4,720,693)	(4,720,693)	-	-
Total Derivative Instruments:	(4,019,472)	(4,019,472)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	207,014	(4,720,693)
Total Equity Risk	207,014	(4,720,693)
Interest Rate Risk
Futures Contracts (a)	494,207	-
Total Interest Rate Risk	494,207	-
Total Value of Derivatives	701,221	(4,720,693)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 50%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,837,177)	$28,839,541
Fidelity Central Funds (cost $5,985,945,200)	9,130,506,656
Other affiliated issuers (cost $713,411,059)	814,770,443

Total Investment in Securities (cost $6,728,193,436)		$9,974,116,640
Receivable for investments sold		206
Receivable for fund shares sold		3,641,735
Distributions receivable from Fidelity Central Funds		1,371,768
Prepaid expenses		10,447
Other receivables		10,792
Total assets		9,979,151,588
Liabilities
Payable for investments purchased	$233,193
Payable for fund shares redeemed	3,391,216
Accrued management fee	3,846,707
Distribution and service plan fees payable	69,633
Payable for daily variation margin on futures contracts	1,594,743
Other payables and accrued expenses	47,281
Total liabilities		9,182,773
Net Assets		$9,969,968,815
Net Assets consist of:
Paid in capital		$6,828,358,832
Total accumulated earnings (loss)		3,141,609,983
Net Assets		$9,969,968,815

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($133,335,213 ÷ 5,906,331 shares)(a)		$22.57
Maximum offering price per share (100/94.25 of $22.57)		$23.95
Class M :
Net Asset Value and redemption price per share ($53,551,683 ÷ 2,375,819 shares)(a)		$22.54
Maximum offering price per share (100/96.50 of $22.54)		$23.36
Class C :
Net Asset Value and offering price per share ($24,132,093 ÷ 1,082,035 shares)(a)		$22.30
Asset Manager 50% :
Net Asset Value, offering price and redemption price per share ($7,319,771,259 ÷ 322,403,979 shares)		$22.70
Class I :
Net Asset Value, offering price and redemption price per share ($65,350,524 ÷ 2,885,579 shares)		$22.65
Class Z :
Net Asset Value, offering price and redemption price per share ($2,373,828,043 ÷ 104,911,808 shares)		$22.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends (including $4,750,859 earned from affiliated issuers)		$9,081,121
Interest		1,187,462
Income from Fidelity Central Funds (including $10,819 from security lending)		269,685,318
Total income		279,953,901
Expenses
Management fee	$48,534,227
Distribution and service plan fees	824,534
Custodian fees and expenses	30,880
Independent trustees' fees and expenses	23,704
Registration fees	141,560
Audit fees	41,965
Legal	8,236
Miscellaneous	35,140
Total expenses before reductions	49,640,246
Expense reductions	(2,526,081)
Total expenses after reductions		47,114,165
Net Investment income (loss)		232,839,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,582,395)
Fidelity Central Funds	574,634,303
Other affiliated issuers	(3,247,789)
Futures contracts	(58,410,439)
Capital gain distributions from Fidelity Central Funds	238,445,043
Total net realized gain (loss)		739,838,723
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,106,759
Fidelity Central Funds	(155,395,136)
Other affiliated issuers	86,950,115
Futures contracts	10,241,305
Total change in net unrealized appreciation (depreciation)		(56,096,957)
Net gain (loss)		683,741,766
Net increase (decrease) in net assets resulting from operations		$916,581,502
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,839,736	$223,428,532
Net realized gain (loss)	739,838,723	188,329,577
Change in net unrealized appreciation (depreciation)	(56,096,957)	1,331,672,746
Net increase (decrease) in net assets resulting from operations	916,581,502	1,743,430,855
Distributions to shareholders	(366,147,157)	(219,731,373)

Share transactions - net increase (decrease)	(389,752,755)	(752,665,982)
Total increase (decrease) in net assets	160,681,590	771,033,500

Net Assets
Beginning of period	9,809,287,225	9,038,253,725
End of period	$9,969,968,815	$9,809,287,225

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.32	$18.14	$17.75	$21.98	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.45	.41	.37	.33	.20
Net realized and unrealized gain (loss)	1.55	3.17	1.24	(3.97)	2.86
Total from investment operations	2.00	3.58	1.61	(3.64)	3.06
Distributions from net investment income	(.45)	(.40)	(.44)	(.28)	(.17)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(.75)	(.40)	(1.22)	(.59)	(.41)
Net asset value, end of period	$22.57	$21.32	$18.14	$17.75	$21.98
Total Return C,D	9.74%	19.97%	9.29%	(17.02)%	15.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.82%	.86%	.91%	.91%	.91%
Expenses net of fee waivers, if any	.79%	.85%	.91%	.90%	.91%
Expenses net of all reductions, if any	.79%	.85%	.91%	.90%	.91%
Net investment income (loss)	2.14%	2.06%	2.00%	1.63%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$133,335	$131,499	$116,526	$110,693	$134,052
Portfolio turnover rate G	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.29	$18.12	$17.73	$21.95	$19.31
Income from Investment Operations
Net investment income (loss) A,B	.40	.36	.32	.28	.15
Net realized and unrealized gain (loss)	1.55	3.16	1.24	(3.95)	2.85
Total from investment operations	1.95	3.52	1.56	(3.67)	3.00
Distributions from net investment income	(.40)	(.35)	(.39)	(.24)	(.12)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(.70)	(.35)	(1.17)	(.55)	(.36)
Net asset value, end of period	$22.54	$21.29	$18.12	$17.73	$21.95
Total Return C,D	9.49%	19.64%	9.03%	(17.18)%	15.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.07%	1.10%	1.15%	1.15%	1.15%
Expenses net of fee waivers, if any	1.04%	1.10%	1.15%	1.15%	1.15%
Expenses net of all reductions, if any	1.04%	1.10%	1.15%	1.15%	1.15%
Net investment income (loss)	1.89%	1.82%	1.76%	1.39%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$53,552	$52,923	$48,134	$47,759	$57,507
Portfolio turnover rate G	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.07	$17.93	$17.55	$21.76	$19.16
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.23	.18	.04
Net realized and unrealized gain (loss)	1.53	3.13	1.23	(3.93)	2.84
Total from investment operations	1.82	3.39	1.46	(3.75)	2.88
Distributions from net investment income	(.29)	(.25)	(.29)	(.15)	(.04)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(.59)	(.25)	(1.08) C	(.46)	(.28)
Net asset value, end of period	$22.30	$21.07	$17.93	$17.55	$21.76
Total Return D,E	8.92%	19.05%	8.47%	(17.64)%	15.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.57%	1.60%	1.66%	1.66%	1.67%
Expenses net of fee waivers, if any	1.54%	1.59%	1.66%	1.66%	1.67%
Expenses net of all reductions, if any	1.54%	1.59%	1.66%	1.66%	1.67%
Net investment income (loss)	1.39%	1.32%	1.24%	.87%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$24,132	$26,736	$29,986	$31,796	$51,226
Portfolio turnover rate H	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 50%

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.44	$18.23	$17.84	$22.09	$19.42
Income from Investment Operations
Net investment income (loss) A,B	.51	.47	.43	.40	.27
Net realized and unrealized gain (loss)	1.56	3.20	1.24	(3.99)	2.87
Total from investment operations	2.07	3.67	1.67	(3.59)	3.14
Distributions from net investment income	(.51)	(.46)	(.49)	(.35)	(.23)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(.81)	(.46)	(1.28) C	(.66)	(.47)
Net asset value, end of period	$22.70	$21.44	$18.23	$17.84	$22.09
Total Return D	10.04%	20.37%	9.59%	(16.79)%	16.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.57%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.50%	.56%	.61%	.60%	.60%
Expenses net of all reductions, if any	.50%	.56%	.61%	.60%	.60%
Net investment income (loss)	2.43%	2.36%	2.29%	1.93%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$7,319,771	$7,407,487	$6,958,278	$7,094,870	$9,274,634
Portfolio turnover rate G	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.39	$18.20	$17.80	$22.04	$19.38
Income from Investment Operations
Net investment income (loss) A,B	.50	.46	.42	.39	.26
Net realized and unrealized gain (loss)	1.56	3.18	1.25	(3.98)	2.87
Total from investment operations	2.06	3.64	1.67	(3.59)	3.13
Distributions from net investment income	(.50)	(.45)	(.49)	(.34)	(.23)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(.80)	(.45)	(1.27)	(.65)	(.47)
Net asset value, end of period	$22.65	$21.39	$18.20	$17.80	$22.04
Total Return C	10.04%	20.26%	9.63%	(16.80)%	16.30%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.57%	.60%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.54%	.59%	.63%	.64%	.64%
Expenses net of all reductions, if any	.54%	.59%	.63%	.64%	.64%
Net investment income (loss)	2.39%	2.32%	2.27%	1.90%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$65,351	$57,058	$50,986	$60,352	$81,320
Portfolio turnover rate F	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.37	$18.18	$17.79	$22.03	$19.37
Income from Investment Operations
Net investment income (loss) A,B	.53	.48	.44	.41	.28
Net realized and unrealized gain (loss)	1.55	3.18	1.24	(3.98)	2.87
Total from investment operations	2.08	3.66	1.68	(3.57)	3.15
Distributions from net investment income	(.52)	(.47)	(.51)	(.36)	(.25)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)
Total distributions	(.82)	(.47)	(1.29)	(.67)	(.49)
Net asset value, end of period	$22.63	$21.37	$18.18	$17.79	$22.03
Total Return C	10.18%	20.41%	9.71%	(16.71)%	16.43%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.49%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.42%	.48%	.53%	.53%	.54%
Expenses net of all reductions, if any	.42%	.48%	.53%	.53%	.54%
Net investment income (loss)	2.50%	2.43%	2.37%	2.00%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,373,828	$2,133,585	$1,834,344	$1,665,184	$1,955,130
Portfolio turnover rate F	25%	12%	20%	20%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 60%
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 32.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	601,673	56,984,439
Fidelity Floating Rate Central Fund (b)	333,779	32,089,494
Fidelity High Income Central Fund (b)	721,161	79,681,093
Fidelity Inflation-Protected Bond Index Central Fund (b)	973,158	89,754,365
Fidelity International Credit Central Fund (b)	130,388	10,929,085
Fidelity Investment Grade Bond Central Fund (b)	12,452,846	1,241,673,245
TOTAL BOND FUNDS (Cost $1,544,127,677)		1,511,111,721

Domestic Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	1,956,723	104,997,756
Fidelity Commodity Strategy Central Fund (b)	374,856	35,075,284
Fidelity Enhanced Large Cap Value ETF (c)	773,240	25,926,737
Fidelity Enhanced Mid Cap ETF (c)	1,152,140	41,649,861
Fidelity Enhanced Small Cap ETF (c)	3,484,306	127,386,228
Fidelity Fundamental Small-Mid Cap ETF (c)	1,716,542	50,140,192
Fidelity Hedged Equity ETF (c)	1,571,958	48,227,672
Fidelity Managed Futures ETF (c)	219,563	11,495,221
Fidelity Real Estate Equity Central Fund (b)	69,165	9,431,328
Fidelity U.S. Equity Central Fund (b)	8,837,290	1,375,966,098
TOTAL DOMESTIC EQUITY FUNDS (Cost $858,098,270)		1,830,296,377

International Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	1,443,393	397,366,032
Fidelity International Equity Central Fund (b)	6,847,715	857,197,009
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $836,520,334)		1,254,563,041

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (e)	4.28	860,000	858,547
US Treasury Bills 0% 10/23/2025 (e)	4.29	270,000	269,335
US Treasury Bills 0% 10/30/2025 (e)	4.23 to 4.28	1,800,000	1,794,121
US Treasury Bills 0% 10/9/2025	4.30	2,130,000	2,128,079
US Treasury Bills 0% 11/20/2025 (e)	4.17	330,000	328,180
US Treasury Bills 0% 11/6/2025 (e)	4.18	690,000	687,224
US Treasury Bills 0% 12/4/2025 (e)	3.98	110,000	109,238
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,174,133)			6,174,724

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $84,418,034)	4.21	84,401,154	84,418,034

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,329,338,448)	4,686,563,897
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,152,966)
NET ASSETS - 100.0%	4,684,410,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	378	12/19/2025	42,519,094	228,374	228,374

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	79	12/19/2025	26,618,063	(367,544)	(367,544)
ICE MSCI EAFE Index Contracts (United States)	232	12/19/2025	32,309,480	92,253	92,253
ICE MSCI Emerging Markets Index Contracts (United States)	190	12/19/2025	12,917,150	(134,610)	(134,610)

TOTAL SOLD					(409,901)

TOTAL FUTURES CONTRACTS					(181,527)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Affiliated fund.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,662,295.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,085,964	395,392,349	343,060,215	3,371,610	(64)	-	84,418,034	84,401,154	0.2%
Fidelity Commodity Strategy Central Fund	17,729,074	23,381,042	6,425,092	1,919,104	(506,737)	896,997	35,075,284	374,856	9.6%
Fidelity Emerging Markets Debt Local Currency Central Fund	32,924,248	22,872,378	-	1,792,221	-	1,187,813	56,984,439	601,673	12.0%
Fidelity Emerging Markets Equity Central Fund	332,881,928	35,352,454	35,050,589	7,263,463	(361,131)	64,543,370	397,366,032	1,443,393	13.2%
Fidelity Floating Rate Central Fund	31,130,109	4,610,279	3,085,657	2,710,841	(14,609)	(550,628)	32,089,494	333,779	1.6%
Fidelity High Income Central Fund	31,848,133	64,579,698	20,381,927	3,946,147	314,766	3,320,423	79,681,093	721,161	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	62,803,620	54,696,530	29,429,242	2,878,111	(1,544,763)	3,228,220	89,754,365	973,158	12.0%
Fidelity International Credit Central Fund	10,745,823	1,174,388	1,028,766	541,028	(106,345)	143,985	10,929,085	130,388	11.3%
Fidelity International Equity Central Fund	749,236,142	104,897,200	91,117,573	22,176,641	1,557,912	92,623,328	857,197,009	6,847,715	13.3%
Fidelity Investment Grade Bond Central Fund	1,230,509,746	303,975,684	278,812,099	52,309,870	(21,068,355)	7,068,269	1,241,673,245	12,452,846	3.0%
Fidelity Real Estate Equity Central Fund	15,653,903	7,621,811	12,625,001	436,012	371,240	(1,590,625)	9,431,328	69,165	1.1%
Fidelity Securities Lending Cash Central Fund	-	342,339,221	342,339,221	11,910	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	1,653,918,659	225,390,269	589,484,684	134,045,652	170,799,712	(84,657,858)	1,375,966,098	8,837,290	7.4%
Total	4,201,467,349	1,586,283,303	1,752,840,066	233,402,610	149,441,626	86,213,294	4,270,565,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	102,234,681	12,944,960	9,784	806,978	14,901,057	104,997,756	1,956,723
Fidelity Enhanced Large Cap Value ETF	-	26,602,072	3,017,349	323,099	38,956	2,303,058	25,926,737	773,240
Fidelity Enhanced Mid Cap ETF	17,019,458	60,369,572	37,675,946	467,408	(1,930,693)	3,867,470	41,649,861	1,152,140
Fidelity Enhanced Small Cap ETF	22,034,566	132,105,827	37,557,224	912,421	(3,833,876)	14,636,935	127,386,228	3,484,306
Fidelity Fundamental Small-Mid Cap ETF	-	49,055,260	2,151,173	232,786	(139,998)	3,376,103	50,140,192	1,716,542
Fidelity Hedged Equity ETF	54,929,957	19,961,561	34,476,422	374,896	3,373,194	4,439,382	48,227,672	1,571,958
Fidelity Managed Futures ETF	-	11,091,708	-	-	-	403,513	11,495,221	219,563
	93,983,981	401,420,681	127,823,074	2,320,394	(1,685,439)	43,927,518	409,823,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,511,111,721	1,511,111,721	-	-

Domestic Equity Funds	1,830,296,377	1,830,296,377	-	-

International Equity Funds	1,254,563,041	1,254,563,041	-	-

U.S. Treasury Obligations	6,174,724	-	6,174,724	-

Money Market Funds	84,418,034	84,418,034	-	-
Total Investments in Securities:	4,686,563,897	4,680,389,173	6,174,724	-
Derivative Instruments:

Assets
Futures Contracts	320,627	320,627	-	-
Total Assets	320,627	320,627	-	-

Liabilities
Futures Contracts	(502,154)	(502,154)	-	-
Total Liabilities	(502,154)	(502,154)	-	-
Total Derivative Instruments:	(181,527)	(181,527)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	92,253	(502,154)
Total Equity Risk	92,253	(502,154)
Interest Rate Risk
Futures Contracts (a)	228,374	-
Total Interest Rate Risk	228,374	-
Total Value of Derivatives	320,627	(502,154)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 60%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,174,133)	$6,174,724
Fidelity Central Funds (cost $2,963,572,834)	4,270,565,506
Other affiliated issuers (cost $359,591,481)	409,823,667

Total Investment in Securities (cost $3,329,338,448)		$4,686,563,897
Foreign currency held at value (cost $385)		385
Receivable for investments sold		49,767
Receivable for fund shares sold		2,466,960
Dividends receivable		7,726
Distributions receivable from Fidelity Central Funds		301,496
Prepaid expenses		4,827
Other receivables		2,201
Total assets		4,689,397,259
Liabilities
Payable for investments purchased	$1,771,604
Payable for fund shares redeemed	704,728
Accrued management fee	2,121,261
Distribution and service plan fees payable	83,411
Payable for daily variation margin on futures contracts	277,470
Other payables and accrued expenses	27,854
Total liabilities		4,986,328
Net Assets		$4,684,410,931
Net Assets consist of:
Paid in capital		$3,214,381,830
Total accumulated earnings (loss)		1,470,029,101
Net Assets		$4,684,410,931

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($186,264,285 ÷ 10,664,457 shares)(a)		$17.47
Maximum offering price per share (100/94.25 of $17.47)		$18.54
Class M :
Net Asset Value and redemption price per share ($52,192,821 ÷ 3,008,991 shares)(a)		$17.35
Maximum offering price per share (100/96.50 of $17.35)		$17.98
Class C :
Net Asset Value and offering price per share ($27,960,941 ÷ 1,631,391 shares)(a)		$17.14
Asset Manager 60% :
Net Asset Value, offering price and redemption price per share ($2,354,874,614 ÷ 133,854,395 shares)		$17.59
Class I :
Net Asset Value, offering price and redemption price per share ($139,455,675 ÷ 7,929,928 shares)		$17.59
Class Z :
Net Asset Value, offering price and redemption price per share ($1,923,662,595 ÷ 109,424,083 shares)		$17.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends (including $2,320,394 earned from affiliated issuers)		$4,321,561
Interest		248,861
Income from Fidelity Central Funds (including $11,910 from security lending)		115,276,999
Total income		119,847,421
Expenses
Management fee	$25,852,792
Distribution and service plan fees	962,304
Custodian fees and expenses	20,160
Independent trustees' fees and expenses	10,719
Registration fees	125,552
Audit fees	37,694
Legal	9,328
Miscellaneous	15,620
Total expenses before reductions	27,034,169
Expense reductions	(1,231,338)
Total expenses after reductions		25,802,831
Net Investment income (loss)		94,044,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,161,654)
Fidelity Central Funds	149,441,626
Other affiliated issuers	(1,685,439)
Foreign currency transactions	(94)
Futures contracts	(14,712,125)
Capital gain distributions from Fidelity Central Funds	118,125,611
Total net realized gain (loss)		246,007,925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	972,135
Fidelity Central Funds	86,213,294
Other affiliated issuers	43,927,518
Assets and liabilities in foreign currencies	233
Futures contracts	3,083,680
Total change in net unrealized appreciation (depreciation)		134,196,860
Net gain (loss)		380,204,785
Net increase (decrease) in net assets resulting from operations		$474,249,375
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,044,590	$84,848,944
Net realized gain (loss)	246,007,925	90,875,031
Change in net unrealized appreciation (depreciation)	134,196,860	633,783,813
Net increase (decrease) in net assets resulting from operations	474,249,375	809,507,788
Distributions to shareholders	(137,720,646)	(76,628,870)

Share transactions - net increase (decrease)	5,353,758	(102,832,497)
Total increase (decrease) in net assets	341,882,487	630,046,421

Net Assets
Beginning of period	4,342,528,444	3,712,482,023
End of period	$4,684,410,931	$4,342,528,444

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.21	$13.51	$12.66	$15.88	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.24	.23	.13
Net realized and unrealized gain (loss)	1.42	2.67	1.14	(3.08)	2.42
Total from investment operations	1.72	2.94	1.38	(2.85)	2.55
Distributions from net investment income	(.28)	(.24)	(.25)	(.18)	(.12)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.46)	(.24)	(.53)	(.37)	(.24)
Net asset value, end of period	$17.47	$16.21	$13.51	$12.66	$15.88
Total Return C,D	10.99%	21.95%	11.09%	(18.47)%	18.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	.95%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.89%	.94%	.99%	.99%	.99%
Expenses net of all reductions, if any	.89%	.94%	.99%	.99%	.99%
Net investment income (loss)	1.86%	1.79%	1.79%	1.55%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$186,264	$176,093	$149,985	$138,958	$167,442
Portfolio turnover rate G	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.10	$13.42	$12.58	$15.78	$13.48
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.21	.19	.09
Net realized and unrealized gain (loss)	1.41	2.66	1.13	(3.07)	2.41
Total from investment operations	1.67	2.89	1.34	(2.88)	2.50
Distributions from net investment income	(.24)	(.21)	(.22)	(.13)	(.08)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.42)	(.21)	(.50)	(.32)	(.20)
Net asset value, end of period	$17.35	$16.10	$13.42	$12.58	$15.78
Total Return C,D	10.72%	21.67%	10.79%	(18.67)%	18.67%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.17%	1.19%	1.23%	1.23%	1.24%
Expenses net of fee waivers, if any	1.14%	1.18%	1.23%	1.23%	1.24%
Expenses net of all reductions, if any	1.14%	1.18%	1.23%	1.23%	1.24%
Net investment income (loss)	1.61%	1.55%	1.55%	1.31%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$52,193	$50,835	$45,642	$43,630	$54,174
Portfolio turnover rate G	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.90	$13.25	$12.39	$15.55	$13.29
Income from Investment Operations
Net investment income (loss) A,B	.18	.15	.14	.12	.01
Net realized and unrealized gain (loss)	1.39	2.62	1.12	(3.05)	2.38
Total from investment operations	1.57	2.77	1.26	(2.93)	2.39
Distributions from net investment income	(.15)	(.12)	(.12)	(.04)	- C
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.33)	(.12)	(.40)	(.23)	(.13) D
Net asset value, end of period	$17.14	$15.90	$13.25	$12.39	$15.55
Total Return E,F	10.13%	21.02%	10.30%	(19.15)%	18.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.67%	1.70%	1.76%	1.75%	1.77%
Expenses net of fee waivers, if any	1.64%	1.69%	1.76%	1.75%	1.77%
Expenses net of all reductions, if any	1.64%	1.69%	1.76%	1.75%	1.77%
Net investment income (loss)	1.11%	1.04%	1.03%	.79%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$27,961	$30,747	$30,786	$32,289	$55,262
Portfolio turnover rate I	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 60%

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$13.60	$12.75	$15.98	$13.65
Income from Investment Operations
Net investment income (loss) A,B	.35	.31	.29	.28	.18
Net realized and unrealized gain (loss)	1.43	2.69	1.14	(3.10)	2.43
Total from investment operations	1.78	3.00	1.43	(2.82)	2.61
Distributions from net investment income	(.33)	(.28)	(.29)	(.22)	(.16)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.51)	(.28)	(.58) C	(.41)	(.28)
Net asset value, end of period	$17.59	$16.32	$13.60	$12.75	$15.98
Total Return D	11.31%	22.31%	11.38%	(18.20)%	19.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.65%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.60%	.64%	.68%	.67%	.67%
Expenses net of all reductions, if any	.60%	.64%	.68%	.67%	.67%
Net investment income (loss)	2.16%	2.09%	2.10%	1.87%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,354,875	$2,282,371	$2,043,414	$1,935,217	$2,427,382
Portfolio turnover rate G	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.33	$13.61	$12.75	$15.99	$13.66
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.28	.27	.17
Net realized and unrealized gain (loss)	1.43	2.68	1.15	(3.10)	2.43
Total from investment operations	1.77	2.99	1.43	(2.83)	2.60
Distributions from net investment income	(.33)	(.27)	(.29)	(.22)	(.15)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.51)	(.27)	(.57)	(.41)	(.27)
Net asset value, end of period	$17.59	$16.33	$13.61	$12.75	$15.99
Total Return C	11.26%	22.23%	11.39%	(18.27)%	19.20%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.70%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.64%	.69%	.74%	.73%	.74%
Expenses net of all reductions, if any	.64%	.69%	.74%	.73%	.74%
Net investment income (loss)	2.11%	2.04%	2.04%	1.81%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$139,456	$114,376	$101,803	$95,499	$115,782
Portfolio turnover rate F	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$13.60	$12.74	$15.98	$13.65
Income from Investment Operations
Net investment income (loss) A,B	.36	.32	.30	.29	.19
Net realized and unrealized gain (loss)	1.43	2.69	1.15	(3.10)	2.43
Total from investment operations	1.79	3.01	1.45	(2.81)	2.62
Distributions from net investment income	(.35)	(.29)	(.31)	(.24)	(.17)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)
Total distributions	(.53)	(.29)	(.59)	(.43)	(.29)
Net asset value, end of period	$17.58	$16.32	$13.60	$12.74	$15.98
Total Return C	11.37%	22.40%	11.56%	(18.17)%	19.35%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.55%	.58%	.61%	.60%	.61%
Expenses net of fee waivers, if any	.52%	.57%	.60%	.60%	.61%
Expenses net of all reductions, if any	.52%	.57%	.60%	.60%	.61%
Net investment income (loss)	2.23%	2.16%	2.18%	1.94%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,923,663	$1,688,106	$1,340,852	$1,240,298	$1,412,486
Portfolio turnover rate F	29%	17%	21%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 70%
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 22.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	963,446	91,247,984
Fidelity Floating Rate Central Fund (b)	538,657	51,786,451
Fidelity High Income Central Fund (b)	1,153,958	127,500,789
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,557,186	143,619,270
Fidelity International Credit Central Fund (b)	206,647	17,321,139
Fidelity Investment Grade Bond Central Fund (b)	12,577,259	1,254,078,514
TOTAL BOND FUNDS (Cost $1,692,137,334)		1,685,554,147

Domestic Equity Funds - 44.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	3,623,763	194,451,123
Fidelity Commodity Strategy Central Fund (b)	599,799	56,123,177
Fidelity Enhanced Large Cap Value ETF (c)	1,438,070	48,218,487
Fidelity Enhanced Mid Cap ETF (c)	2,144,694	77,530,688
Fidelity Enhanced Small Cap ETF (c)	6,507,361	237,909,118
Fidelity Fundamental Small-Mid Cap ETF (c)	3,195,281	93,334,158
Fidelity Hedged Equity ETF (c)	2,473,724	75,893,852
Fidelity Managed Futures ETF (c)	351,492	18,402,364
Fidelity Real Estate Equity Central Fund (b)	109,944	14,991,917
Fidelity U.S. Equity Central Fund (b)	16,438,704	2,559,506,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,214,402,005)		3,376,361,080

International Equity Funds - 30.7%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	2,656,179	731,246,062
Fidelity International Equity Central Fund (b)	12,682,979	1,587,655,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,494,272,073)		2,318,901,411

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (e)	4.28	900,000	898,480
US Treasury Bills 0% 10/30/2025 (e)	4.23 to 4.28	2,630,000	2,621,411
US Treasury Bills 0% 10/9/2025	4.30	3,480,000	3,476,859
US Treasury Bills 0% 11/20/2025 (e)	4.17	650,000	646,416
US Treasury Bills 0% 11/6/2025 (e)	4.18	1,320,000	1,314,690
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,957,001)			8,957,856

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $156,562,839)	4.21	156,531,533	156,562,839

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,566,331,252)	7,546,337,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,323,174)
NET ASSETS - 100.0%	7,543,014,159

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	606	12/19/2025	68,165,531	366,124	366,124

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	77	12/19/2025	25,944,188	(358,239)	(358,239)
ICE MSCI EAFE Index Contracts (United States)	370	12/19/2025	51,528,050	147,366	147,366
ICE MSCI Emerging Markets Index Contracts (United States)	298	12/19/2025	20,259,530	(211,125)	(211,125)

TOTAL SOLD					(421,998)

TOTAL FUTURES CONTRACTS					(55,874)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Affiliated fund.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,817,120.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,374,420	659,902,262	556,713,747	5,112,048	(96)	-	156,562,839	156,531,533	0.3%
Fidelity Commodity Strategy Central Fund	27,185,642	38,016,342	9,646,381	3,033,101	(864,158)	1,431,732	56,123,177	599,799	15.3%
Fidelity Emerging Markets Debt Local Currency Central Fund	52,817,391	36,530,683	-	2,875,098	-	1,899,910	91,247,984	963,446	19.2%
Fidelity Emerging Markets Equity Central Fund	604,281,598	64,126,473	55,582,725	13,353,259	(796,894)	119,217,610	731,246,062	2,656,179	24.3%
Fidelity Floating Rate Central Fund	50,513,496	6,277,006	4,094,928	4,377,113	(20,785)	(888,338)	51,786,451	538,657	2.6%
Fidelity High Income Central Fund	50,457,587	102,363,266	31,089,110	6,263,313	1,330,643	4,438,403	127,500,789	1,153,958	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	100,173,488	84,568,309	43,791,895	4,586,714	(2,650,116)	5,319,484	143,619,270	1,557,186	19.2%
Fidelity International Credit Central Fund	17,137,551	1,492,397	1,365,033	859,043	(162,110)	218,334	17,321,139	206,647	17.9%
Fidelity International Equity Central Fund	1,384,495,532	179,045,176	150,711,886	41,282,130	1,742,561	173,083,966	1,587,655,349	12,682,979	24.7%
Fidelity Investment Grade Bond Central Fund	1,279,441,376	344,705,955	354,246,013	52,931,693	(7,555,446)	(8,267,358)	1,254,078,514	12,577,259	3.0%
Fidelity Real Estate Equity Central Fund	25,550,526	11,080,484	19,671,423	694,326	660,242	(2,627,912)	14,991,917	109,944	1.7%
Fidelity Securities Lending Cash Central Fund	14,064,700	879,213,395	893,278,095	18,266	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	3,077,135,297	361,990,623	1,039,808,546	249,370,397	393,763,319	(233,574,497)	2,559,506,196	16,438,704	13.7%
Total	6,736,628,604	2,769,312,371	3,159,999,782	384,756,501	385,447,160	60,251,334	6,791,639,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	189,945,622	24,734,564	18,119	1,608,380	27,631,685	194,451,123	3,623,763
Fidelity Enhanced Large Cap Value ETF	-	49,318,683	5,455,844	601,093	70,445	4,285,203	48,218,487	1,438,070
Fidelity Enhanced Mid Cap ETF	27,121,493	106,831,081	60,429,524	851,742	(3,112,370)	7,120,008	77,530,688	2,144,694
Fidelity Enhanced Small Cap ETF	35,061,870	239,556,427	57,930,534	1,669,632	(6,075,933)	27,297,288	237,909,118	6,507,361
Fidelity Fundamental Small-Mid Cap ETF	-	91,144,072	3,854,696	433,203	(238,036)	6,282,818	93,334,158	3,195,281
Fidelity Hedged Equity ETF	87,199,053	31,538,473	55,214,220	596,192	5,438,112	6,932,434	75,893,852	2,473,724
Fidelity Managed Futures ETF	-	17,756,392	-	-	-	645,972	18,402,364	351,492
	149,382,416	726,090,750	207,619,382	4,169,981	(2,309,402)	80,195,408	745,739,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,685,554,147	1,685,554,147	-	-

Domestic Equity Funds	3,376,361,080	3,376,361,080	-	-

International Equity Funds	2,318,901,411	2,318,901,411	-	-

U.S. Treasury Obligations	8,957,856	-	8,957,856	-

Money Market Funds	156,562,839	156,562,839	-	-
Total Investments in Securities:	7,546,337,333	7,537,379,477	8,957,856	-
Derivative Instruments:

Assets
Futures Contracts	513,490	513,490	-	-
Total Assets	513,490	513,490	-	-

Liabilities
Futures Contracts	(569,364)	(569,364)	-	-
Total Liabilities	(569,364)	(569,364)	-	-
Total Derivative Instruments:	(55,874)	(55,874)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	147,366	(569,364)
Total Equity Risk	147,366	(569,364)
Interest Rate Risk
Futures Contracts (a)	366,124	-
Total Interest Rate Risk	366,124	-
Total Value of Derivatives	513,490	(569,364)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 70%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,957,001)	$8,957,856
Fidelity Central Funds (cost $3,901,850,273)	6,791,639,687
Other affiliated issuers (cost $655,523,978)	745,739,790

Total Investment in Securities (cost $4,566,331,252)		$7,546,337,333
Receivable for investments sold		357
Receivable for fund shares sold		3,125,713
Distributions receivable from Fidelity Central Funds		553,793
Prepaid expenses		7,740
Other receivables		3,685
Total assets		7,550,028,621
Liabilities
Payable for investments purchased	$608,800
Payable for fund shares redeemed	2,503,471
Accrued management fee	3,373,967
Distribution and service plan fees payable	108,736
Payable for daily variation margin on futures contracts	379,660
Other payables and accrued expenses	39,828
Total liabilities		7,014,462
Net Assets		$7,543,014,159
Net Assets consist of:
Paid in capital		$4,501,861,324
Total accumulated earnings (loss)		3,041,152,835
Net Assets		$7,543,014,159

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($256,145,299 ÷ 8,201,285 shares)(a)		$31.23
Maximum offering price per share (100/94.25 of $31.23)		$33.14
Class M :
Net Asset Value and redemption price per share ($76,747,039 ÷ 2,459,772 shares)(a)		$31.20
Maximum offering price per share (100/96.50 of $31.20)		$32.33
Class C :
Net Asset Value and offering price per share ($29,317,954 ÷ 944,156 shares)(a)		$31.05
Asset Manager 70% :
Net Asset Value, offering price and redemption price per share ($4,561,356,843 ÷ 145,446,443 shares)		$31.36
Class I :
Net Asset Value, offering price and redemption price per share ($72,930,154 ÷ 2,327,090 shares)		$31.34
Class Z :
Net Asset Value, offering price and redemption price per share ($2,546,516,870 ÷ 81,346,179 shares)		$31.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends (including $4,169,981 earned from affiliated issuers)		$7,359,612
Interest		385,190
Income from Fidelity Central Funds (including $18,266 from security lending)		164,995,750
Total income		172,740,552
Expenses
Management fee	$41,208,900
Distribution and service plan fees	1,255,156
Custodian fees and expenses	30,144
Independent trustees' fees and expenses	17,106
Registration fees	137,306
Audit fees	41,794
Legal	5,962
Miscellaneous	24,964
Total expenses before reductions	42,721,332
Expense reductions	(2,202,394)
Total expenses after reductions		40,518,938
Net Investment income (loss)		132,221,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,421,070)
Fidelity Central Funds	385,447,160
Other affiliated issuers	(2,309,402)
Futures contracts	(24,966,558)
Capital gain distributions from Fidelity Central Funds	219,760,751
Total net realized gain (loss)		569,510,881
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,735,733
Fidelity Central Funds	60,251,334
Other affiliated issuers	80,195,408
Futures contracts	4,614,095
Total change in net unrealized appreciation (depreciation)		146,796,570
Net gain (loss)		716,307,451
Net increase (decrease) in net assets resulting from operations		$848,529,065
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,221,614	$119,678,101
Net realized gain (loss)	569,510,881	190,698,485
Change in net unrealized appreciation (depreciation)	146,796,570	1,089,791,695
Net increase (decrease) in net assets resulting from operations	848,529,065	1,400,168,281
Distributions to shareholders	(303,279,267)	(112,197,413)

Share transactions - net increase (decrease)	50,952,894	(352,820,573)
Total increase (decrease) in net assets	596,202,692	935,150,295

Net Assets
Beginning of period	6,946,811,467	6,011,661,172
End of period	$7,543,014,159	$6,946,811,467

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.97	$23.75	$22.33	$28.33	$23.67
Income from Investment Operations
Net investment income (loss) A,B	.46	.41	.39	.40	.21
Net realized and unrealized gain (loss)	2.97	5.18	2.47	(5.69)	4.95
Total from investment operations	3.43	5.59	2.86	(5.29)	5.16
Distributions from net investment income	(.43)	(.37)	(.42)	(.31)	(.18)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(1.17)	(.37)	(1.44)	(.71)	(.50)
Net asset value, end of period	$31.23	$28.97	$23.75	$22.33	$28.33
Total Return C,D	12.41%	23.74%	13.13%	(19.23)%	21.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.91%	.94%	.97%	.96%	.96%
Expenses net of fee waivers, if any	.88%	.93%	.96%	.96%	.96%
Expenses net of all reductions, if any	.88%	.93%	.96%	.96%	.96%
Net investment income (loss)	1.60%	1.54%	1.61%	1.50%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$256,145	$246,959	$204,082	$179,830	$219,595
Portfolio turnover rate G	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.94	$23.73	$22.30	$28.30	$23.65
Income from Investment Operations
Net investment income (loss) A,B	.39	.34	.33	.33	.14
Net realized and unrealized gain (loss)	2.97	5.18	2.47	(5.69)	4.96
Total from investment operations	3.36	5.52	2.80	(5.36)	5.10
Distributions from net investment income	(.36)	(.31)	(.35)	(.24)	(.13)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(1.10)	(.31)	(1.37)	(.64)	(.45)
Net asset value, end of period	$31.20	$28.94	$23.73	$22.30	$28.30
Total Return C,D	12.15%	23.42%	12.86%	(19.45)%	21.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.16%	1.18%	1.21%	1.21%	1.21%
Expenses net of fee waivers, if any	1.13%	1.17%	1.21%	1.20%	1.21%
Expenses net of all reductions, if any	1.13%	1.17%	1.21%	1.20%	1.21%
Net investment income (loss)	1.35%	1.29%	1.37%	1.25%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$76,747	$75,739	$66,988	$62,915	$80,784
Portfolio turnover rate G	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.79	$23.60	$22.18	$28.12	$23.50
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.20	.19	- C
Net realized and unrealized gain (loss)	2.97	5.15	2.46	(5.66)	4.94
Total from investment operations	3.21	5.36	2.66	(5.47)	4.94
Distributions from net investment income	(.21)	(.17)	(.22)	(.07)	-
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(.95)	(.17)	(1.24)	(.47)	(.32)
Net asset value, end of period	$31.05	$28.79	$23.60	$22.18	$28.12
Total Return D,E	11.59%	22.78%	12.25%	(19.84)%	21.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.66%	1.68%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.63%	1.67%	1.72%	1.72%	1.72%
Expenses net of all reductions, if any	1.63%	1.67%	1.72%	1.72%	1.72%
Net investment income (loss)	.85%	.80%	.85%	.74%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$29,318	$31,379	$31,474	$29,116	$44,170
Portfolio turnover rate I	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 70%

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.09	$23.85	$22.42	$28.43	$23.74
Income from Investment Operations
Net investment income (loss) A,B	.54	.49	.46	.48	.29
Net realized and unrealized gain (loss)	2.99	5.19	2.48	(5.70)	4.97
Total from investment operations	3.53	5.68	2.94	(5.22)	5.26
Distributions from net investment income	(.52)	(.44)	(.48)	(.39)	(.26)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(1.26)	(.44)	(1.51) C	(.79)	(.57) C
Net asset value, end of period	$31.36	$29.09	$23.85	$22.42	$28.43
Total Return D	12.75%	24.06%	13.46%	(18.98)%	22.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.65%	.67%	.67%	.66%
Expenses net of fee waivers, if any	.59%	.64%	.67%	.66%	.66%
Expenses net of all reductions, if any	.59%	.64%	.67%	.66%	.66%
Net investment income (loss)	1.90%	1.83%	1.90%	1.79%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,561,357	$4,273,012	$3,733,445	$3,518,486	$4,523,497
Portfolio turnover rate G	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.10	$23.86	$22.43	$28.46	$23.75
Income from Investment Operations
Net investment income (loss) A,B	.53	.48	.45	.47	.28
Net realized and unrealized gain (loss)	2.99	5.20	2.48	(5.71)	4.98
Total from investment operations	3.52	5.68	2.93	(5.24)	5.26
Distributions from net investment income	(.54)	(.44)	(.48)	(.39)	(.24)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(1.28)	(.44)	(1.50)	(.79)	(.55) C
Net asset value, end of period	$31.34	$29.10	$23.86	$22.43	$28.46
Total Return D	12.72%	24.03%	13.43%	(19.03)%	22.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.68%	.70%	.69%	.69%
Expenses net of fee waivers, if any	.63%	.67%	.69%	.69%	.69%
Expenses net of all reductions, if any	.63%	.67%	.69%	.69%	.69%
Net investment income (loss)	1.85%	1.79%	1.88%	1.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$72,930	$60,598	$46,254	$43,240	$54,440
Portfolio turnover rate G	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.05	$23.82	$22.39	$28.41	$23.72
Income from Investment Operations
Net investment income (loss) A,B	.56	.51	.48	.49	.32
Net realized and unrealized gain (loss)	2.98	5.19	2.48	(5.68)	4.96
Total from investment operations	3.54	5.70	2.96	(5.19)	5.28
Distributions from net investment income	(.55)	(.47)	(.50)	(.42)	(.27)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)
Total distributions	(1.29)	(.47)	(1.53) C	(.83) C	(.59)
Net asset value, end of period	$31.30	$29.05	$23.82	$22.39	$28.41
Total Return D	12.82%	24.16%	13.58%	(18.94)%	22.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.57%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.51%	.56%	.59%	.59%	.59%
Expenses net of all reductions, if any	.51%	.56%	.59%	.59%	.59%
Net investment income (loss)	1.97%	1.91%	1.98%	1.86%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,546,517	$2,259,123	$1,929,418	$1,698,474	$1,972,441
Portfolio turnover rate G	29%	14%	19%	23%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 85%
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 12.4%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	661,975	62,695,648
Fidelity Floating Rate Central Fund (b)	379,796	36,513,619
Fidelity High Income Central Fund (b)	814,963	90,045,211
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,099,825	101,436,842
Fidelity International Credit Central Fund (b)	143,835	12,056,215
Fidelity Investment Grade Bond Central Fund (b)	3,632,165	362,163,183
TOTAL BOND FUNDS (Cost $646,365,601)		664,910,718

Domestic Equity Funds - 51.2%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)(d)	2,895,067	155,349,295
Fidelity Commodity Strategy Central Fund (b)	423,282	39,606,481
Fidelity Enhanced Large Cap Value ETF (c)(d)	1,139,155	38,195,867
Fidelity Enhanced Mid Cap ETF (d)	1,708,302	61,755,117
Fidelity Enhanced Small Cap ETF (c)(d)	5,166,576	188,890,019
Fidelity Fundamental Small-Mid Cap ETF (d)	2,544,856	74,335,244
Fidelity Hedged Equity ETF (d)	1,700,394	52,168,088
Fidelity Managed Futures ETF (d)	241,002	12,617,660
Fidelity Real Estate Equity Central Fund (b)	77,691	10,593,936
Fidelity U.S. Equity Central Fund (b)	13,589,950	2,115,955,145
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,297,107,796)		2,749,466,852

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	2,206,099	607,339,096
Fidelity International Equity Central Fund (b)	10,531,171	1,318,291,966
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,349,025,752)		1,925,631,062

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025 (f)	4.29	3,270,000	3,269,635
US Treasury Bills 0% 10/30/2025 (f)	4.28	1,600,000	1,594,775
US Treasury Bills 0% 10/9/2025 (f)	4.30	1,330,000	1,328,800
US Treasury Bills 0% 11/13/2025 (f)	4.16	270,000	268,703
US Treasury Bills 0% 11/20/2025 (f)	4.16	1,540,000	1,531,509
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,992,755)			7,993,422

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.21	22,835,593	22,840,160
Fidelity Securities Lending Cash Central Fund (g)(h)	4.19	7,597,790	7,598,550
TOTAL MONEY MARKET FUNDS (Cost $30,438,710)			30,438,710

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,330,930,614)	5,378,440,764
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(9,606,971)
NET ASSETS - 100.0%	5,368,833,793

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	321	12/19/2025	108,156,938	1,491,202	1,491,202

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	418	12/19/2025	47,018,469	252,541	252,541

TOTAL PURCHASED					1,743,743

Sold

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	29	12/19/2025	4,038,685	11,288	11,288
ICE MSCI Emerging Markets Index Contracts (United States)	63	12/19/2025	4,283,055	(44,634)	(44,634)

TOTAL SOLD					(33,346)

TOTAL FUTURES CONTRACTS					1,710,397
The notional amount of futures purchased as a percentage of Net Assets is 2.9%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated fund.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,913,431.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,739,849	554,619,645	573,525,400	1,619,715	6,066	-	22,840,160	22,835,593	0.0%
Fidelity Commodity Strategy Central Fund	18,710,092	26,558,421	6,112,843	2,132,483	(387,812)	838,623	39,606,481	423,282	10.8%
Fidelity Emerging Markets Debt Local Currency Central Fund	33,044,499	28,307,553	-	1,798,767	-	1,343,596	62,695,648	661,975	13.2%
Fidelity Emerging Markets Equity Central Fund	455,976,074	95,574,698	42,420,390	10,734,128	(466,687)	98,675,401	607,339,096	2,206,099	20.2%
Fidelity Floating Rate Central Fund	-	38,877,018	1,653,785	2,432,909	(13,250)	(696,364)	36,513,619	379,796	1.8%
Fidelity High Income Central Fund	10,520,634	95,863,277	20,339,091	3,918,993	78,838	3,921,553	90,045,211	814,963	5.2%
Fidelity Inflation-Protected Bond Index Central Fund	62,911,014	63,310,227	26,779,531	3,009,474	(1,835,486)	3,830,618	101,436,842	1,099,825	13.6%
Fidelity International Credit Central Fund	10,755,714	1,951,884	710,773	559,633	(31,668)	91,058	12,056,215	143,835	12.5%
Fidelity International Equity Central Fund	1,068,267,506	233,797,764	129,383,789	32,962,506	1,782,416	143,828,069	1,318,291,966	10,531,171	20.5%
Fidelity Investment Grade Bond Central Fund	374,802,669	194,464,247	202,017,368	14,983,785	(6,513,868)	1,427,503	362,163,183	3,632,165	0.9%
Fidelity Real Estate Equity Central Fund	16,529,223	8,337,140	13,007,958	458,834	326,474	(1,590,943)	10,593,936	77,691	1.2%
Fidelity Securities Lending Cash Central Fund	43,201,600	1,090,372,325	1,125,975,375	173,834	-	-	7,598,550	7,597,790	0.0%
Fidelity U.S. Equity Central Fund	2,161,029,713	549,199,344	726,160,098	180,281,706	109,877,776	22,008,410	2,115,955,145	13,589,950	11.3%
Total	4,297,488,587	2,981,233,543	2,868,086,401	255,066,767	102,822,799	273,677,524	4,787,136,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	148,871,792	16,551,861	14,475	1,124,456	21,904,908	155,349,295	2,895,067
Fidelity Enhanced Large Cap Value ETF	-	38,367,140	3,506,392	464,231	26,279	3,308,840	38,195,867	1,139,155
Fidelity Enhanced Mid Cap ETF	16,993,987	79,282,387	37,891,173	644,901	(2,075,672)	5,445,588	61,755,117	1,708,302
Fidelity Enhanced Small Cap ETF	21,630,577	185,791,302	35,754,147	1,256,405	(3,885,524)	21,107,811	188,890,019	5,166,576
Fidelity Fundamental Small-Mid Cap ETF	-	71,256,423	1,686,585	334,722	(134,138)	4,899,544	74,335,244	2,544,856
Fidelity Hedged Equity ETF	54,785,359	22,740,986	33,589,671	394,061	3,365,418	4,865,996	52,168,088	1,700,394
Fidelity Managed Futures ETF	-	12,174,747	-	-	-	442,913	12,617,660	241,002
	93,409,923	558,484,777	128,979,829	3,108,795	(1,579,181)	61,975,600	583,311,290

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	664,910,718	664,910,718	-	-

Domestic Equity Funds	2,749,466,852	2,749,466,852	-	-

International Equity Funds	1,925,631,062	1,925,631,062	-	-

U.S. Treasury Obligations	7,993,422	-	7,993,422	-

Money Market Funds	30,438,710	30,438,710	-	-
Total Investments in Securities:	5,378,440,764	5,370,447,342	7,993,422	-
Derivative Instruments:

Assets
Futures Contracts	1,755,031	1,755,031	-	-
Total Assets	1,755,031	1,755,031	-	-

Liabilities
Futures Contracts	(44,634)	(44,634)	-	-
Total Liabilities	(44,634)	(44,634)	-	-
Total Derivative Instruments:	1,710,397	1,710,397	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,502,490	(44,634)
Total Equity Risk	1,502,490	(44,634)
Interest Rate Risk
Futures Contracts (a)	252,541	-
Total Interest Rate Risk	252,541	-
Total Value of Derivatives	1,755,031	(44,634)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 85%
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value (including securities loaned of $7,446,418) - See accompanying schedule:
Unaffiliated issuers (cost $7,992,755)	$7,993,422
Fidelity Central Funds (cost $2,807,875,408)	4,787,136,052
Other affiliated issuers (cost $515,062,451)	583,311,290

Total Investment in Securities (cost $3,330,930,614)		$5,378,440,764
Receivable for fund shares sold		5,791,862
Distributions receivable from Fidelity Central Funds		155,703
Receivable for daily variation margin on futures contracts		362,825
Prepaid expenses		5,331
Total assets		5,384,756,485
Liabilities
Payable for investments purchased	$3,699,651
Payable for fund shares redeemed	2,104,306
Accrued management fee	2,363,036
Distribution and service plan fees payable	121,377
Other payables and accrued expenses	35,772
Collateral on securities loaned	7,598,550
Total liabilities		15,922,692
Net Assets		$5,368,833,793
Net Assets consist of:
Paid in capital		$3,258,211,454
Total accumulated earnings (loss)		2,110,622,339
Net Assets		$5,368,833,793

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($294,454,245 ÷ 9,668,419 shares)(a)		$30.46
Maximum offering price per share (100/94.25 of $30.46)		$32.32
Class M :
Net Asset Value and redemption price per share ($56,948,926 ÷ 1,886,068 shares)(a)		$30.19
Maximum offering price per share (100/96.50 of $30.19)		$31.28
Class C :
Net Asset Value and offering price per share ($45,473,208 ÷ 1,527,999 shares)(a)		$29.76
Asset Manager 85% :
Net Asset Value, offering price and redemption price per share ($2,623,570,806 ÷ 84,892,495 shares)		$30.90
Class I :
Net Asset Value, offering price and redemption price per share ($84,343,794 ÷ 2,739,650 shares)		$30.79
Class Z :
Net Asset Value, offering price and redemption price per share ($2,264,042,814 ÷ 73,732,438 shares)		$30.71
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends (including $3,108,795 earned from affiliated issuers)		$5,221,863
Interest		464,398
Income from Fidelity Central Funds (including $173,834 from security lending)		96,913,109
Total income		102,599,370
Expenses
Management fee	$27,720,171
Distribution and service plan fees	1,355,658
Custodian fees and expenses	28,702
Independent trustees' fees and expenses	11,324
Registration fees	131,216
Audit fees	41,645
Legal	3,944
Miscellaneous	16,066
Total expenses before reductions	29,308,726
Expense reductions	(1,628,803)
Total expenses after reductions		27,679,923
Net Investment income (loss)		74,919,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,601,743)
Fidelity Central Funds	102,822,799
Other affiliated issuers	(1,579,181)
Futures contracts	7,442,289
Capital gain distributions from Fidelity Central Funds	158,153,658
Total net realized gain (loss)		261,237,822
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,415,351
Fidelity Central Funds	273,677,524
Other affiliated issuers	61,975,600
Futures contracts	806,444
Total change in net unrealized appreciation (depreciation)		337,874,919
Net gain (loss)		599,112,741
Net increase (decrease) in net assets resulting from operations		$674,032,188
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,919,447	$60,293,654
Net realized gain (loss)	261,237,822	137,583,756
Change in net unrealized appreciation (depreciation)	337,874,919	750,701,182
Net increase (decrease) in net assets resulting from operations	674,032,188	948,578,592
Distributions to shareholders	(153,536,321)	(51,390,318)

Share transactions - net increase (decrease)	453,532,448	37,911,600
Total increase (decrease) in net assets	974,028,315	935,099,874

Net Assets
Beginning of period	4,394,805,478	3,459,705,604
End of period	$5,368,833,793	$4,394,805,478

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.46	$21.89	$19.79	$25.79	$20.73
Income from Investment Operations
Net investment income (loss) A,B	.36	.30	.27	.30	.16
Net realized and unrealized gain (loss)	3.47	5.53	2.82	(5.52)	5.31
Total from investment operations	3.83	5.83	3.09	(5.22)	5.47
Distributions from net investment income	(.31)	(.26)	(.32)	(.24)	(.13)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(.83)	(.26)	(.99)	(.78)	(.41)
Net asset value, end of period	$30.46	$27.46	$21.89	$19.79	$25.79
Total Return C,D	14.46%	26.82%	15.95%	(21.00)%	26.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	.95%	.98%	.97%	.98%
Expenses net of fee waivers, if any	.88%	.94%	.97%	.97%	.98%
Expenses net of all reductions, if any	.88%	.94%	.97%	.97%	.98%
Net investment income (loss)	1.31%	1.23%	1.22%	1.24%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$294,454	$263,937	$202,554	$165,075	$191,715
Portfolio turnover rate G	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.23	$21.70	$19.62	$25.58	$20.57
Income from Investment Operations
Net investment income (loss) A,B	.29	.24	.21	.24	.09
Net realized and unrealized gain (loss)	3.43	5.49	2.80	(5.48)	5.28
Total from investment operations	3.72	5.73	3.01	(5.24)	5.37
Distributions from net investment income	(.24)	(.20)	(.26)	(.18)	(.08)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(.76)	(.20)	(.93)	(.72)	(.36)
Net asset value, end of period	$30.19	$27.23	$21.70	$19.62	$25.58
Total Return C,D	14.12%	26.56%	15.62%	(21.21)%	26.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.17%	1.19%	1.23%	1.22%	1.23%
Expenses net of fee waivers, if any	1.13%	1.18%	1.22%	1.22%	1.23%
Expenses net of all reductions, if any	1.13%	1.18%	1.22%	1.22%	1.23%
Net investment income (loss)	1.06%	.98%	.97%	1.00%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$56,949	$52,210	$46,123	$42,034	$54,864
Portfolio turnover rate G	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.84	$21.40	$19.36	$25.24	$20.31
Income from Investment Operations
Net investment income (loss) A,B	.15	.12	.10	.11	(.03)
Net realized and unrealized gain (loss)	3.40	5.41	2.76	(5.42)	5.21
Total from investment operations	3.55	5.53	2.86	(5.31)	5.18
Distributions from net investment income	(.11)	(.09)	(.15)	(.03)	-
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.25)
Total distributions	(.63)	(.09)	(.82)	(.57)	(.25)
Net asset value, end of period	$29.76	$26.84	$21.40	$19.36	$25.24
Total Return C,D	13.59%	25.90%	15.00%	(21.61)%	25.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.67%	1.69%	1.74%	1.74%	1.74%
Expenses net of fee waivers, if any	1.63%	1.68%	1.74%	1.73%	1.74%
Expenses net of all reductions, if any	1.63%	1.68%	1.74%	1.73%	1.74%
Net investment income (loss)	.56%	.48%	.46%	.48%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$45,473	$44,716	$39,038	$36,141	$49,896
Portfolio turnover rate G	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 85%

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.85	$22.18	$20.05	$26.10	$20.96
Income from Investment Operations
Net investment income (loss) A,B	.45	.38	.33	.37	.23
Net realized and unrealized gain (loss)	3.51	5.61	2.85	(5.58)	5.38
Total from investment operations	3.96	5.99	3.18	(5.21)	5.61
Distributions from net investment income	(.39)	(.32)	(.38)	(.30)	(.19)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(.91)	(.32)	(1.05)	(.84)	(.47)
Net asset value, end of period	$30.90	$27.85	$22.18	$20.05	$26.10
Total Return C	14.76%	27.23%	16.21%	(20.76)%	27.00%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.62%	.66%	.70%	.69%	.68%
Expenses net of fee waivers, if any	.59%	.65%	.69%	.68%	.68%
Expenses net of all reductions, if any	.59%	.65%	.69%	.68%	.68%
Net investment income (loss)	1.61%	1.51%	1.50%	1.53%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$2,623,571	$2,341,235	$1,892,890	$1,697,192	$2,185,948
Portfolio turnover rate F	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.76	$22.11	$19.99	$26.03	$20.91
Income from Investment Operations
Net investment income (loss) A,B	.43	.37	.33	.36	.22
Net realized and unrealized gain (loss)	3.51	5.60	2.84	(5.56)	5.36
Total from investment operations	3.94	5.97	3.17	(5.20)	5.58
Distributions from net investment income	(.38)	(.32)	(.38)	(.30)	(.18)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(.91) C	(.32)	(1.05)	(.84)	(.46)
Net asset value, end of period	$30.79	$27.76	$22.11	$19.99	$26.03
Total Return D	14.71%	27.20%	16.19%	(20.78)%	26.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.68%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.63%	.68%	.71%	.71%	.71%
Expenses net of all reductions, if any	.63%	.68%	.71%	.71%	.71%
Net investment income (loss)	1.56%	1.49%	1.48%	1.50%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$84,344	$64,912	$58,137	$51,528	$60,989
Portfolio turnover rate G	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.70	$22.06	$19.95	$25.99	$20.87
Income from Investment Operations
Net investment income (loss) A,B	.46	.40	.35	.39	.26
Net realized and unrealized gain (loss)	3.50	5.59	2.83	(5.55)	5.34
Total from investment operations	3.96	5.99	3.18	(5.16)	5.60
Distributions from net investment income	(.43)	(.35)	(.40)	(.34)	(.21)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)
Total distributions	(.95)	(.35)	(1.07)	(.88)	(.48) C
Net asset value, end of period	$30.71	$27.70	$22.06	$19.95	$25.99
Total Return D	14.86%	27.36%	16.31%	(20.71)%	27.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.58%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.52%	.57%	.60%	.59%	.60%
Expenses net of all reductions, if any	.52%	.57%	.60%	.59%	.60%
Net investment income (loss)	1.68%	1.60%	1.60%	1.62%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,264,043	$1,627,796	$1,220,964	$1,094,119	$1,258,721
Portfolio turnover rate G	29%	16%	24%	27%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity Central funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities Swaps	.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities Forward Foreign Currency Contracts	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	10,792
Fidelity Asset Manager 70%	3,686

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs, futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Asset Manager 20%	5,003,517,732	729,005,509	(162,848,064)	566,157,445
Fidelity Asset Manager 30%	1,765,807,599	343,839,178	(74,139,456)	269,699,722
Fidelity Asset Manager 40%	1,965,636,535	516,914,725	(67,164,460)	449,750,265
Fidelity Asset Manager 50%	7,380,721,987	2,807,375,760	(213,981,107)	2,593,394,653
Fidelity Asset Manager 60%	3,456,976,897	1,302,281,356	(72,694,356)	1,229,587,000
Fidelity Asset Manager 70%	4,989,551,936	2,617,224,038	(60,438,641)	2,556,785,397
Fidelity Asset Manager 85%	3,537,035,963	1,846,995,324	(5,590,523)	1,841,404,801

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Asset Manager 20%	22,630,431	-	(95,513,891)	566,157,445
Fidelity Asset Manager 30%	7,803,136	-	(12,661,020)	269,699,722
Fidelity Asset Manager 40%	16,074,230	31,903,719	-	449,750,265
Fidelity Asset Manager 50%	58,019,303	490,196,029	-	2,593,394,653
Fidelity Asset Manager 60%	61,833,219	178,609,990	-	1,229,585,893
Fidelity Asset Manager 70%	84,915,092	399,452,346	-	2,556,785,397
Fidelity Asset Manager 85%	46,957,394	222,260,147	-	1,841,404,801

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)
Fidelity Asset Manager 20%	(95,513,891)	(95,513,891)
Fidelity Asset Manager 30%	(12,661,020)	(12,661,020)

The tax character of distributions paid was as follows:

September 30, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Asset Manager 20%	181,809,685	-	181,809,685
Fidelity Asset Manager 30%	61,296,533	-	61,296,533
Fidelity Asset Manager 40%	63,085,972	-	63,085,972
Fidelity Asset Manager 50%	243,016,584	123,130,573	366,147,157
Fidelity Asset Manager 60%	95,393,230	42,327,416	137,720,646
Fidelity Asset Manager 70%	136,337,384	166,941,883	303,279,267
Fidelity Asset Manager 85%	74,110,363	79,425,958	153,536,321

September 30, 2024
	Ordinary Income ($)	Total ($)
Fidelity Asset Manager 20%	181,501,111	181,501,111
Fidelity Asset Manager 30%	60,747,136	60,747,136
Fidelity Asset Manager 40%	58,461,266	58,461,266
Fidelity Asset Manager 50%	219,731,373	219,731,373
Fidelity Asset Manager 60%	76,628,870	76,628,870
Fidelity Asset Manager 70%	112,197,413	112,197,413
Fidelity Asset Manager 85%	51,390,318	51,390,318

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	(31,621,842)	4,999,922
Total Equity Risk	(31,621,842)	4,999,922
Interest Rate Risk
Futures Contracts	(3,089,246)	592,406
Total Interest Rate Risk	(3,089,246)	592,406
Totals	(34,711,088)	5,592,328
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	(12,521,531)	2,271,363
Total Equity Risk	(12,521,531)	2,271,363
Interest Rate Risk
Futures Contracts	(1,261,859)	219,971
Total Interest Rate Risk	(1,261,859)	219,971
Totals	(13,783,390)	2,491,334
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	(13,141,206)	2,133,461
Total Equity Risk	(13,141,206)	2,133,461
Interest Rate Risk
Futures Contracts	(1,404,661)	251,226
Total Interest Rate Risk	(1,404,661)	251,226
Totals	(14,545,867)	2,384,687
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	(52,495,115)	9,189,452
Total Equity Risk	(52,495,115)	9,189,452
Interest Rate Risk
Futures Contracts	(5,915,324)	1,051,853
Total Interest Rate Risk	(5,915,324)	1,051,853
Totals	(58,410,439)	10,241,305
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	(12,155,952)	2,608,847
Total Equity Risk	(12,155,952)	2,608,847
Interest Rate Risk
Futures Contracts	(2,556,173)	474,833
Total Interest Rate Risk	(2,556,173)	474,833
Totals	(14,712,125)	3,083,680
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	(20,900,472)	3,856,310
Total Equity Risk	(20,900,472)	3,856,310
Interest Rate Risk
Futures Contracts	(4,066,086)	757,785
Total Interest Rate Risk	(4,066,086)	757,785
Totals	(24,966,558)	4,614,095
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	9,837,103	309,689
Total Equity Risk	9,837,103	309,689
Interest Rate Risk
Futures Contracts	(2,394,814)	496,755
Total Interest Rate Risk	(2,394,814)	496,755
Totals	7,442,289	806,444

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Asset Manager 20%	355,788,254
Fidelity Asset Manager 30%	115,845,840
Fidelity Asset Manager 40%	133,156,717
Fidelity Asset Manager 50%	535,389,937

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,386,367,750	1,480,515,544
Fidelity Asset Manager 30%	444,546,351	555,670,180
Fidelity Asset Manager 40%	565,507,643	618,858,623
Fidelity Asset Manager 50%	2,327,030,790	2,830,953,560
Fidelity Asset Manager 60%	1,277,588,084	1,261,100,657
Fidelity Asset Manager 70%	2,000,376,047	2,022,448,341
Fidelity Asset Manager 85%	1,927,301,614	1,368,031,199
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.54
Class M	.54
Class C	.54
Asset Manager 20%	.48
Class I	.52
Class Z	.45
Fidelity Asset Manager 30%
Class A	.54
Class M	.54
Class C	.55
Asset Manager 30%	.49
Class I	.55
Class Z	.46
Fidelity Asset Manager 40%
Class A	.55
Class M	.54
Class C	.56
Asset Manager 40%	.50
Class I	.54
Class Z	.46
Fidelity Asset Manager 50%
Class A	.62
Class M	.61
Class C	.62
Asset Manager 50%	.58
Class I	.60
Class Z	.50
Fidelity Asset Manager 60%
Class A	.70
Class M	.69
Class C	.72
Asset Manager 60%	.64
Class I	.70
Class Z	.57
Fidelity Asset Manager 70%
Class A	.68
Class M	.67
Class C	.69
Asset Manager 70%	.64
Class I	.66
Class Z	.56
Fidelity Asset Manager 85%
Class A	.68
Class M	.68
Class C	.70
Asset Manager 85%	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.50
Class M	.50
Class C	.50
Asset Manager 20%	.48
Class I	.50
Class Z	.44
Fidelity Asset Manager 30%
Class A	.51
Class M	.51
Class C	.51
Asset Manager 30%	.49
Class I	.52
Class Z	.46
Fidelity Asset Manager 40%
Class A	.51
Class M	.51
Class C	.51
Asset Manager 40%	.49
Class I	.51
Class Z	.45
Fidelity Asset Manager 50%
Class A	.56
Class M	.56
Class C	.56
Asset Manager 50%	.52
Class I	.56
Class Z	.45
Fidelity Asset Manager 60%
Class A	.66
Class M	.66
Class C	.66
Asset Manager 60%	.62
Class I	.66
Class Z	.55
Fidelity Asset Manager 70%
Class A	.66
Class M	.66
Class C	.66
Asset Manager 70%	.61
Class I	.66
Class Z	.54
Fidelity Asset Manager 85%
Class A	.66
Class M	.66
Class C	.66
Asset Manager 85%	.62
Class I	.66
Class Z	.55

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	- %	.25%	125,620	7,042
Class M	.25%	.25%	142,332	89
Class C	.75%	.25%	126,159	17,296
			394,111	24,427
Fidelity Asset Manager 30%
Class A	- %	.25%	182,988	2,572
Class M	.25%	.25%	108,124	351
Class C	.75%	.25%	164,619	11,150
			455,731	14,073
Fidelity Asset Manager 40%
Class A	- %	.25%	203,666	5,514
Class M	.25%	.25%	69,888	189
Class C	.75%	.25%	170,647	25,691
			444,201	31,394
Fidelity Asset Manager 50%
Class A	- %	.25%	317,336	3,639
Class M	.25%	.25%	259,426	420
Class C	.75%	.25%	247,772	23,156
			824,534	27,215
Fidelity Asset Manager 60%
Class A	- %	.25%	431,355	10,463
Class M	.25%	.25%	246,600	1,326
Class C	.75%	.25%	284,349	25,349
			962,304	37,138
Fidelity Asset Manager 70%
Class A	- %	.25%	590,561	11,702
Class M	.25%	.25%	371,760	1,056
Class C	.75%	.25%	292,835	44,004
			1,255,156	56,762
Fidelity Asset Manager 85%
Class A	- %	.25%	666,389	7,993
Class M	.25%	.25%	260,214	490
Class C	.75%	.25%	429,055	64,464
			1,355,658	72,947

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	16,346
Class M	815
Class C A	291
17,452
Fidelity Asset Manager 30%
Class A	14,374
Class M	485
Class C A	65
14,924
Fidelity Asset Manager 40%
Class A	18,963
Class M	1,690
Class C A	166
20,819
Fidelity Asset Manager 50%
Class A	23,337
Class M	3,027
Class C A	810
27,174
Fidelity Asset Manager 60%
Class A	37,444
Class M	5,193
Class C A	425
43,062
Fidelity Asset Manager 70%
Class A	99,137
Class M	7,019
Class C A	643
106,799
Fidelity Asset Manager 85%
Class A	185,119
Class M	10,857
Class C A	933
196,909

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Asset Manager 20%	399,062	2,795,906	160,338
Fidelity Asset Manager 30%	109,335	26,028	44
Fidelity Asset Manager 40%	194,461	34,145	680
Fidelity Asset Manager 50%	102,233	2,172,695	(7,727)
Fidelity Asset Manager 60%	202,017	163,254	2,907
Fidelity Asset Manager 70%	544,421	578,408	55,172
Fidelity Asset Manager 85%	2,513,472	10,071	508
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Asset Manager 20%	7,696
Fidelity Asset Manager 30%	2,837
Fidelity Asset Manager 40%	3,216
Fidelity Asset Manager 50%	13,556
Fidelity Asset Manager 60%	6,089
Fidelity Asset Manager 70%	9,703
Fidelity Asset Manager 85%	6,354
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Asset Manager 20%	4,289	-	-
Fidelity Asset Manager 30%	4,095	-	-
Fidelity Asset Manager 40%	620	-	-
Fidelity Asset Manager 50%	1,176	-	-
Fidelity Asset Manager 60%	1,293	-	-
Fidelity Asset Manager 70%	1,970	-	-
Fidelity Asset Manager 85%	18,138	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive each Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced each applicable Fund's management fee as follows:

Waiver ($)
Fidelity Asset Manager 20%	1,442,035
Fidelity Asset Manager 30%	596,109
Fidelity Asset Manager 40%	523,996
Fidelity Asset Manager 50%	2,521,806
Fidelity Asset Manager 60%	1,229,078
Fidelity Asset Manager 70%	2,198,433
Fidelity Asset Manager 85%	1,626,033

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Asset Manager 20%	1,436
Fidelity Asset Manager 30%	629
Fidelity Asset Manager 40%	873
Fidelity Asset Manager 50%	4,275
Fidelity Asset Manager 60%	2,260
Fidelity Asset Manager 70%	3,961
Fidelity Asset Manager 85%	2,770
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$1,534,344	$1,614,258
Class M	792,983	807,127
Class C	292,585	345,680
Asset Manager 20%	99,637,142	111,418,426
Class I	560,511	634,416
Class Z	78,992,120	66,681,204
Total	$181,809,685	$181,501,111
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$2,051,612	$1,943,744
Class M	559,320	544,973
Class C	354,501	394,050
Asset Manager 30%	40,242,342	42,001,215
Class I	639,473	583,332
Class Z	17,449,285	15,279,822
Total	$61,296,533	$60,747,136
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$2,041,719	$ 1,777,802
Class M	322,662	298,696
Class C	306,938	294,472
Asset Manager 40%	42,035,832	39,403,941
Class I	943,310	986,609
Class Z	17,435,511	15,699,746
Total	$63,085,972	$58,461,266
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$4,504,477	$2,538,278
Class M	1,734,316	913,668
Class C	715,662	365,278
Asset Manager 50%	270,384,140	166,630,353
Class I	2,217,509	1,278,134
Class Z	86,591,053	48,005,662
Total	$366,147,157	$219,731,373
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$4,890,585	$2,652,010
Class M	1,300,033	690,690
Class C	614,537	266,846
Asset Manager 60%	70,064,429	41,191,825
Class I	4,094,113	2,013,085
Class Z	56,756,949	29,814,414
Total	$137,720,646	$76,628,870
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$9,459,798	$3,188,852
Class M	2,858,573	877,257
Class C	1,002,941	210,030
Asset Manager 70%	181,634,572	68,070,748
Class I	3,250,326	881,622
Class Z	105,073,057	38,968,904
Total	$303,279,267	$112,197,413
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$7,890,588	$2,494,828
Class M	1,446,598	423,417
Class C	1,024,892	164,582
Asset Manager 85%	75,912,909	27,538,017
Class I	2,306,849	818,202
Class Z	64,954,485	19,951,272
Total	$153,536,321	$51,390,318
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Asset Manager 20%
Class A
Shares sold	808,758	756,043	$11,086,302	$10,065,442
Reinvestment of distributions	108,148	118,147	1,483,032	1,564,404
Shares redeemed	(1,099,452)	(1,327,518)	(15,079,453)	(17,598,562)
Net increase (decrease)	(182,546)	(453,328)	$(2,510,119)	$(5,968,716)
Class M
Shares sold	358,020	177,076	$4,900,107	$2,371,649
Reinvestment of distributions	57,541	60,690	787,125	801,817
Shares redeemed	(365,205)	(384,389)	(4,975,771)	(5,073,147)
Net increase (decrease)	50,356	(146,623)	$711,461	$(1,899,681)
Class C
Shares sold	126,803	156,082	$1,721,920	$2,066,430
Reinvestment of distributions	21,398	26,033	290,190	340,668
Shares redeemed	(348,095)	(486,121)	(4,722,391)	(6,338,959)
Net increase (decrease)	(199,894)	(304,006)	$(2,710,281)	$(3,931,861)
Asset Manager 20%
Shares sold	15,950,309	11,215,521	$219,397,274	$149,128,279
Reinvestment of distributions	6,816,148	7,893,037	93,626,506	104,717,434
Shares redeemed	(39,408,705)	(54,220,268)	(543,062,609)	(720,374,609)
Net increase (decrease)	(16,642,248)	(35,111,710)	$(230,038,829)	$(466,528,896)
Class I
Shares sold	612,975	551,791	$8,481,377	$7,302,032
Reinvestment of distributions	37,327	44,859	512,952	594,827
Shares redeemed	(724,739)	(930,893)	(10,011,609)	(12,259,824)
Net increase (decrease)	(74,437)	(334,243)	$(1,017,280)	$(4,362,965)
Class Z
Shares sold	55,237,953	44,374,685	$759,160,737	$591,702,923
Reinvestment of distributions	5,744,916	5,010,649	78,857,979	66,538,508
Shares redeemed	(40,862,591)	(39,756,930)	(563,226,835)	(529,241,337)
Net increase (decrease)	20,120,278	9,628,404	$274,791,881	$129,000,094
Fidelity Asset Manager 30%
Class A
Shares sold	680,269	573,144	$8,242,487	$6,592,479
Reinvestment of distributions	168,544	167,570	2,028,003	1,922,978
Shares redeemed	(1,067,216)	(1,089,202)	(12,950,048)	(12,466,079)
Net increase (decrease)	(218,403)	(348,488)	$(2,679,558)	$(3,950,622)
Class M
Shares sold	186,827	338,406	$2,265,525	$3,904,979
Reinvestment of distributions	46,537	47,520	558,306	544,100
Shares redeemed	(394,222)	(484,411)	(4,763,753)	(5,547,522)
Net increase (decrease)	(160,858)	(98,485)	$(1,939,922)	$(1,098,443)
Class C
Shares sold	145,470	167,117	$1,730,776	$1,880,592
Reinvestment of distributions	29,883	34,832	354,466	393,933
Shares redeemed	(501,637)	(578,854)	(5,971,988)	(6,557,430)
Net increase (decrease)	(326,284)	(376,905)	$(3,886,746)	$(4,282,905)
Asset Manager 30%
Shares sold	10,620,418	6,570,137	$128,979,087	$75,685,352
Reinvestment of distributions	3,102,741	3,389,277	37,286,137	38,825,202
Shares redeemed	(22,902,721)	(28,294,272)	(276,405,392)	(323,763,396)
Net increase (decrease)	(9,179,562)	(18,334,858)	$(110,140,168)	$(209,252,842)
Class I
Shares sold	1,226,520	444,611	$14,670,965	$5,141,642
Reinvestment of distributions	50,417	48,501	605,620	554,478
Shares redeemed	(1,097,718)	(1,265,992)	(13,274,134)	(14,197,103)
Net increase (decrease)	179,219	(772,880)	$2,002,451	$(8,500,983)
Class Z
Shares sold	9,131,702	11,203,138	$110,417,428	$129,392,872
Reinvestment of distributions	1,444,439	1,323,066	17,356,582	15,200,134
Shares redeemed	(8,794,956)	(8,243,365)	(106,878,254)	(95,021,783)
Net increase (decrease)	1,781,185	4,282,839	$20,895,756	$49,571,223
Fidelity Asset Manager 40%
Class A
Shares sold	1,130,258	1,088,313	$15,025,865	$13,700,645
Reinvestment of distributions	155,071	143,398	2,032,459	1,772,788
Shares redeemed	(1,240,052)	(1,200,112)	(16,600,983)	(15,029,269)
Net increase (decrease)	45,277	31,599	$457,341	$444,164
Class M
Shares sold	112,950	148,111	$1,520,680	$1,846,826
Reinvestment of distributions	24,392	23,917	319,456	295,466
Shares redeemed	(257,474)	(143,376)	(3,388,865)	(1,776,075)
Net increase (decrease)	(120,132)	28,652	$(1,548,729)	$366,217
Class C
Shares sold	207,261	263,734	$2,715,225	$3,300,896
Reinvestment of distributions	23,409	23,840	305,640	293,198
Shares redeemed	(466,320)	(425,449)	(6,164,760)	(5,302,243)
Net increase (decrease)	(235,650)	(137,875)	$(3,143,895)	$(1,708,149)
Asset Manager 40%
Shares sold	19,811,642	15,299,452	$265,149,860	$191,960,436
Reinvestment of distributions	2,961,268	2,925,404	38,765,366	36,101,041
Shares redeemed	(24,308,998)	(25,570,280)	(322,190,240)	(318,687,337)
Net increase (decrease)	(1,536,088)	(7,345,424)	$(18,275,014)	$(90,625,860)
Class I
Shares sold	908,144	558,807	$11,961,505	$6,923,574
Reinvestment of distributions	64,107	64,911	838,601	801,475
Shares redeemed	(970,264)	(1,310,426)	(12,945,370)	(16,436,127)
Net increase (decrease)	1,987	(686,708)	$(145,264)	$(8,711,078)
Class Z
Shares sold	5,919,370	6,966,485	$78,967,072	$86,979,485
Reinvestment of distributions	1,317,757	1,267,912	17,247,234	15,660,901
Shares redeemed	(7,777,924)	(7,280,751)	(103,411,354)	(90,702,970)
Net increase (decrease)	(540,797)	953,646	$(7,197,048)	$11,937,416
Fidelity Asset Manager 50%
Class A
Shares sold	792,008	774,682	$16,714,345	$15,313,918
Reinvestment of distributions	212,107	126,787	4,367,615	2,469,521
Shares redeemed	(1,265,464)	(1,157,390)	(26,698,008)	(22,860,895)
Net increase (decrease)	(261,349)	(255,921)	$(5,616,048)	$(5,077,456)
Class M
Shares sold	250,694	334,742	$5,239,115	$6,582,390
Reinvestment of distributions	83,938	46,879	1,726,013	912,483
Shares redeemed	(444,532)	(553,014)	(9,337,456)	(10,874,154)
Net increase (decrease)	(109,900)	(171,393)	$(2,372,328)	$(3,379,281)
Class C
Shares sold	126,834	198,642	$2,619,558	$3,814,728
Reinvestment of distributions	34,897	18,889	710,892	362,961
Shares redeemed	(348,658)	(621,324)	(7,245,134)	(11,746,591)
Net increase (decrease)	(186,927)	(403,793)	$(3,914,684)	$(7,568,902)
Asset Manager 50%
Shares sold	16,986,828	12,613,181	$360,096,056	$250,697,463
Reinvestment of distributions	12,247,508	7,977,817	253,352,647	155,974,251
Shares redeemed	(52,386,292)	(56,629,402)	(1,104,308,615)	(1,117,953,389)
Net increase (decrease)	(23,151,956)	(36,038,404)	$(490,859,912)	$(711,281,675)
Class I
Shares sold	1,252,084	605,683	$26,270,187	$11,779,756
Reinvestment of distributions	87,595	59,284	1,805,122	1,157,501
Shares redeemed	(1,121,810)	(799,275)	(23,886,882)	(15,759,949)
Net increase (decrease)	217,869	(134,308)	$4,188,427	$(2,822,692)
Class Z
Shares sold	15,641,881	11,120,215	$331,161,079	$218,430,902
Reinvestment of distributions	4,197,833	2,457,138	86,493,652	47,959,443
Shares redeemed	(14,771,488)	(14,631,076)	(308,832,941)	(288,926,321)
Net increase (decrease)	5,068,226	(1,053,723)	$108,821,790	$(22,535,976)
Fidelity Asset Manager 60%
Class A
Shares sold	1,424,322	1,424,286	$22,979,509	$21,029,850
Reinvestment of distributions	311,975	179,359	4,820,010	2,611,472
Shares redeemed	(1,936,917)	(1,840,485)	(31,053,984)	(27,292,603)
Net increase (decrease)	(200,620)	(236,840)	$(3,254,465)	$(3,651,281)
Class M
Shares sold	198,389	194,671	$3,181,525	$2,897,894
Reinvestment of distributions	84,304	47,309	1,295,751	685,506
Shares redeemed	(431,601)	(484,773)	(6,855,804)	(7,198,714)
Net increase (decrease)	(148,908)	(242,793)	$(2,378,528)	$(3,615,314)
Class C
Shares sold	216,943	264,419	$3,413,254	$3,842,051
Reinvestment of distributions	40,099	18,469	611,517	265,392
Shares redeemed	(559,806)	(672,617)	(8,819,806)	(9,837,570)
Net increase (decrease)	(302,764)	(389,729)	$(4,795,035)	$(5,730,127)
Asset Manager 60%
Shares sold	19,785,697	16,002,883	$321,739,191	$238,735,225
Reinvestment of distributions	4,159,926	2,580,465	64,603,652	37,778,004
Shares redeemed	(29,917,879)	(28,967,041)	(481,264,108)	(430,818,143)
Net increase (decrease)	(5,972,256)	(10,383,693)	$(94,921,265)	$(154,304,914)
Class I
Shares sold	2,650,027	984,225	$42,909,347	$14,643,693
Reinvestment of distributions	250,578	133,670	3,891,478	1,956,935
Shares redeemed	(1,976,110)	(1,594,746)	(31,877,622)	(23,936,059)
Net increase (decrease)	924,495	(476,851)	$14,923,203	$(7,335,431)
Class Z
Shares sold	16,304,460	15,508,989	$263,985,309	$231,243,958
Reinvestment of distributions	3,644,240	2,028,906	56,522,166	29,662,606
Shares redeemed	(13,985,792)	(12,682,336)	(224,727,627)	(189,101,994)
Net increase (decrease)	5,962,908	4,855,559	$95,779,848	$71,804,570
Fidelity Asset Manager 70%
Class A
Shares sold	1,064,773	974,719	$30,238,048	$25,811,978
Reinvestment of distributions	335,820	119,781	9,174,607	3,086,747
Shares redeemed	(1,723,722)	(1,161,837)	(48,916,597)	(30,751,229)
Net increase (decrease)	(323,129)	(67,337)	$(9,503,942)	$(1,852,504)
Class M
Shares sold	241,320	234,358	$6,860,092	$6,119,820
Reinvestment of distributions	103,822	33,702	2,839,531	869,517
Shares redeemed	(502,142)	(473,935)	(14,318,757)	(12,589,448)
Net increase (decrease)	(157,000)	(205,875)	$(4,619,134)	$(5,600,111)
Class C
Shares sold	173,290	182,323	$4,929,802	$4,786,909
Reinvestment of distributions	36,647	8,149	1,001,201	209,910
Shares redeemed	(355,552)	(434,297)	(10,076,140)	(11,287,169)
Net increase (decrease)	(145,615)	(243,825)	$(4,145,137)	$(6,290,350)
Asset Manager 70%
Shares sold	16,000,548	11,770,175	$462,101,161	$311,999,792
Reinvestment of distributions	6,219,272	2,474,885	170,283,662	63,901,522
Shares redeemed	(23,656,475)	(23,922,716)	(675,916,979)	(633,720,450)
Net increase (decrease)	(1,436,655)	(9,677,656)	$(43,532,156)	$(257,819,136)
Class I
Shares sold	1,074,581	613,134	$30,703,410	$15,922,849
Reinvestment of distributions	107,896	32,109	2,953,124	829,707
Shares redeemed	(937,465)	(501,699)	(26,700,300)	(13,239,477)
Net increase (decrease)	245,012	143,544	$6,956,234	$3,513,079
Class Z
Shares sold	9,594,028	8,781,627	$278,596,585	$227,759,908
Reinvestment of distributions	3,839,406	1,510,044	104,854,168	38,913,835
Shares redeemed	(9,847,772)	(13,543,030)	(277,653,724)	(351,445,294)
Net increase (decrease)	3,585,662	(3,251,359)	$105,797,029	$(84,771,551)
Fidelity Asset Manager 85%
Class A
Shares sold	1,654,230	1,725,915	$45,098,330	$42,591,975
Reinvestment of distributions	300,135	103,272	7,857,535	2,481,623
Shares redeemed	(1,897,166)	(1,473,053)	(51,990,680)	(36,790,060)
Net increase (decrease)	57,199	356,134	$965,185	$8,283,538
Class M
Shares sold	285,121	256,713	$7,715,862	$6,303,505
Reinvestment of distributions	55,483	17,720	1,443,122	422,978
Shares redeemed	(372,115)	(482,284)	(10,131,983)	(11,874,709)
Net increase (decrease)	(31,511)	(207,851)	$(972,999)	$(5,148,226)
Class C
Shares sold	266,361	306,013	$7,146,043	$7,352,859
Reinvestment of distributions	39,676	6,931	1,020,870	163,786
Shares redeemed	(443,849)	(471,077)	(11,859,965)	(11,466,181)
Net increase (decrease)	(137,812)	(158,133)	$(3,693,052)	$(3,949,536)
Asset Manager 85%
Shares sold	12,361,877	10,662,963	$344,893,417	$266,205,108
Reinvestment of distributions	2,694,991	1,063,928	71,444,211	25,874,717
Shares redeemed	(14,228,784)	(12,993,858)	(392,809,576)	(325,535,184)
Net increase (decrease)	828,084	(1,266,967)	$23,528,052	$(33,455,359)
Class I
Shares sold	917,355	500,098	$25,356,731	$12,341,753
Reinvestment of distributions	85,224	32,308	2,251,608	783,146
Shares redeemed	(601,675)	(823,201)	(16,478,297)	(20,658,297)
Net increase (decrease)	400,904	(290,795)	$11,130,042	$(7,533,398)
Class Z
Shares sold	20,232,702	11,231,785	$567,310,629	$279,888,316
Reinvestment of distributions	2,456,932	824,014	64,666,462	19,916,426
Shares redeemed	(7,727,675)	(8,624,055)	(209,401,871)	(220,090,161)
Net increase (decrease)	14,961,959	3,431,744	$422,575,220	$79,714,581

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	44%
Fidelity Asset Manager 30%	28%
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	40%
Fidelity Asset Manager 70%	33%
Fidelity Asset Manager 85%	40%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the "Funds"), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 40%	$38,205,083
Fidelity Asset Manager 50%	$595,058,683
Fidelity Asset Manager 60%	$220,089,208
Fidelity Asset Manager 70%	$474,883,047
Fidelity Asset Manager 85%	$245,651,810

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Asset Manager 20%	21.67%
Fidelity Asset Manager 30%	19.32%
Fidelity Asset Manager 40%	17.04%
Fidelity Asset Manager 50%	14.09%
Fidelity Asset Manager 60%	11.93%
Fidelity Asset Manager 70%	8.27%
Fidelity Asset Manager 85%	4.95%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$135,840,392
Fidelity Asset Manager 30%	$41,618,756
Fidelity Asset Manager 40%	$37,720,388
Fidelity Asset Manager 50%	$121,998,364
Fidelity Asset Manager 60%	$42,466,726
Fidelity Asset Manager 70%	$46,893,190
Fidelity Asset Manager 85%	$14,790,468

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2024
Fidelity Asset Manager 20%	98.70%
Fidelity Asset Manager 30%	96.30%
Fidelity Asset Manager 40%	94.44%
Fidelity Asset Manager 50%	99.73%
Fidelity Asset Manager 60%	100%
Fidelity Asset Manager 70%	98.85%
Fidelity Asset Manager 85%	98.73%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Asset Manager 20%	$160,300,611
Fidelity Asset Manager 30%	$48,012,652
Fidelity Asset Manager 40%	$38,862,909
Fidelity Asset Manager 50%	$122,222,900
Fidelity Asset Manager 60%	$61,514,550
Fidelity Asset Manager 70%	$55,625,499
Fidelity Asset Manager 85%	$21,833,671

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October, 2024	0%	0%	0%	0%	0%	0%
November,2024	5%	6%	7%	5%	5%	5%
December,2024	8%	9%	10%	8%	8%	8%
February, 2025	5%	6%	8%	5%	5%	5%
March, 2025	6%	6%	8%	5%	5%	5%
April, 2025	5%	6%	8%	5%	5%	5%
May, 2025	5%	6%	8%	5%	5%	5%
June, 2025	5%	6%	8%	5%	5%	5%
July, 2025	5%	6%	6%	5%	5%	5%
August, 2025	5%	6%	7%	5%	5%	5%
September, 2025	6%	6%	8%	5%	5%	5%
Fidelity Asset Manager 30%
October, 2024	0%	0%	0%	0%	0%	0%
November, 2024	7%	8%	10%	6%	6%	6%
December, 2024	11%	12%	13%	10%	10%	10%
February, 2025	9%	10%	14%	7%	7%	7%
March, 2025	9%	10%	15%	7%	8%	7%
April, 2025	8%	9%	12%	7%	7%	7%
May, 2025	8%	9%	12%	7%	7%	7%
June, 2025	8%	10%	14%	7%	8%	7%
July, 2025	8%	8%	10%	7%	8%	7%
August, 2025	8%	10%	12%	7%	7%	7%
September, 2025	8%	10%	14%	7%	7%	7%
Fidelity Asset Manager 40%
October, 2024	0%	0%	0%	0%	0%	0%
December, 2024	14%	15%	18%	13%	13%	13%
April, 2025	16%	20%	32%	14%	14%	14%
July, 2025	15%	17%	22%	14%	14%	14%
Fidelity Asset Manager 50%
October, 2024	0%	0%	0%	0%	0%	0%
December,2024	17%	19%	22%	16%	16%	15%
April, 2025	24%	29%	60%	19%	18%	18%
July, 2025	21%	24%	31%	19%	20%	19%
Fidelity Asset Manager 60%
December, 2024	18%	21%	31%	16%	16%	15%
Fidelity Asset Manager 70%
December, 2024	24%	28%	43%	20%	20%	19%
Fidelity Asset Manager 85%
December, 2024	31%	38%	66%	26%	26%	24%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October, 2024	0%	0%	0%	0%	0%	0%
November, 2024	7.15%	8.04%	10.12%	6.66%	6.66%	6.44%
December, 2024	11.74%	12.56%	14.78%	11.02%	11.02%	10.74%
February, 2025	13.88%	15.27%	20.36%	12.73%	12.73%	12.73%
March, 2025	14.25%	16.19%	20.95%	12.72%	12.72%	12.72%
April, 2025	13.99%	16.15%	19.99%	12.72%	13.12%	12.72%
May, 2025	13.76%	15.29%	19.66%	12.90%	12.90%	12.51%
June, 2025	14.09%	16.11%	20.50%	12.89%	12.89%	12.53%
July, 2025	13.61%	14.25%	16.18%	12.74%	13.02%	12.74%
August, 2025	14.00%	15.00%	19.09%	12.73%	13.13%	12.73%
September, 2025	14.36%	15.90%	21.20%	12.72%	12.72%	12.72%
Fidelity Asset Manager 30%
October, 2024	0%	0%	0%	0%	0%	0%
November, 2024	10.23%	11.41%	14.85%	8.86%	8.86%	8.86%
December, 2024	15.90%	16.91%	18.91%	15.14%	15.14%	14.86%
February, 2025	24.26%	27.72%	38.81%	20.43%	20.43%	20.43%
March, 2025	24.48%	28.24%	40.79%	20.40%	21.60%	20.40%
April, 2025	23.17%	25.37%	33.30%	20.50%	20.50%	20.50%
May, 2025	23.28%	25.61%	34.15%	20.49%	20.49%	20.49%
June, 2025	23.14%	26.61%	38.01%	20.47%	21.29%	20.47%
July, 2025	22.05%	23.15%	26.45%	20.58%	21.04%	20.58%
August, 2025	23.28%	26.95%	34.14%	20.48%	20.48%	20.48%
September, 2025	23.53%	27.25%	39.82%	20.71%	20.71%	19.91%
Fidelity Asset Manager 40%
October, 2024	0%	0%	0%	0%	0%	0%
December, 2024	20.17%	21.76%	25.56%	18.80%	18.80%	18.52%
April, 2025	44.45%	55.82%	88.89%	38.71%	39.35%	38.10%
July, 2025	42.88%	47.33%	61.77%	38.77%	40.05%	38.37%
Fidelity Asset Manager 50%
October, 2024	0%	0%	0%	0%	0%	0%
December, 2024	25.21%	27.06%	32.58%	23.25%	23.36%	22.59%
April, 2025	66.30%	80.89%	100%	53.93%	51.85%	51.20%
July, 2025	59.53%	66.84%	86.59%	53.66%	56.03%	52.19%
Fidelity Asset Manager 60%
December, 2024	40.62%	46.51%	69.44%	35.35%	35.06%	33.77%
Fidelity Asset Manager 70%
December, 2024	53.28%	61.68%	95.98%	45.37%	43.87%	43.09%
Fidelity Asset Manager 85%
December, 2024	72.17%	88.67%	100%	60.45%	60.98%	55.75%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a Section 199A dividend:

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October, 2024	0%	0%	0%	0%	0%	0%
November, 2024	0.75%	0.84%	1.06%	0.70%	0.70%	0.68%
December, 2024	1.23%	1.32%	1.55%	1.16%	1.16%	1.13%
February, 2025	0.57%	0.62%	0.83%	0.52%	0.52%	0.52%
March, 2025	0.58%	0.66%	0.85%	0.52%	0.52%	0.52%
April, 2025	0.57%	0.66%	0.81%	0.52%	0.53%	0.52%
May, 2025	0.56%	0.62%	0.80%	0.53%	0.53%	0.51%
June, 2025	0.57%	0.66%	0.84%	0.53%	0.53%	0.51%
July, 2025	0.55%	0.58%	0.66%	0.52%	0.53%	0.52%
August, 2025	0.57%	0.61%	0.78%	0.52%	0.53%	0.52%
September, 2025	0.59%	0.65%	0.86%	0.52%	0.52%	0.52%
Fidelity Asset Manager 30%
October, 2024	0%	0%	0%	0%	0%	0%
November, 2024	0.93%	1.04%	1.35%	0.81%	0.81%	0.81%
December, 2024	1.44%	1.54%	1.72%	1.38%	1.38%	1.35%
February, 2025	0.82%	0.94%	1.31%	0.69%	0.69%	0.69%
March, 2025	0.83%	0.96%	1.38%	0.69%	0.73%	0.69%
April, 2025	0.78%	0.86%	1.13%	0.69%	0.69%	0.69%
May, 2025	0.79%	0.87%	1.16%	0.69%	0.69%	0.69%
June, 2025	0.78%	0.90%	1.29%	0.69%	0.72%	0.69%
July, 2025	0.75%	0.78%	0.89%	0.70%	0.71%	0.70%
August, 2025	0.79%	0.91%	1.15%	0.69%	0.69%	0.69%
September, 2025	0.80%	0.92%	1.35%	0.70%	0.70%	0.67%
Fidelity Asset Manager 40%
October, 2024	0%	0%	0%	0%	0%	0%
December, 2024	1.68%	1.81%	2.13%	1.57%	1.57%	1.54%
April, 2025	1.41%	1.78%	2.83%	1.23%	1.25%	1.21%
July, 2025	1.36%	1.51%	1.97%	1.23%	1.27%	1.22%
Fidelity Asset Manager 50%
October, 2024	0%	0%	0%	0%	0%	0%
December, 2024	1.97%	2.12%	2.55%	1.82%	1.83%	1.77%
April, 2025	1.94%	2.36%	0%	1.57%	1.51%	1.50%
July, 2025	1.74%	1.95%	2.52%	1.56%	1.63%	1.52%
Fidelity Asset Manager 60%
December, 2024	1.49%	1.71%	2.55%	1.30%	1.29%	1.24%
Fidelity Asset Manager 70%
December, 2024	1.83%	2.12%	3.30%	1.56%	1.51%	1.48%
Fidelity Asset Manager 85%
December, 2024	2.50%	3.08%	0%	2.10%	2.12%	1.94%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Asset Manager 20%
Class A	02/05/24	$0.0009	$0.0001
Class M	02/05/24	$0.0008	$0.0001
Class C	02/05/24	$0.0005	$0.0001
Asset Manager 20%	02/05/24	$0.0011	$0.0001
Class I	02/05/24	$0.0011	$0.0001
Class Z	02/05/24	$0.0011	$0.0001

Class A	03/04/24	$0.0016	$0.0002
Class M	03/04/24	$0.0014	$0.0002
Class C	03/04/24	$0.0011	$0.0002
Asset Manager 20%	03/04/24	$0.0018	$0.0002
Class I	03/04/24	$0.0017	$0.0002
Class Z	03/04/24	$0.0018	$0.0002

Class A	04/08/24	$0.0022	$0.0003
Class M	04/08/24	$0.0020	$0.0003
Class C	04/08/24	$0.0016	$0.0003
Asset Manager 20%	04/08/24	$0.0025	$0.0003
Class I	04/08/24	$0.0025	$0.0003
Class Z	04/08/24	$0.0025	$0.0003

Class A	05/06/24	$0.0021	$0.0003
Class M	05/06/24	$0.0019	$0.0003
Class C	05/06/24	$0.0015	$0.0003
Asset Manager 20%	05/06/24	$0.0023	$0.0003
Class I	05/06/24	$0.0023	$0.0003
Class Z	05/06/24	$0.0023	$0.0003

Class A	06/10/24	$0.0018	$0.0002
Class M	06/10/24	$0.0016	$0.0002
Class C	06/10/24	$0.0012	$0.0002
Asset Manager 20%	06/10/24	$0.0020	$0.0002
Class I	06/10/24	$0.0019	$0.0002
Class Z	06/10/24	$0.0020	$0.0002

Class A	07/08/24	$0.0031	$0.0004
Class M	07/08/24	$0.0029	$0.0004
Class C	07/08/24	$0.0027	$0.0004
Asset Manager 20%	07/08/24	$0.0033	$0.0004
Class I	07/08/24	$0.0033	$0.0004
Class Z	07/08/24	$0.0033	$0.0004

Class A	08/05/24	$0.0021	$0.0003
Class M	08/05/24	$0.0019	$0.0003
Class C	08/05/24	$0.0016	$0.0003
Asset Manager 20%	08/05/24	$0.0023	$0.0003
Class I	08/05/24	$0.0023	$0.0003
Class Z	08/05/24	$0.0023	$0.0003

Class A	09/09/24	$0.0021	$0.0003
Class M	09/09/24	$0.0019	$0.0003
Class C	09/09/24	$0.0014	$0.0003
Asset Manager 20%	09/09/24	$0.0023	$0.0003
Class I	09/09/24	$0.0023	$0.0003
Class Z	09/09/24	$0.0023	$0.0003

Class A	10/07/24	$0.0029	$0.0004
Class M	10/07/24	$0.0027	$0.0004
Class C	10/07/24	$0.0023	$0.0004
Asset Manager 20%	10/07/24	$0.0030	$0.0004
Class I	10/07/24	$0.0030	$0.0004
Class Z	10/07/24	$0.0030	$0.0004

Class A	11/04/24	$0.0018	$0.0002
Class M	11/04/24	$0.0016	$0.0002
Class C	11/04/24	$0.0013	$0.0002
Asset Manager 20%	11/04/24	$0.0019	$0.0002
Class I	11/04/24	$0.0019	$0.0002
Class Z	11/04/24	$0.0020	$0.0002

Class A	12/31/24	$0.0070	$0.0009
Class M	12/31/24	$0.0066	$0.0009
Class C	12/31/24	$0.0056	$0.0009
Asset Manager 20%	12/31/24	$0.0075	$0.0009
Class I	12/31/24	$0.0075	$0.0009
Class Z	12/31/24	$0.0077	$0.0009
Fidelity Asset Manager 30%
Class A	02/05/24	$0.0011	$0.0002
Class M	02/05/24	$0.0009	$0.0002
Class C	02/05/24	$0.0005	$0.0002
Asset Manager 30%	02/05/24	$0.0013	$0.0002
Class I	02/05/24	$0.0012	$0.0002
Class Z	02/05/24	$0.0013	$0.0002

Class A	03/04/24	$0.0017	$0.0003
Class M	03/04/24	$0.0015	$0.0003
Class C	03/04/24	$0.0010	$0.0003
Asset Manager 30%	03/04/24	$0.0020	$0.0003
Class I	03/04/24	$0.0019	$0.0003
Class Z	03/04/24	$0.0020	$0.0003

Class A	04/08/24	$0.0027	$0.0004
Class M	04/08/24	$0.0024	$0.0004
Class C	04/08/24	$0.0017	$0.0004
Asset Manager 30%	04/08/24	$0.0030	$0.0004
Class I	04/08/24	$0.0030	$0.0004
Class Z	04/08/24	$0.0031	$0.0004

Class A	05/06/24	$0.0021	$0.0003
Class M	05/06/24	$0.0019	$0.0003
Class C	05/06/24	$0.0014	$0.0003
Asset Manager 30%	05/06/24	$0.0025	$0.0003
Class I	05/06/24	$0.0024	$0.0003
Class Z	05/06/24	$0.0025	$0.0003

Class A	06/10/24	$0.0018	$0.0003
Class M	06/10/24	$0.0016	$0.0003
Class C	06/10/24	$0.0011	$0.0003
Asset Manager 30%	06/10/24	$0.0021	$0.0003
Class I	06/10/24	$0.0021	$0.0003
Class Z	06/10/24	$0.0022	$0.0003

Class A	07/08/24	$0.0049	$0.0007
Class M	07/08/24	$0.0046	$0.0007
Class C	07/08/24	$0.0042	$0.0007
Asset Manager 30%	07/08/24	$0.0051	$0.0007
Class I	07/08/24	$0.0051	$0.0007
Class Z	07/08/24	$0.0052	$0.0007

Class A	08/05/24	$0.0021	$0.0003
Class M	08/05/24	$0.0019	$0.0003
Class C	08/05/24	$0.0014	$0.0003
Asset Manager 30%	08/05/24	$0.0024	$0.0003
Class I	08/05/24	$0.0024	$0.0003
Class Z	08/05/24	$0.0025	$0.0003

Class A	09/09/24	$0.0022	$0.0003
Class M	09/09/24	$0.0019	$0.0003
Class C	09/09/24	$0.0014	$0.0003
Asset Manager 30%	09/09/24	$0.0026	$0.0003
Class I	09/09/24	$0.0026	$0.0003
Class Z	09/09/24	$0.0027	$0.0003

Class A	10/07/24	$0.0040	$0.0005
Class M	10/07/24	$0.0037	$0.0005
Class C	10/07/24	$0.0032	$0.0005
Asset Manager 30%	10/07/24	$0.0043	$0.0005
Class I	10/07/24	$0.0043	$0.0005
Class Z	10/07/24	$0.0043	$0.0005

Class A	11/04/24	$0.0020	$0.0003
Class M	11/04/24	$0.0018	$0.0003
Class C	11/04/24	$0.0014	$0.0003
Asset Manager 30%	11/04/24	$0.0024	$0.0003
Class I	11/04/24	$0.0024	$0.0003
Class Z	11/04/24	$0.0024	$0.0003

Class A	12/31/24	$0.0106	$0.0014
Class M	12/31/24	$0.0100	$0.0014
Class C	12/31/24	$0.0089	$0.0014
Asset Manager 30%	12/31/24	$0.0111	$0.0014
Class I	12/31/24	$0.0111	$0.0014
Class Z	12/31/24	$0.0113	$0.0014
Fidelity Asset Manager 40%
Class A	04/08/24	$0.0073	$0.0010
Class M	04/08/24	$0.0062	$0.0010
Class C	04/08/24	$0.0040	$0.0010
Asset Manager 40%	04/08/24	$0.0086	$0.0010
Class I	04/08/24	$0.0085	$0.0010
Class Z	04/08/24	$0.0088	$0.0010

Class A	07/08/24	$0.0127	$0.0017
Class M	07/08/24	$0.0117	$0.0017
Class C	07/08/24	$0.0090	$0.0017
Asset Manager 40%	07/08/24	$0.0141	$0.0017
Class I	07/08/24	$0.0141	$0.0017
Class Z	07/08/24	$0.0142	$0.0017

Class A	10/07/24	$0.0115	$0.0015
Class M	10/07/24	$0.0105	$0.0015
Class C	10/07/24	$0.0080	$0.0015
Asset Manager 40%	10/07/24	$0.0127	$0.0015
Class I	10/07/24	$0.0126	$0.0015
Class Z	10/07/24	$0.0129	$0.0015

Class A	12/31/24	$0.0183	$0.0024
Class M	12/31/24	$0.0170	$0.0024
Class C	12/31/24	$0.0145	$0.0024
Asset Manager 40%	12/31/24	$0.0197	$0.0024
Class I	12/31/24	$0.0197	$0.0024
Class Z	12/31/24	$0.0200	$0.0024
Fidelity Asset Manager 50%
Class A	04/08/24	$0.0114	$0.0017
Class M	04/08/24	$0.0090	$0.0017
Class C	04/08/24	$0.0039	$0.0017
Asset Manager 50%	04/08/24	$0.0142	$0.0017
Class I	04/08/24	$0.0140	$0.0017
Class Z	04/08/24	$0.0150	$0.0017

Class A	07/08/24	$0.0246	$0.0033
Class M	07/08/24	$0.0222	$0.0033
Class C	07/08/24	$0.0172	$0.0033
Asset Manager 50%	07/08/24	$0.0273	$0.0033
Class I	07/08/24	$0.0269	$0.0033
Class Z	07/08/24	$0.0281	$0.0033

Class A	10/07/24	$0.0209	$0.0029
Class M	10/07/24	$0.0185	$0.0029
Class C	10/07/24	$0.0136	$0.0029
Asset Manager 50%	10/07/24	$0.0237	$0.0029
Class I	10/07/24	$0.0235	$0.0029
Class Z	10/07/24	$0.0247	$0.0029

Class A	12/31/24	$0.0375	$0.0049
Class M	12/31/24	$0.0349	$0.0049
Class C	12/31/24	$0.0290	$0.0049
Asset Manager 50%	12/31/24	$0.0407	$0.0049
Class I	12/31/24	$0.0405	$0.0049
Class Z	12/31/24	$0.0419	$0.0049
Fidelity Asset Manager 60%
Class A	12/31/24	$0.0758	$0.0116
Class M	12/31/24	$0.0662	$0.0116
Class C	12/31/24	$0.0444	$0.0116
Asset Manager 60%	12/31/24	$0.0871	$0.0116
Class I	12/31/24	$0.0879	$0.0116
Class Z	12/31/24	$0.0912	$0.0116
Fidelity Asset Manager 70%
Class A	12/31/24	$0.1512	$0.0240
Class M	12/31/24	$0.1306	$0.0240
Class C	12/31/24	$0.0840	$0.0240
Asset Manager 70%	12/31/24	$0.1776	$0.0240
Class I	12/31/24	$0.1837	$0.0240
Class Z	12/31/24	$0.1870	$0.0240
Fidelity Asset Manager 85%
Class A	12/31/24	$0.1632	$0.0270
Class M	12/31/24	$0.1329	$0.0270
Class C	12/31/24	$0.0772	$0.0270
Asset Manager 85%	12/31/24	$0.1949	$0.0270
Class I	12/31/24	$0.1932	$0.0270
Class Z	12/31/24	$0.2113	$0.0270

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more indices, including a customized blended index that reflects the respective weights of each fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. Each of Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% underperformed its benchmark index and peers for the one- and three-year periods ended January 31, 2025 and each of Asset Manager 20%, Asset Manager 30% and Asset Manager 50% underperformed its benchmark index and peers for the one- and three- year periods ended May 31, 2025, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address each fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of each fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of each fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expense ratios.
The information provided to the Board indicated that the management fee rate of the retail class of each fund ranked below the competitive median of the total peer group for 2024. The information provided to the Board indicated that, for Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 50%, each fund's management fee rate ranked below the competitive median of the asset-sized peer group for 2024 and, for Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, each fund's management fee rate ranked above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund's retail class ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that each fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, each fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as each fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.878277.117
AR-ANN-1125
Fidelity® Sustainable Multi-Asset Fund

Annual Report
September 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Multi-Asset Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 23.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	315,249	2,960,188
Fidelity Long-Term Treasury Bond Index Fund (a)	206,565	1,945,839
Fidelity Sustainable Core Plus Bond Fund (a)	614,410	5,806,171
TOTAL BOND FUNDS (Cost $10,528,064)		10,712,198

Domestic Equity Funds - 40.0%
	Shares	Value ($)
Fidelity Sustainable U.S. Equity ETF (a)	159,466	4,778,430
Fidelity U.S. Sustainability Index Fund (a)	451,103	13,388,731
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,533,251)		18,167,161

International Equity Funds - 35.2%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	410,610	6,228,953
Fidelity Sustainable Emerging Markets Equity Fund (a)	270,013	3,088,947
Fidelity Sustainable International Equity Fund (a)	592,064	6,648,884
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,683,850)		15,966,784

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Sustainable Low Duration Bond Fund (a) (Cost $526,574)	51,169	529,083

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,271,739)	45,375,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,443)
NET ASSETS - 100.0%	45,372,783

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	55,276	55,276	16	-	-	-	-	0.0%
Total	-	55,276	55,276	16	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	2,075,298	1,772,076	922,207	74,028	(16,107)	51,128	2,960,188	315,249
Fidelity International Sustainability Index Fund	3,789,862	2,973,763	1,223,280	90,870	(7,345)	695,953	6,228,953	410,610
Fidelity Long-Term Treasury Bond Index Fund	741,042	1,729,177	454,772	51,116	(14,223)	(55,385)	1,945,839	206,565
Fidelity Sustainable Core Plus Bond Fund	3,622,009	3,329,903	1,148,921	172,005	(4,670)	7,850	5,806,171	614,410
Fidelity Sustainable Emerging Markets Equity Fund	1,525,621	1,838,059	778,063	25,409	202	503,128	3,088,947	270,013
Fidelity Sustainable International Equity Fund	4,053,232	3,722,942	1,704,372	76,667	(3,200)	580,282	6,648,884	592,064
Fidelity Sustainable Low Duration Bond Fund	346,304	548,969	368,992	3,823	8,704	(5,902)	529,083	51,169
Fidelity Sustainable U.S. Equity ETF	3,453,800	1,184,004	307,794	65,593	(5,155)	453,575	4,778,430	159,466
Fidelity U.S. Sustainability Index Fund	8,023,866	8,023,698	4,136,250	111,330	(24,628)	1,502,045	13,388,731	451,103
	27,631,034	25,122,591	11,044,651	670,841	(66,422)	3,732,674	45,375,226

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	10,712,198	10,712,198	-	-

Domestic Equity Funds	18,167,161	18,167,161	-	-

International Equity Funds	15,966,784	15,966,784	-	-

Short-Term Funds	529,083	529,083	-	-
Total Investments in Securities:	45,375,226	45,375,226	-	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $37,271,739)	$45,375,226

Total Investment in Securities (cost $37,271,739)		$45,375,226
Receivable for fund shares sold		104,591
Receivable from investment adviser for expense reductions		1,819
Total assets		45,481,636
Liabilities
Payable for investments purchased	$85,828
Payable for fund shares redeemed	18,765
Accrued management fee	3,623
Distribution and service plan fees payable	637
Total liabilities		108,853
Net Assets		$45,372,783
Net Assets consist of:
Paid in capital		$37,502,332
Total accumulated earnings (loss)		7,870,451
Net Assets		$45,372,783

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($506,381 ÷ 42,702 shares)(a)		$11.86
Maximum offering price per share (100/94.25 of $11.86)		$12.58
Class M :
Net Asset Value and redemption price per share ($300,363 ÷ 25,377 shares)(a)		$11.84
Maximum offering price per share (100/96.50 of $11.84)		$12.27
Class C :
Net Asset Value and offering price per share ($503,784 ÷ 42,792 shares)(a)		$11.77
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value, offering price and redemption price per share ($41,015,019 ÷ 3,450,315 shares)		$11.89
Class I :
Net Asset Value, offering price and redemption price per share ($3,047,236 ÷ 256,317 shares)		$11.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends:
Affiliated issuers		$619,783
Income from Fidelity Central Funds		16
Total income		619,799
Expenses
Management fee	$33,752
Distribution and service plan fees	6,849
Independent trustees' fees and expenses	79
Total expenses before reductions	40,680
Expense reductions	(17,208)
Total expenses after reductions		23,472
Net Investment income (loss)		596,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(66,422)
Capital gain distributions from underlying funds:
Affiliated issuers	51,058
Total net realized gain (loss)		(15,364)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,732,674
Total change in net unrealized appreciation (depreciation)		3,732,674
Net gain (loss)		3,717,310
Net increase (decrease) in net assets resulting from operations		$4,313,637
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$596,327	$363,250
Net realized gain (loss)	(15,364)	(139,311)
Change in net unrealized appreciation (depreciation)	3,732,674	4,339,314
Net increase (decrease) in net assets resulting from operations	4,313,637	4,563,253
Distributions to shareholders	(532,031)	(291,724)

Share transactions - net increase (decrease)	13,955,300	9,915,438
Total increase (decrease) in net assets	17,736,906	14,186,967

Net Assets
Beginning of period	27,635,877	13,448,910
End of period	$45,372,783	$27,635,877

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$8.71	$7.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.15	.14	.02
Net realized and unrealized gain (loss)	1.05	2.09	.91	(2.23)
Total from investment operations	1.22	2.24	1.05	(2.21)
Distributions from net investment income	(.16)	(.15)	(.13)	-
Total distributions	(.16)	(.15)	(.13)	-
Net asset value, end of period	$11.86	$10.80	$8.71	$7.79
Total Return D,E,F	11.56%	25.95%	13.56%	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30% I
Expenses net of all reductions, if any	.30%	.30%	.30%	.30% I
Net investment income (loss)	1.54%	1.55%	1.66%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$506	$449	$285	$163
Portfolio turnover rate J	33%	38%	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class M

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$8.70	$7.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.13	.12	- D
Net realized and unrealized gain (loss)	1.06	2.08	.92	(2.23)
Total from investment operations	1.20	2.21	1.04	(2.23)
Distributions from net investment income	(.14)	(.13)	(.11)	-
Total distributions	(.14)	(.13)	(.11)	-
Net asset value, end of period	$11.84	$10.78	$8.70	$7.77
Total Return E,F,G	11.30%	25.55%	13.46%	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60%	.60%	.60%	.60% J
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55% J
Expenses net of all reductions, if any	.55%	.55%	.55%	.55% J
Net investment income (loss)	1.29%	1.30%	1.41%	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$300	$264	$206	$169
Portfolio turnover rate K	33%	38%	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class C

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$8.66	$7.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.08	.08	(.03)
Net realized and unrealized gain (loss)	1.05	2.07	.91	(2.22)
Total from investment operations	1.13	2.15	.99	(2.25)
Distributions from net investment income	(.09)	(.08)	(.08)	-
Total distributions	(.09)	(.08)	(.08)	-
Net asset value, end of period	$11.77	$10.73	$8.66	$7.75
Total Return D,E,F	10.63%	25.01%	12.80%	(22.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10%	1.10%	1.10%	1.10% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.05%	1.05% I
Expenses net of all reductions, if any	1.05%	1.05%	1.05%	1.05% I
Net investment income (loss)	.79%	.80%	.91%	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$504	$421	$312	$229
Portfolio turnover rate J	33%	38%	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Multi-Asset Fund

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.18	.17	.03
Net realized and unrealized gain (loss)	1.06	2.09	.91	(2.23)
Total from investment operations	1.25	2.27	1.08	(2.20)
Distributions from net investment income	(.19)	(.17)	(.15)	-
Total distributions	(.19)	(.17)	(.15)	-
Net asset value, end of period	$11.89	$10.83	$8.73	$7.80
Total Return D,E	11.82%	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% H
Expenses net of all reductions, if any	.05%	.05%	.05%	.05% H
Net investment income (loss)	1.79%	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$41,015	$24,833	$11,866	$4,010
Portfolio turnover rate I	33%	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class I

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.18	.17	.03
Net realized and unrealized gain (loss)	1.06	2.09	.91	(2.23)
Total from investment operations	1.25	2.27	1.08	(2.20)
Distributions from net investment income	(.19)	(.17)	(.15)	-
Total distributions	(.19)	(.17)	(.15)	-
Net asset value, end of period	$11.89	$10.83	$8.73	$7.80
Total Return D,E	11.81%	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% H
Expenses net of all reductions, if any	.05%	.05%	.05%	.05% H
Net investment income (loss)	1.79%	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,047	$1,670	$780	$300
Portfolio turnover rate I	33%	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of Fidelity mutual funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds or ETFs, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,033,317
Gross unrealized depreciation	(167,805)
Net unrealized appreciation (depreciation)	$7,865,512
Tax Cost	$37,509,714

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$176,752
Capital loss carryforward	$(171,813)
Net unrealized appreciation (depreciation) on securities and other investments	$7,865,512

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(93,936)
Long-term	(77,877)
Total capital loss carryforward	$(171,813)
The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$532,031	$ 291,724

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	25,122,591	11,044,651
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,132	455
Class M	.25%	.25%	1,342	1,116
Class C	.75%	.25%	4,375	2,486
			6,849	4,057

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	325
Class M	21
Class CA	4
350
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.30%	227
Class M	.55%	134
Class C	1.05%	221
Fidelity Sustainable Multi-Asset Fund	.05%	15,258
Class I	.05%	1,059
		16,899

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $309.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Sustainable Multi-Asset Fund
Distributions to shareholders
Class A	$6,917	$4,949
Class M	3,383	2,977
Class C	3,436	3,050
Fidelity Sustainable Multi-Asset Fund	488,123	262,724
Class I	30,172	18,024
Total	$532,031	$291,724

8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	8,428	15,238	$91,606	$152,814
Reinvestment of distributions	669	523	6,917	4,949
Shares redeemed	(7,921)	(6,942)	(81,960)	(71,295)
Net increase (decrease)	1,176	8,819	$16,563	$86,468
Class M
Shares sold	602	475	$6,479	$4,513
Reinvestment of distributions	327	315	3,383	2,977
Shares redeemed	(2)	-	(22)	-
Net increase (decrease)	927	790	$9,840	$7,490
Class C
Shares sold	6,319	5,295	$67,311	$52,119
Reinvestment of distributions	333	323	3,436	3,050
Shares redeemed	(3,123)	(2,388)	(33,202)	(23,280)
Net increase (decrease)	3,529	3,230	$37,545	$31,889
Fidelity Sustainable Multi-Asset Fund
Shares sold	1,823,042	1,350,034	$19,922,219	$13,273,452
Reinvestment of distributions	43,025	23,978	444,881	226,832
Shares redeemed	(708,353)	(440,690)	(7,598,615)	(4,345,431)
Net increase (decrease)	1,157,714	933,322	$12,768,485	$9,154,853
Class I
Shares sold	114,107	65,512	$1,258,145	$643,360
Reinvestment of distributions	2,771	1,763	28,653	16,680
Shares redeemed	(14,698)	(2,480)	(163,931)	(25,302)
Net increase (decrease)	102,180	64,795	$1,122,867	$634,738
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	28%
Fidelity Sustainable International Equity Fund	42%
Fidelity Sustainable Core Plus Bond Fund	12%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Sustainable Multi-Asset Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Multi-Asset Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from February 10, 2022 (commencement of operations) through September 30, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from February 10, 2022 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 27.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $202,357 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $271,285 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 20%; Class M designates 23%; Class C designates 35%; Fidelity Sustainable Multi-Asset Fund designates 17%; and Class I designates 17% of the dividends distributed in December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 58.85%; Class M designates 69.23%; Class C designates 100%; Fidelity Sustainable Multi-Asset Fund designates 50.91%; and Class I designates 51.17% of the dividends distributed December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.74%; Class M designates 0.87%; Fidelity Sustainable Multi-Asset Fund designates 0.64% and Class I designates 0.64% of the dividends distributed in December, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Sustainable Multi-Asset Fund
Class A	12/31/24	$0.0940	$0.0093
Class M	12/31/24	$0.0799	$0.0093
Class C	12/31/24	$0.0528	$0.0093
Fidelity Sustainable Multi-Asset Fund	12/31/24	$0.1086	$0.0093
Class I	12/31/24	$0.1081	$0.0093

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Multi-Asset Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the fund, including the backgrounds and experience of investment personnel and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the investment adviser the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's unitary (subject to limited exceptions) fee rate as well as other fund or class expenses paid by FMR under the fund's management contract, such as transfer agent fees, fund-paid 12b-1 fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expense ratios.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.30%, 0.55%, 1.05%, 0.05%, and 0.05% through January 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2026.

1.9904616.103
MAF-ANN-1125
30% Allocation Fund
50% Allocation Fund
70% Allocation Fund
85% Allocation Fund

(formerly Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Growth Allocation Fund, respectively)

Annual Report
September 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
30% Allocation Fund
50% Allocation Fund
70% Allocation Fund
85% Allocation Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
30% Allocation Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $196,230)	18,489	195,063

Domestic Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $54,790)	450	82,990

International Equity Funds - 9.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $27,155)	2,095	35,672

Short-Term Funds - 19.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $75,444)	7,685	77,930

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $353,619)	391,655
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	391,655

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	61,805	18,814	3,281	2,170	31	561	77,930	7,685
Fidelity Total International Index Fund	27,900	7,521	4,244	767	65	4,430	35,672	2,095
Fidelity Total Market Index Fund	65,436	21,674	15,986	693	770	11,096	82,990	450
Fidelity U.S. Bond Index Fund	154,894	47,768	7,014	5,955	99	(684)	195,063	18,489
	310,035	95,777	30,525	9,585	965	15,403	391,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	195,063	195,063	-	-

Domestic Equity Funds	82,990	82,990	-	-

International Equity Funds	35,672	35,672	-	-

Short-Term Funds	77,930	77,930	-	-
Total Investments in Securities:	391,655	391,655	-	-
30% Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $353,619)	$391,655

Total Investment in Securities (cost $353,619)		$391,655
Cash		1
Receivable for investments sold		1,169
Receivable for fund shares sold		264
Total assets		393,089
Liabilities
Payable for investments purchased	$1,198
Payable for fund shares redeemed	236
Total liabilities		1,434
Net Assets		$391,655
Net Assets consist of:
Paid in capital		$355,549
Total accumulated earnings (loss)		36,106
Net Assets		$391,655
Net Asset Value, offering price and redemption price per share ($391,655 ÷ 36,866 shares)		$10.62
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends:
Affiliated issuers		$9,585
Expenses
Management fee	$334
Independent trustees' fees and expenses	1
Total expenses before reductions	335
Expense reductions	(334)
Total expenses after reductions		1
Net Investment income (loss)		9,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	965
Total net realized gain (loss)		965
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	15,403
Total change in net unrealized appreciation (depreciation)		15,403
Net gain (loss)		16,368
Net increase (decrease) in net assets resulting from operations		$25,952
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,584	$6,752
Net realized gain (loss)	965	(580)
Change in net unrealized appreciation (depreciation)	15,403	34,477
Net increase (decrease) in net assets resulting from operations	25,952	40,649
Distributions to shareholders	(9,251)	(6,576)

Share transactions
Proceeds from sales of shares	60,828	68,221
Reinvestment of distributions	9,251	6,576
Cost of shares redeemed	(5,161)	(17,261)

Net increase (decrease) in net assets resulting from share transactions	64,918	57,536
Total increase (decrease) in net assets	81,619	91,609

Net Assets
Beginning of period	310,036	218,427
End of period	$391,655	$310,036

Other Information
Shares
Sold	5,987	7,222
Issued in reinvestment of distributions	923	689
Redeemed	(503)	(1,873)
Net increase (decrease)	6,407	6,038

Financial Highlights
30% Allocation Fund

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$8.94	$8.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.24	.20	.08
Net realized and unrealized gain (loss)	.44	1.24	.39	(1.47)
Total from investment operations	.73	1.48	.59	(1.39)
Distributions from net investment income	(.29)	(.24)	(.20)	(.06)
Total distributions	(.29)	(.24)	(.20)	(.06)
Net asset value, end of period	$10.62	$10.18	$8.94	$8.55
Total Return D,E	7.34%	16.82%	6.90%	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10%	.11%	.10% H
Expenses net of fee waivers, if any I	- %	-%	-%	-% H
Expenses net of all reductions, if any I	-%	-%	-%	-% H
Net investment income (loss)	2.87%	2.56%	2.21%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$392	$310	$218	$158
Portfolio turnover rate J	9%	11%	19%	11% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
50% Allocation Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 39.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $488,729)	46,920	495,003

Domestic Equity Funds - 35.2%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $315,004)	2,378	438,152

International Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $147,242)	11,031	187,864

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $119,056)	12,134	123,042

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,070,031)	1,244,061
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,244,061

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	81,707	47,982	7,671	3,194	(12)	1,036	123,042	12,134
Fidelity Total International Index Fund	123,011	62,013	20,544	3,688	124	23,260	187,864	11,031
Fidelity Total Market Index Fund	288,892	151,113	62,053	3,341	872	59,328	438,152	2,378
Fidelity U.S. Bond Index Fund	328,447	197,957	31,192	14,091	(1,766)	1,557	495,003	46,920
	822,057	459,065	121,460	24,314	(782)	85,181	1,244,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	495,003	495,003	-	-

Domestic Equity Funds	438,152	438,152	-	-

International Equity Funds	187,864	187,864	-	-

Short-Term Funds	123,042	123,042	-	-
Total Investments in Securities:	1,244,061	1,244,061	-	-
50% Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,070,031)	$1,244,061

Total Investment in Securities (cost $1,070,031)		$1,244,061
Receivable for investments sold		3,552
Receivable for fund shares sold		1,869
Total assets		1,249,482
Liabilities
Payable for investments purchased	$5,169
Payable for fund shares redeemed	252
Total liabilities		5,421
Net Assets		$1,244,061
Net Assets consist of:
Paid in capital		$1,070,999
Total accumulated earnings (loss)		173,062
Net Assets		$1,244,061
Net Asset Value, offering price and redemption price per share ($1,244,061 ÷ 108,701 shares)		$11.44
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends:
Affiliated issuers		$24,314
Expenses
Management fee	$989
Independent trustees' fees and expenses	2
Total expenses before reductions	991
Expense reductions	(989)
Total expenses after reductions		2
Net Investment income (loss)		24,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(782)
Total net realized gain (loss)		(782)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	85,181
Total change in net unrealized appreciation (depreciation)		85,181
Net gain (loss)		84,399
Net increase (decrease) in net assets resulting from operations		$108,711
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,312	$14,390
Net realized gain (loss)	(782)	(993)
Change in net unrealized appreciation (depreciation)	85,181	106,184
Net increase (decrease) in net assets resulting from operations	108,711	119,581
Distributions to shareholders	(22,490)	(12,560)

Share transactions
Proceeds from sales of shares	346,469	329,720
Reinvestment of distributions	22,482	12,560
Cost of shares redeemed	(33,168)	(66,976)

Net increase (decrease) in net assets resulting from share transactions	335,783	275,304
Total increase (decrease) in net assets	422,004	382,325

Net Assets
Beginning of period	822,057	439,732
End of period	$1,244,061	$822,057

Other Information
Shares
Sold	32,444	33,795
Issued in reinvestment of distributions	2,162	1,294
Redeemed	(3,135)	(6,804)
Net increase (decrease)	31,471	28,285

Financial Highlights
50% Allocation Fund

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$8.98	$8.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.22	.18	.06
Net realized and unrealized gain (loss)	.80	1.66	.69	(1.74)
Total from investment operations	1.06	1.88	.87	(1.68)
Distributions from net investment income	(.25)	(.22)	(.18)	(.03)
Distributions from net realized gain	- D	-	-	-
Total distributions	(.26) E	(.22)	(.18)	(.03)
Net asset value, end of period	$11.44	$10.64	$8.98	$8.29
Total Return F,G	10.20%	21.17%	10.62%	(16.81)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10%	.10%	.11%	.10% J
Expenses net of fee waivers, if any K	- %	-%	-%	-% J
Expenses net of all reductions, if any K	-%	-%	-%	-% J
Net investment income (loss)	2.46%	2.28%	2.05%	1.07% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,244	$822	$440	$252
Portfolio turnover rate L	12%	15%	21%	12% J

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
70% Allocation Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 24.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $361,853)	34,591	364,938

Domestic Equity Funds - 49.2%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $505,544)	3,928	723,918

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $239,311)	18,207	310,062

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $69,566)	7,096	71,958

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,176,274)	1,470,876
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,470,876

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	54,033	24,720	7,352	1,985	(20)	577	71,958	7,096
Fidelity Total International Index Fund	227,179	89,381	44,922	6,698	172	38,252	310,062	18,207
Fidelity Total Market Index Fund	533,080	194,866	104,997	6,082	1,169	99,800	723,918	3,928
Fidelity U.S. Bond Index Fund	271,184	136,156	41,686	10,846	(1,520)	804	364,938	34,591
	1,085,476	445,123	198,957	25,611	(199)	139,433	1,470,876

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	364,938	364,938	-	-

Domestic Equity Funds	723,918	723,918	-	-

International Equity Funds	310,062	310,062	-	-

Short-Term Funds	71,958	71,958	-	-
Total Investments in Securities:	1,470,876	1,470,876	-	-
70% Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,176,274)	$1,470,876

Total Investment in Securities (cost $1,176,274)		$1,470,876
Receivable for fund shares sold		19,224
Total assets		1,490,100
Liabilities
Payable for investments purchased	$18,954
Payable for fund shares redeemed	270
Total liabilities		19,224
Net Assets		$1,470,876
Net Assets consist of:
Paid in capital		$1,173,560
Total accumulated earnings (loss)		297,316
Net Assets		$1,470,876
Net Asset Value, offering price and redemption price per share ($1,470,876 ÷ 118,319 shares)		$12.43
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends:
Affiliated issuers		$25,611
Expenses
Management fee	$1,222
Independent trustees' fees and expenses	3
Total expenses before reductions	1,225
Expense reductions	(1,222)
Total expenses after reductions		3
Net Investment income (loss)		25,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(199)
Total net realized gain (loss)		(199)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	139,433
Total change in net unrealized appreciation (depreciation)		139,433
Net gain (loss)		139,234
Net increase (decrease) in net assets resulting from operations		$164,842
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,608	$16,563
Net realized gain (loss)	(199)	1,618
Change in net unrealized appreciation (depreciation)	139,433	164,711
Net increase (decrease) in net assets resulting from operations	164,842	182,892
Distributions to shareholders	(22,787)	(12,595)

Share transactions
Proceeds from sales of shares	311,489	389,924
Reinvestment of distributions	22,787	12,595
Cost of shares redeemed	(90,931)	(27,294)

Net increase (decrease) in net assets resulting from share transactions	243,345	375,225
Total increase (decrease) in net assets	385,400	545,522

Net Assets
Beginning of period	1,085,476	539,954
End of period	$1,470,876	$1,085,476

Other Information
Shares
Sold	27,521	38,964
Issued in reinvestment of distributions	2,092	1,280
Redeemed	(8,115)	(2,813)
Net increase (decrease)	21,498	37,431

Financial Highlights
70% Allocation Fund

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$9.09	$8.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.20	.17	.04
Net realized and unrealized gain (loss)	1.20	2.09	1.00	(1.97)
Total from investment operations	1.44	2.29	1.17	(1.93)
Distributions from net investment income	(.22)	(.17)	(.15)	-
Total distributions	(.22)	(.17)	(.15)	-
Net asset value, end of period	$12.43	$11.21	$9.09	$8.07
Total Return D,E	13.11%	25.50%	14.55%	(19.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10%	.10%	.11%	.10% H
Expenses net of fee waivers, if any I	- %	-%	-%	-% H
Expenses net of all reductions, if any I	-%	-%	-%	-% H
Net investment income (loss)	2.10%	1.99%	1.94%	.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,471	$1,085	$540	$340
Portfolio turnover rate J	16%	7%	26%	34% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
85% Allocation Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Bond Funds - 14.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $279,913)	26,960	284,431

Domestic Equity Funds - 60.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $806,836)	6,254	1,152,475

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $368,667)	28,215	480,493

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,455,416)	1,917,399
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	1,917,398

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Total International Index Fund	327,965	150,648	60,227	9,369	421	61,686	480,493	28,215
Fidelity Total Market Index Fund	791,760	310,527	105,933	8,743	2,710	153,411	1,152,475	6,254
Fidelity U.S. Bond Index Fund	197,206	113,332	26,382	8,345	(1,181)	1,456	284,431	26,960
	1,316,931	574,507	192,542	26,457	1,950	216,553	1,917,399

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	284,431	284,431	-	-

Domestic Equity Funds	1,152,475	1,152,475	-	-

International Equity Funds	480,493	480,493	-	-
Total Investments in Securities:	1,917,399	1,917,399	-	-
85% Allocation Fund
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,455,416)	$1,917,399

Total Investment in Securities (cost $1,455,416)		$1,917,399
Receivable for investments sold		12,318
Receivable for fund shares sold		2,057
Total assets		1,931,774
Liabilities
Payable for investments purchased	$834
Payable for fund shares redeemed	13,542
Total liabilities		14,376
Net Assets		$1,917,398
Net Assets consist of:
Paid in capital		$1,452,671
Total accumulated earnings (loss)		464,727
Net Assets		$1,917,398
Net Asset Value, offering price and redemption price per share ($1,917,398 ÷ 147,380 shares)		$13.01
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends:
Affiliated issuers		$26,457
Expenses
Management fee	$1,568
Independent trustees' fees and expenses	4
Total expenses before reductions	1,572
Expense reductions	(1,568)
Total expenses after reductions		4
Net Investment income (loss)		26,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,950
Total net realized gain (loss)		1,950
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	216,553
Total change in net unrealized appreciation (depreciation)		216,553
Net gain (loss)		218,503
Net increase (decrease) in net assets resulting from operations		$244,956
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,453	$19,452
Net realized gain (loss)	1,950	991
Change in net unrealized appreciation (depreciation)	216,553	245,711
Net increase (decrease) in net assets resulting from operations	244,956	266,154
Distributions to shareholders	(25,327)	(16,293)

Share transactions
Proceeds from sales of shares	424,759	368,070
Reinvestment of distributions	25,327	16,293
Cost of shares redeemed	(69,247)	(58,511)

Net increase (decrease) in net assets resulting from share transactions	380,839	325,852
Total increase (decrease) in net assets	600,468	575,713

Net Assets
Beginning of period	1,316,930	741,217
End of period	$1,917,398	$1,316,930

Other Information
Shares
Sold	36,522	36,777
Issued in reinvestment of distributions	2,255	1,644
Redeemed	(5,889)	(5,538)
Net increase (decrease)	32,888	32,883

Financial Highlights
85% Allocation Fund

Years ended September 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$9.08	$7.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.19	.15	.03
Net realized and unrealized gain (loss)	1.53	2.41	1.21	(2.16)
Total from investment operations	1.73	2.60	1.36	(2.13)
Distributions from net investment income	(.21)	(.18)	(.15)	-
Distributions from net realized gain	- D	-	-	-
Total distributions	(.22) E	(.18)	(.15)	-
Net asset value, end of period	$13.01	$11.50	$9.08	$7.87
Total Return F,G	15.32%	28.94%	17.49%	(21.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10%	.10%	.11%	.10% J
Expenses net of fee waivers, if any K	- %	-%	-%	-% J
Expenses net of all reductions, if any K	-%	-%	-%	-% J
Net investment income (loss)	1.69%	1.81%	1.68%	.46% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,917	$1,317	$741	$353
Portfolio turnover rate L	12%	7%	20%	14% J

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
30% Allocation Fund, 50% Allocation Fund, 70% Allocation Fund and 85% Allocation Fund (the Funds) (formerly Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Growth Allocation Fund, respectively) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of two Fidelity equity index funds (U.S. and international) and two Fidelity investment-grade bond index funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
30% Allocation Fund	356,983	40,593	(5,921)	34,672
50% Allocation Fund	1,077,505	173,871	(7,315)	166,556
70% Allocation Fund	1,183,195	294,295	(6,614)	287,681
85% Allocation Fund	1,462,504	458,488	(3,593)	454,895

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
30% Allocation Fund	1,270	164	-	34,672
50% Allocation Fund	6,486	20	-	166,556
70% Allocation Fund	9,697	-	(62)	287,681
85% Allocation Fund	8,044	1,789	-	454,895

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
70% Allocation Fund	(60)	(2)	(62)

Due to large subscriptions in a prior period, 50% Allocation Fund and 85% Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

September 30, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
30% Allocation Fund	9,251	-	9,251
50% Allocation Fund	22,321	169	22,490
70% Allocation Fund	22,787	-	22,787
85% Allocation Fund	25,327	-	25,327

September 30, 2024
Ordinary Income ($)
30% Allocation Fund	6,576
50% Allocation Fund	12,560
70% Allocation Fund	12,595
85% Allocation Fund	16,293

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
30% Allocation Fund	95,777	30,525
50% Allocation Fund	459,065	121,460
70% Allocation Fund	445,123	198,957
85% Allocation Fund	574,507	192,542
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2028. For the period, management fees were reduced by the following amounts:

Management Fee Waiver ($)
30% Allocation Fund	334
50% Allocation Fund	989
70% Allocation Fund	1,222
85% Allocation Fund	1,568
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
30% Allocation Fund	19%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and Shareholders of 30% Allocation Fund, 50% Allocation Fund, 70% Allocation Fund, and 85% Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of 30% Allocation Fund, 50% Allocation Fund, 70% Allocation Fund, and 85% Allocation Fund (four of the funds constituting Fidelity Charles Street Trust, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the three years in the period ended September 30, 2025 and for the period February 9, 2022 (commencement of operations) through September 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the three years in the period ended September 30, 2025 and for the period February 9, 2022 (commencement of operations) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2025, or, if subsequently determined to be different, the net capital gain of such year.

30% Allocation Fund	$ 164
50% Allocation Fund	$ 126
85% Allocation Fund	$ 1,789
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

30% Allocation Fund	42.58%
50% Allocation Fund	34.19%
70% Allocation Fund	23.71%
85% Allocation Fund	13.66%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

30% Allocation Fund
November 2024	10%
December 2024	15%
February 2025	1%
March 2025	1%
April 2025	1%
May 2025	1%
June 2025	1%
July 2025	1%
August 2025	1%
September 2025	1%

50% Allocation Fund
December 2024	24%
April 2025	3%
July 2025	3%

70% Allocation Fund
December 2024	25%
85% Allocation Fund
December 2024	32%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

30% Allocation Fund
November 2024	21.97%
December 2024	33.30%
February 2025	0.93%
March 2025	0.93%
April 2025	0.93%
May 2025	0.93%
June 2025	0.93%
July 2025	0.93%
August 2025	0.93%
September 2025	0.93%

50% Allocation Fund
December 2024	51.15%
April 2025	2.66%
July 2025	2.66%

70% Allocation Fund
December 2024	49.20%
85% Allocation Fund
December 2024	62.53%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

30% Allocation Fund
November 2024 December 2024	0.95% 1.44%
50% Allocation Fund
December 2024	2.21%
70% Allocation Fund
December 2024	2.00%
85% Allocation Fund
December 2024	2.53%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

30% Allocation Fund	$ 5,899
50% Allocation Fund	$ 11,113
70% Allocation Fund	$ 8,828
85% Allocation Fund	$ 5,666
The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2024
50% Allocation Fund	100%
85% Allocation Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

30% Allocation Fund	$7,528
50% Allocation Fund	$14,888
70% Allocation Fund	$9,746
85% Allocation Fund	$6,429

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
30% Allocation Fund	02/05/2024	$0.0011	$0.0001
	03/04/2024	$0.0017	$0.0001
	04/08/2024	$0.0018	$0.0001
	05/06/2024	$0.0024	$0.0002
	06/10/2024	$0.0020	$0.0002
	07/08/2024	$0.0020	$0.0002
	08/05/2024	$0.0018	$0.0001
	09/09/2024	$0.0024	$0.0002
	10/07/2024	$0.0019	$0.0001
	11/04/2024	$0.0019	$0.0001
	12/31/2024	$0.0130	$0.0010
50% Allocation Fund	04/08/2024	$0.0073	$0.0005
	07/08/2024	$0.0111	$0.0007
	10/07/2024	$0.0111	$0.0007
	12/31/2024	$0.0364	$0.0024
70% Allocation Fund	12/31/2024	$0.0953	$0.0060
85% Allocation Fund	12/31/2024	$0.1112	$0.0074

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
30% Allocation Fund
50% Allocation Fund
70% Allocation Fund
85% Allocation Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract (together, the Advisory Contracts) with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the investment adviser the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to limited exceptions) fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expense ratios.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to waive 0.10% of each fund's management fee through January 31, 2028.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.9904652.103
HSA-ANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025